-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   Form N-1A

                  REGISTRATION STATEMENT (NO. 2-47371) UNDER
                          THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.

                     Post-Effective Amendment No. 48

                                      and

                         REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. 49

                  VANGUARD FIXED INCOME SECURITIES FUND

     (Exact Name of Registrant as Specified in Declaration of Trust)

                            100 Vanguard Boulevard
                            Malvern, PA 19355-0741
                    (Address of Principal Executive Office)

                 Registrant's Telephone Number (610) 669-1000

                        R. Gregory Barton, Esquire
                                 P.O. Box 2600
                            Valley Forge, PA 19482

  It is hereby requested that this filing become effective on June 1, 1999 pursuant to paragraph (a) of Rule 485.

  Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

  We have elected to register an indefinite number of shares pursuant to Regu-lation 24f-2 under the Investment Company Act of 1940. We filed our Rule 24f-2 Notice for the year ended January 31, 1999 on April . , 1999.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                   VANGUARD FIXED INCOME SECURITIES FUND

                             CROSS REFERENCE SHEET

  Form N-1A
 Item Number                                        Location in Prospectus
  Item 1.    Front and Back Cover Pages............ Front and Back Cover Pages
  Item 2.    Risk/Return Summary: Investments,
             Risks, and Performance................ Fund Profile
  Item 3.    Risk/Return Summary: Fee Table........ Fee Table
  Item 4.    Investment Objectives, Principal
             Investment Strategies, and Related     A Word About Risk; Who
             Risks................................. Should Invest; Primary
                                                    Investment Strategies
  Item 5.    Management's Discussion of Fund
             Performance........................... Herein incorporated by reference to Registrant's
                                                    Report to Shareholders
                                                    dated January 31, 1999
                                                    filed with the Securities
                                                    and Exchange Commission's
                                                    EDGAR system on  .
  Item 6.    Management, Organization, and Capital
             Structure............................. The Fund and Vanguard;
                                                    Investment Adviser
  Item 7.    Shareholder Information............... Share Price; Dividends,
                                                    Capital Gains, and Taxes;
                                                    Investing With Vanguard
  Item 8.    Distribution Arrangements............. Inside Front Cover Page
  Item 9.    Financial Highlights Information...... Financial Highlights
  Form N-1A                                         Location in Statement
 Item Number                                        of Additional Information
  Item 10.   Cover Page and Table of Contents...... Cover Page; Table of
                                                    Contents
  Item 11.   Fund History.......................... Description of the Trust
  Item 12.   Description of the Fund and its
             Investments and Risks................. Investment Policies;
                                                    Description of the Trust;
                                                    and Fundamental Investment
                                                    Limitations
  Item 13.   Management of the Fund................ Management of the Trust
  Item 14.   Control Persons and Principal Holders
             of Securities......................... Management of the Trust
  Item 15.   Investment Advisory and Other          Investment Advisory
             Services.............................. Services
  Item 16.   Brokerage Allocation and Other
             Practices............................. Portfolio Transactions
  Item 17.   Capital Stock and Other Securities.... Description of the Trust
  Item 18.   Purchase, Redemption, and Pricing of
             Securities Being Offered.............. Purchase of Shares;
                                                    Redemption of Shares; and
                                                    Share Price
  Item 19.   Taxation of the Fund.................. Description of the Trust
  Item 20.   Underwriters.......................... Not Applicable
  Item 21.   Calculation of Performance Data....... Yield and Total Return
  Item 22.   Financial Statements.................. Financial Statements

An Introduction to Vanguard Bond Funds

Vanguard Bond Funds consist of nine separate bond funds, eight of which are offered through this prospectus (Vanguard High-Yield Corporate Fund is offered through a separate prospectus). Each of these Funds seeks to provide a high level of current income. To achieve this objective, each Fund invests in fixed income securities meeting defined credit quality and average maturity standards. These standards vary, as shown in the following table. As a result, the relative levels of income provided by the Funds will vary to some extent, with the Short-Term Treasury Fund generally providing the lowest level and the Long-Term Corporate Fund providing the highest.

         ------------------------------------------------------------------------------------
                                                                            Dollar-Weighted
         Fund                         Primary Investments                   Average Maturity
         ------------------------------------------------------------------------------------
         Short-Term Treasury          U.S. Treasury bonds                      1-3 years
         Short-Term Federal           U.S. government agency bonds             1-3 years
         Short-Term Corporate         Investment grade corporate bonds         1-3 years
         Intermediate-Term Treasury   U.S. Treasury bonds                      5-10 years
         Intermediate-Term Corporate  Investment grade corporate bonds         5-10 years
         GNMA                         GNMA mortgage certificates          Generally 5-10 years
         Long-Term Treasury           U.S. Treasury bonds                     15-30 years
         Long-Term Corporate          Investment grade corporate bonds        15-30 years
         ------------------------------------------------------------------------------------

  On the following pages, you'll find profiles that summarize key features of each fund. Following the profiles, there is important additional information common to all of the Funds.

2

Fund Profile--Vanguard Short-Term Treasury Fund

The following profile summarizes key features of Vanguard Short-Term Treasury Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income and preserve investors' principal, while investing in bonds that meet defined quality and maturity standards.

INVESTMENT STRATEGIES

The Fund invests at least 85% of its assets in high-quality, short-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund will maintain an average maturity of between one and three years. For more information on investment strategies, see pages 22-23.

PRIMARY RISKS

The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

 . Income risk, which is the chance that falling interest rates will cause the
  Fund's income to decline. Income risk is generally high for short-term bonds. . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally low for short-term bonds.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

        ----------------------------------------------------------------------
                              Annual Total Returns
        ----------------------------------------------------------------------








        ----------------------------------------------------------------------
        The Fund's return for the most recent calendar quarter ended March 31, 1999, was .%.
        ----------------------------------------------------------------------
  During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended _________) and the lowest return for a quarter was -.% (quarter ended __________).

        -----------------------------------------------------------------------------------
        Average Annual Total Returns for Years Ended December 31, 1998
        -----------------------------------------------------------------------------------
                                                     1 Year     5 Years   Since Inception*
        -----------------------------------------------------------------------------------
         Vanguard Short-Term Treasury Fund            . %          . %        . %
         Lehman Brothers 1-5 Year U.S. Treasury
             Bond Index                                 .            .          .
        -----------------------------------------------------------------------------------
         *October 28, 1991
        -----------------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

       Shareholder Fees (fees paid directly from your investment)
       Sales Charge (Load) Imposed on Purchases:                        None
       Sales Charge (Load) Imposed on Reinvested Dividends:             None
       Redemption Fees:                                                 None
       Exchange Fees:                                                   None

       Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
       Management Expenses:                                              . %
       12b-1 Distribution Fees:                                         None
       Other Expenses:                                                   . %
          Total Annual Fund Operating Expenses:                          . %

    The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

       ---------------------------------------------------------------------
          1 Year           3 Years           5 Years          10 Years
       ---------------------------------------------------------------------
            $.               $.                $.                $.
       ---------------------------------------------------------------------

  This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and capital gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
October 28, 1991

Net Assets as of January 31, 1999
$ . billion

Newspaper Abbreviation
STTrsy

Vanguard Fund Number
032

Cusip Number
922031703

Ticker Symbol
VFISX

4

Fund Profile--Vanguard Short-Term Federal Fund
The following profile summarizes key features of Vanguard Short-Term Federal
Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income and preserve investors' principal, while investing in bonds that meet defined quality and maturity standards.

INVESTMENT STRATEGIES

The Fund invests primarily in high-quality, short-term bonds issued by U.S. government agencies. Most of the securities held by the Fund are not backed by the full faith and credit of the U.S. government. The Fund will maintain an average maturity of between one and three years. For more information on investment strategies, see pages 22-23.

PRIMARY RISKS

The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

 . Income risk, which is the chance that falling interest rates will cause the
  Fund's income to decline. Income risk is generally high for short-term bonds. . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally low for short-term bonds.
 . Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be very low for the Fund.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------------------------
                              Annual Total Returns
      ----------------------------------------------------------------------




      ----------------------------------------------------------------------
      The Fund's return for the most recent calendar quarter ended March 31, 1999, was .%.
      ----------------------------------------------------------------------

  During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended ______) and the lowest return for a quarter was
 -.% (quarter ended ___________).

      ----------------------------------------------------------------------------------------
                      Average Annual Total Returns for Years Ended December 31, 1998
      ----------------------------------------------------------------------------------------
                                                           1 Year    5 Years     10 Years
      ----------------------------------------------------------------------------------------
      Vanguard Short-Term Federal Fund                     . %         . %          . %
      Lehman Brothers 1-5 Year U.S. Government Bond Index    .           .            .
      ----------------------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

       Shareholder Fees (fees paid directly from your investment)
       Sales Charge (Load) Imposed on Purchases:                         None
       Sales Charge (Load) Imposed on Reinvested Dividends:              None
       Redemption Fees:                                                  None
       Exchange Fees:                                                    None

       Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
       Management Expenses:                                                .%
       12b-1 Distribution Fees:                                          None
       Other Expenses:                                                     .%
         Total Annual Fund Operating Expenses:                             .%

    The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

       ----------------------------------------------------------------------
               1 Year           3 Years           5 Years           10 Years
       ----------------------------------------------------------------------
                 $.               $.                $.                $.
       ----------------------------------------------------------------------

  This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
December 31, 1987

Net Assets as of January 31, 1999
$ . billion

Newspaper Abbreviation
STFe

Vanguard Fund Number
049

Cusip Number
922031604

Ticker Symbol
VSGBX

6


Fund Profile--Vanguard Short-Term Corporate Fund

The following profile summarizes key features of Vanguard Short-Term Corporate Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income and preserve investors' principal, while investing in bonds that meet defined quality and maturity standards.

INVESTMENT STRATEGIES

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, primarily short-term and intermediate-term corporate bonds. The Fund will maintain an average maturity of between one and three years. For more information on investment strategies, see pages 22-23.

PRIMARY RISKS

The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

 . Income risk, which is the chance that falling interest rates will cause the
  Fund's income to decline. Income risk is generally high for short-term bonds. . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally low for short-term bonds.
 . Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the average annual returns for one, five, and ten calendar years compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

        ----------------------------------------------------------------------
                              Annual Total Returns
        ----------------------------------------------------------------------






        ----------------------------------------------------------------------
        The Fund's return for the most recent calendar quarter ended March 31, 1999, was .%.
        ----------------------------------------------------------------------

  During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended________ ) and the lowest return for a quarter was -.% (quarter ended____________).

        --------------------------------------------------------------------------------
               Average Annual Total Returns for Years Ended December 31, 1998
        --------------------------------------------------------------------------------
                                                          1 Year     5 Years   10 Years
        --------------------------------------------------------------------------------
        Vanguard Short-Term Corporate Fund                  . %        . %       . %
        Lehman Brothers 1-5 Year Investment Grade
           Debt Index                                         .          .         .
        --------------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

       Shareholder Fees (fees paid directly from your investment)

       Sales Charge (Load) Imposed on Purchases:                         None
       Sales Charge (Load) Imposed on Reinvested Dividends:              None
       Redemption Fees:                                                  None
       Exchange Fees:                                                    None

       Annual Fund Operating Expenses (expenses deducted from the Fund's assets)

       Management Expenses:                                                .%
       12b-1 Distribution Fees:                                          None
       Other Expenses:                                                     .%
         Total Annual Fund Operating Expenses:                             .%

    The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

         ---------------------------------------------------------------------
               1 Year           3 Years           5 Years          10 Years
         ---------------------------------------------------------------------
                 $.               $.                $.                $.
         ---------------------------------------------------------------------

  This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa, since inception

Inception Date
October 29, 1982

Net Assets as of January 31, 1999
$ . billion

Newspaper Abbreviation
STCor

Vanguard Fund Number
039

Cusip Number
922031406

Ticker Symbol
VFSTX

8


Fund Profile--Vanguard Intermediate-Term Treasury Fund

The following profile summarizes key features of Vanguard Intermediate-Term Treasury Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal, while investing in bonds that meet defined quality and maturity standards.

INVESTMENT STRATEGIES
The Fund invests at least 85% of its assets in intermediate-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund will maintain an average maturity of between five and ten years.

For more information on investment strategies, see pages 22-23.

PRIMARY RISK

The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

 . Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bonds.
 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally moderate for intermediate-term bonds.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


        ------------------------------------------------------------------------
                              Annual Total Returns
        ------------------------------------------------------------------------





        ------------------------------------------------------------------------
        The Fund's return for the most recent calendar quarter ended March 31, 1999, was .%.
        ------------------------------------------------------------------------

  During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended___________ ) and the lowest return for a quarter was -.% (quarter ended ________________).

        ------------------------------------------------------------------------
             Average Annual Total Returns for Years Ended December 31, 1998
        ------------------------------------------------------------------------
                                             1 Year   5 Years   Since Inception*
        ------------------------------------------------------------------------
         Vanguard Intermediate-Term
             Treasury Fund                     .%         .%        .%
         Lehman Brothers 5-10 Year
             U.S. Treasury Bond Index            .          .         .
        ------------------------------------------------------------------------
        *October 28, 1991

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

       Shareholder Fees (fees paid directly from your investment)
         Sales Charge (Load) Imposed on Purchases:                         None
         Sales Charge (Load) Imposed on Reinvested Dividends:              None
         Redemption Fees:                                                  None
         Exchange Fees:                                                    None

       Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
         Management Expenses:                                                .%
         12b-1 Distribution Fees:                                          None
         Other Expenses:                                                     .%
           Total Annual Fund Operating Expenses:                             .%

    The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

        ------------------------------------------------------------------------
               1 Year          3 Years           5 Years           10 Years
        ------------------------------------------------------------------------
                 $.               $.                $.                $.
        ------------------------------------------------------------------------

  This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
October 28, 1991

Net Assets as of January 31, 1999
$ . billion

Newspaper Abbreviation
ITTsry

Vanguard Fund Number
035

Cusip Number
922031802

Ticker Symbol
VFITX

10


Fund Profile--Vanguard Intermediate-Term Corporate Fund

The following profile summarizes key features of Vanguard Intermediate-Term Corporate Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal, while investing in bonds that meet defined quality and maturity standards.

INVESTMENT STRATEGIES
The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, primarily short-term and intermediate-term corporate bonds. At least 80% of the Fund's assets will normally be invested in a combination of investment-grade corporate bonds and securities of the U.S. government and its agencies. The Fund is permitted to invest in foreign bonds, so long as they are denominated in U.S. dollars. The Fund will maintain an average maturity of between five and ten years. For more information on investment strategies, see pages 21-23.

PRIMARY RISKS

The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

 . Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bonds.
 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally moderate for intermediate-term bonds.
 . Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income--and the potential for taxable capital gains. Call risk is generally low for intermediate-term bonds.
 . Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

        ------------------------------------------------------------------------
                                  Annual Total Returns
        ------------------------------------------------------------------------







        ------------------------------------------------------------------------
        The Fund's return for the most recent calendar quarter ended March 31, 1999, was .%.
        ------------------------------------------------------------------------

  During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended __________) and the lowest return for a quarter was -.% (quarter ended __________________).

        ------------------------------------------------------------------------
             Average Annual Total Returns for Years Ended December 31, 1998
        ------------------------------------------------------------------------
                                              1 Year  5 Years   Since Inception*

        Vanguard Intermediate-Term
             Corporate Fund                      .%     .%            .%
        Lehman Brothers 5-10 Year
             Investment Grade Debt Bond Index     .      .             .
        ------------------------------------------------------------------------
        *November 1, 1993
        ------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

       Shareholder Fees (fees paid directly from your investment)
         Sales Charge (Load) Imposed on Purchases:                         None
         Sales Charge (Load) Imposed on Reinvested Dividends:              None
         Redemption Fees:                                                  None
         Exchange Fees:                                                    None

       Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
         Management Expenses:                                                .%
         12b-1 Distribution Fees:                                          None
         Other Expenses:                                                     .%
           Total Annual Fund Operating Expenses:                             .%

    The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

        ------------------------------------------------------------------------
               1 Year           3 Years           5 Years          10 Years
        ------------------------------------------------------------------------
                 $.               $.                $.                $.
        ------------------------------------------------------------------------

  This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
November 1, 1993

Net Assets as of January 31, 1999
$ . billion

Newspaper Abbreviation
ITCorp

Vanguard Fund Number
071

Cusip Number
922031885

Ticker Symbol
VFICX

12


Fund Profile--Vanguard GNMA Fund
The following profile summarizes key features of Vanguard GNMA Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal, while investing in bonds that meet defined quality and maturity standards.

INVESTMENT STRATEGIES
The Fund invests at least 80% of its assets in Government National Mortgage Association ("GNMA" or "Ginnie Mae") pass-through certificates, which are fixed-income securities representing ownership in a pool of mortgage loans backed by the U.S. government. The balance of the Fund's assets may be invested in U.S. Treasury or other U.S. government agency securities, as well as repurchase agreements collateralized by such securities. The Fund's average maturity depends on homeowner prepayments of the underlying mortgages, but normally falls within an intermediate-term range (5-10 years). For more information on investment strategies, see pages 22-23.

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

 . Prepayment risk, which is the chance that mortgage-backed bonds will be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income--and the potential for taxable capital gains.
 . Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bonds.
 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Also, declining interest rates will not lift GNMA prices as much as the prices of comparable bonds. This is because the market tends to discount GNMA prices for prepayment risk when interest rates fall. Interest rate risk is generally moderate for intermediate-term bonds.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

        ------------------------------------------------------------------------
                                   Annual Total Returns
        ------------------------------------------------------------------------





        ------------------------------------------------------------------------
        The Fund's return for the most recent calendar quarter ended March 31, 1999, was .%.
        ------------------------------------------------------------------------

  During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended ________) and the lowest return for a quarter was
 -.% (quarter ended _____________).

        ------------------------------------------------------------------------
               Average Annual Total Returns for Years Ended December 31, 1998
        ------------------------------------------------------------------------
                                                 1 Year     5 Years     10 Years
        ------------------------------------------------------------------------
         Vanguard GNMA Fund                        .%         .%          .%
         Lehman Brothers GNMA Bond Index            .          .           .
        ------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

       Shareholder Fees (fees paid directly from your investment)
         Sales Charge (Load) Imposed on Purchases:                         None
         Sales Charge (Load) Imposed on Reinvested Dividends:              None
         Redemption Fees:                                                  None
         Exchange Fees:                                                    None

       Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
         Management Expenses:                                                .%
         12b-1 Distribution Fees:                                          None
         Other Expenses:                                                     .%
           Total Annual Fund Operating Expenses:                             .%

    The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

        ------------------------------------------------------------------------
               1 Year           3 Years           5 Years          10 Years
        ------------------------------------------------------------------------
                 $.               $.                $.                $.
        ------------------------------------------------------------------------

  This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Wellington Management Company, LLP, Boston, Mass., since inception

Inception Date
June 27, 1980

Net Assets as of January 31, 1999
$ . billion

Newspaper Abbreviation
GNMA

Vanguard Fund Number
036

Cusip Number
922031307

Ticker Symbol
VFIIX

14


Fund Profile--Vanguard Long-Term Treasury Fund

The following profile summarizes key features of Vanguard Long-Term Treasury
Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal, while investing in bonds that meet defined quality and maturity standards.

INVESTMENT STRATEGIES
The Fund invests at least 85% of its assets in long-term bonds whose principal and interest payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund will maintain an average maturity of between 15 and 30 years. For more information on investment strategies, see pages 22-23.

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally high for long-term bonds.
 . Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally low for long-term bonds.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

        ------------------------------------------------------------------------
                              Annual Total Returns
        ------------------------------------------------------------------------




        ------------------------------------------------------------------------
        The Fund's return for the most recent calendar quarter ended March 31, 1999, was .%.
        ------------------------------------------------------------------------

    During the period shown in the bar chart, the highest return for a calendar quarter was o% (quarter ended ________) and the lowest return for a quarter was -.% (quarter ended ______________).

        ------------------------------------------------------------------------
             Average Annual Total Returns for Years Ended December 31, 1998
        ------------------------------------------------------------------------
                                                        1 Year  5 Years 10 Years
        ------------------------------------------------------------------------
         Vanguard Long-Term Treasury Fund                 .%      .%       .%
         Lehman Brothers Long U.S. Treasury Bond Index     .       .        .
        ------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

       Shareholder Fees (fees paid directly from your investment)
         Sales Charge (Load) Imposed on Purchases:                         None
         Sales Charge (Load) Imposed on Reinvested Dividends:              None
         Redemption Fees:                                                  None
         Exchange Fees:                                                    None

       Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
         Management Expenses:                                                .%
         12b-1 Distribution Fees:                                          None
         Other Expenses:                                                     .%
           Total Annual Fund Operating Expenses:                             .%

    The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

        ------------------------------------------------------------------------
               1 Year           3 Years           5 Years          10 Years
        ------------------------------------------------------------------------
                 $.               $.                $.                $.
        ------------------------------------------------------------------------

  This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
May 19, 1986

Net Assets as of January 31, 1999
$ . billion

Newspaper Abbreviation
LTTrsy

Vanguard Fund Number
083

Cusip Number
922031505

Ticker Symbol
VUSTX

16

Fund Profile--Vanguard Long-Term Corporate Fund

The following profile summarizes key features of Vanguard Long-Term Corporate Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal, while investing in bonds that meet defined quality and maturity standards.

INVESTMENT STRATEGIES
The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed-income securities, primarily long-term corporate bonds. At least 80% of the Fund's assets will normally be invested in a combination of investment-grade corporate bonds and securities of the U.S. government and its agencies. The Fund is permitted to invest in foreign bonds, so long as they are denominated in U.S. dollars. The Fund will maintain an average weighted maturity of between 15 and 25 years. For more information on investment strategies, see pages 22-23.

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally high for long-term bonds.
 . Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income--and the potential for taxable capital gains. Call risk is generally moderate for long-term bonds.
 . Income risk, which is the chance that falling interest rates will cause the
  Fund's income to decline. Income risk is generally low for long-term bonds.
 . Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for each one, five, and ten calendar years compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


       -----------------------------------------------------------------
                             Annual Total Returns
       -----------------------------------------------------------------






       -----------------------------------------------------------------
       The Fund's return for the most recent calendar quarter ended March 31, 1999, was .%.
       -----------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended_______) and the lowest return for a quarter was
- .% (quarter ended_______).

       -----------------------------------------------------------------
        Average Annual Total Returns for Years Ended December 31, 1998
       -----------------------------------------------------------------
                                         1 Year     5 Years     10 Years
       -----------------------------------------------------------------
       Vanguard Long-Term Corporate Fund  .%         .%          .%
       Lehman Brothers Long Corporate
        AA or Better Bond                  .          .           .
       -----------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

       Shareholder Fees (fees paid directly from your investment)
       Sales Charge (Load) Imposed on Purchases:                         None
       Sales Charge (Load) Imposed on Reinvested Dividends:              None
       Redemption Fees:                                                  None
       Exchange Fees:                                                    None

       Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
       Management Expenses:                                                .%
       12b-1 Distribution Fees:                                          None
       Other Expenses:                                                     .%
          Total Annual Fund Operating Expenses:                            .%

    The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


       -----------------------------------------------------------------
          1 Year          3 Years            5 Years          10 Years
       -----------------------------------------------------------------
            $.              $.                 $.                $.
       -----------------------------------------------------------------

  This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.


Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Wellington Management Company, LLP, Boston, Mass., since inception

Inception Date
July 9, 1973

Net Assets as of January 31, 1999
$ . billion

Newspaper Abbreviation
LTCorp

Vanguard Fund Number
028

Cusip Number
922031109

Ticker Symbol
VWESX

18

More on the Funds

The following sections discuss other important features of the Funds, including additional risk information, investment strategies, costs and market timing, and turnover rate. Note that the investment objective of each Fund is not fundamental, and may be changed without a shareholder vote.

Additional Risk Information
Because the Funds invest primarily in bonds, they are subject to certain risks.

                                PLAIN TALK ABOUT
                            Bonds and Interest Rates

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

  The Difference with GNMAs: In general, declining interest rates will not lift GNMA prices as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount GNMA prices for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause GNMAs to be paid off prior to maturity. In part to compensate for this "drag" on price, GNMAs tend to offer higher yields than other bonds of comparable credit quality and maturity.

[GRAPHIC APPEARS HERE]
     The Funds are subject--in varying degrees--to interest rate risk, which is the possibility that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be low for short-term bonds, moderate for intermediate-term bonds, and high for long-term bonds.

  Changes in interest rates will affect bond income as well as bond prices.

[GRAPHIC APPEARS HERE]
     The Funds are subject--in varying degrees--to income risk, which is the possibility that a Fund's dividends (income) will decline due to falling interest rates. Income risk is generally higher for short-term bonds and lower for long-term bonds.

  In the past, bond investors--even Treasury bond investors--have seen the value of their investment rise and fall--sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

  Because each Fund invests mainly in bonds, changes in interest rates will impact, to varying degrees, the value of the Funds' assets. To illustrate how much of an impact, the following table shows the effect of a 2% change (both up and down) in interest rates on three bonds with a face value of $1,000; each has a different maturity.


--------------------------------------------------------------------------------
                    How Interest Rate Changes Affect Bonds*
--------------------------------------------------------------------------------
                              Value of a $1,000 Bond   Value of a $1,000 Bond
                                After a 2% Increase      After a 2% Decrease
Type of Bond (Maturity)          in Interest Rates        in Interest Rates
--------------------------------------------------------------------------------
Short-Term (2.5 years)               $  956                    $1,046
Intermediate-Term (10 years)            870                     1,156
Long-Term (20 years)                    816                     1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield
--------------------------------------------------------------------------------

  These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.

                               PLAIN TALK ABOUT
                                Bond Maturities

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short term) to 30 years (long term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.


  While falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors--bond calls and prepayments.

[GRAPHIC APPEARS HERE]
    Because they invest in corporate bonds that are callable, the Intermediate-Term and Long-Term Corporate Funds are subject to call risk, which is the possibility that during periods of falling interest rates, a bond issuer will "call"-- or repay--a high-yielding bond before the bond's maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, a Fund would experience a decline in income--and the potential for taxable capital gains.

  Call risk is generally moderate for longer-term bonds, and consequently for the Intermediate-Term and Long-Term Corporate Funds.

[GRAPHIC APPEARS HERE]
    Because it invests in mortgage-backed securities, the GNMA Fund is subject to prepayment risk, which is the possibility that mortgage-backed bonds will be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income--and the potential for taxable capital gains.

  Since the GNMA Fund invests most of its assets in mortgage-backed bonds, the risk to the Fund is high.

[GRAPHIC APPEARS HERE]
    The Funds are subject--in varying degrees--to credit risk, which is the possibility that a bond issuer will fail to pay interest and principal in a timely manner.


                                PLAIN TALK ABOUT
                                 Callable Bonds

Although bonds are issued with clearly defined maturities, a bond issuer may be able to redeem, or call, a bond earlier than its maturity date. The bondholder must now replace the called bond with a bond that may have a lower yield than the original. One way for bond investors to protect themselves against call risk is to purchase a bond early in its lifetime, long before its call date. The other way is to buy bonds with low coupons, which make them less likely to be called.


                                PLAIN TALK ABOUT
                                 Credit Quality

A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade." The Funds' Statement of Additional Information includes a detailed description of the credit rating scales used by major, independent bond-rating agencies.

20

   The credit quality of each Fund depends on the quality of its investments. In absolute terms, the credit quality of each Fund's holdings is high. In relative terms, the Short-Term Treasury, Intermediate-Term Treasury, and Long-Term Treasury Funds (which invest in securities backed by the full faith and credit of the U.S. government) offer the lowest credit risk--and generally the lowest yields--of the Funds. The average dollar-weighted credit quality of each Fund's holdings as rated by Moody's Investors Service, as of December 31, 1998, follow:


       -----------------------------------------------------------------
       Fund                                              Average Quality
       -----------------------------------------------------------------
       Short-Term Treasury                                   .
       Short-Term Federal                                    .
       Short-Term Corporate                                  .
       Intermediate-Term Treasury                            .
       Intermediate-Term Corporate                           .
       GNMA                                                  .
       Long-Term Treasury                                    .
       Long-Term Corporate                                   .
       -----------------------------------------------------------------

  The following table details the Funds' credit quality policies, and illustrates the comparative credit risk encountered by an investor in each Fund. Note that the Funds apply these policies at the time of investment. The Funds may hold onto bonds that have been downgraded, even if they are no longer eligible for purchase by a Fund.

       --------------------------------------------------------------------------------------
       Credit Ratings of the Funds' Investments (Percentage of Fund Assets)
       --------------------------------------------------------------------------------------
                                                      High
                                      Issued       or Highest    Upper            Speculative
                                     or Backed      Quality      Medium   Medium    or Lower
       Fund                        by U.S. Gov't  (non-Gov't)   Quality   Quality   Quality
       --------------------------------------------------------------------------------------
       Short-Term Treasury            100%          0%           0%        0%       0%
       --------------------------------------------------------------------------------------
       Short-Term Federal             100%          0%           0%        0%       0%
       --------------------------------------------------------------------------------------
       Short-Term Corporate                                             No more     0%
                                            --At  least  70%--          than 30%
       --------------------------------------------------------------------------------------
       Intermediate-Term Treasury     100%          0%           0%        0%       0%
       --------------------------------------------------------------------------------------
       Intermediate-Term Corporate                                      No more     0%
                                            --At  least  70%--          than 30%
       --------------------------------------------------------------------------------------
       GNMA                           100%          0%           0%        0%       0%
       --------------------------------------------------------------------------------------
       Long-Term Treasury             100%          0%           0%        0%       0%
       --------------------------------------------------------------------------------------
       Long-Term Corporate                                              No more     0%
                                            --At  least  70%--          than 30%
       --------------------------------------------------------------------------------------

                                PLAIN TALK ABOUT
                                 Types of Bonds

Bonds are issued (sold) by many sources: Corporations issue corporate bonds; the federal government issues U.S. Treasury bonds; agencies of the federal government issue agency bonds; and mortgage holders issue "mortgage-backed" pass-through certificates such as Government National Mortgage Association certificates (GNMAs). Each issuer is responsible for paying back the bond's initial value as well as making periodic interest payments.


  Each of the Corporate Funds may invest no more than 30% of its assets in medium-quality bonds, preferred stocks, and convertible securities.

  To a limited extent, the Corporate Funds are also exposed to event risk, which is the possibility that corporate fixed-income securities held by these Funds may suffer a substantial decline in credit quality and market value due to a corporate restructuring.

  The Funds are generally managed without regard to tax ramifications.

[GRAPHIC APPEARS HERE]
     The Funds are subject to manager risk, which is the possibility that a Fund's adviser will do a poor job of selecting securities.

  To help you distinguish between the Funds and their various risks, a summary table is provided below.

       --------------------------------------------------------------------------------------
                                           Risks of the Funds
       --------------------------------------------------------------------------------------
                                                               Prepayment/
                                    Income       Interest         Call          Credit
       Fund                          Risk        Rate Risk        Risk           Risk
       --------------------------------------------------------------------------------------
       Short-Term Treasury            High          Low         Negligible     Negligible
       Short-Term Federal             High          Low         Negligible      Very Low
       Short-Term Corporate           High          Low         Negligible        Low
       Intermediate-Term Treasury   Moderate      Moderate      Negligible     Negligible
       Intermediate-Term Corporate  Moderate      Moderate         Low            Low
       GNMA                         Moderate      Moderate         High        Negligible
       Long-Term Treasury             Low           High        Negligible     Negligible
       Long-Term Corporate            Low           High         Moderate         Low
       --------------------------------------------------------------------------------------

22

Investment Strategies
The grid below shows, at a glance, the types of financial instruments that may be purchased by each Fund. Explanations of each type of financial instrument follow the grid.

       ----------------------------------------------------------------------------------------------
                                    Short-, Intermediate-,              Short-, Intermediate-,
                                       and Long-Term       Short-Term       and Long-Term        GNMA
                                       Treasury Funds      Federal Fund     Corporate Funds      Fund
       ----------------------------------------------------------------------------------------------
       Corporate Debt                                                              .
       ----------------------------------------------------------------------------------------------
       U.S. Government &
         Agency Bonds                         .                   .                .              .
       ----------------------------------------------------------------------------------------------
       State & Municipal Bonds                                                     .
       ----------------------------------------------------------------------------------------------
       Cash Reserves                          .*                  .*               .              .*
       ----------------------------------------------------------------------------------------------
       Futures, Options, and
         Other Derivatives                    .                   .                .              .
       ----------------------------------------------------------------------------------------------
       Asset-Backed Securities                                    .                .
       ----------------------------------------------------------------------------------------------
       International
         Dollar-Denominated Bonds                                                  .
       ----------------------------------------------------------------------------------------------
       Preferred Stocks                                                            .**
       ----------------------------------------------------------------------------------------------
       Convertible Securities                                                      .**
       ----------------------------------------------------------------------------------------------
       Collateralized Mortgage
         Obligations (CMOs)                   .                   .                .              .
       ----------------------------------------------------------------------------------------------
       Restricted or Illiquid
         Securities                           .                   .                .              .
       ----------------------------------------------------------------------------------------------
        *Repurchase agreements only.
       **Long-Term Corporate Fund only.
       ----------------------------------------------------------------------------------------------

 . Corporate Debt. As the name implies, corporate debt obligations--usually called bonds--represent loans by an investor to a corporation.
 . U.S. government and agency bonds. These bonds represent loans by an investor to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S.
  government; many (but not all) agency bonds have the same guarantee.
 . State and municipal bonds. These bonds represent loans by an investor to a state or municipal government, or one of their agencies or instrumentalities.
 . Cash reserves. This blanket term describes a variety of short-term fixed-income investments, including money market instruments, commercial paper, bank certificates of deposit, banker's acceptances, and repurchase agreements. Repurchase agreements represent short-term (normally overnight) loans by a Fund to commercial banks or large securities dealers. The Treasury Funds and the Short-Term Federal Fund may invest only in repurchase agreements that are collateralized by U.S. government or agency securities.
 . Futures, options, and other derivatives. Each Fund may invest up to 20% of its total assets in bond futures contracts, options, and other types of derivatives. (As a practical matter, the limit is 15% for the Treasury Funds, because they must invest at least 85% of their assets in U.S. government securities.)
  Losses (or gains) involving futures contracts can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for other types of derivatives. For this reason, the Funds will not use futures, options, or other derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

  The reasons for which a Fund will invest in futures and options are:
 . To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
 . To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
 . Asset-backed securities. These bonds represent partial ownership in pools of consumer or commercial loans--most often credit card, automobile, or trade receivables. Asset-backed securities are issued by entities formed solely for that purpose, but their value ultimately depends on repayments by underlying borrowers. A primary risk of asset-backed securities is that their maturity is difficult to predict and driven by borrowers' prepayments.
 . International dollar-denominated bonds. The Corporate Funds may invest in bonds of foreign issuers, so long as they are denominated in U.S. dollars. To the extent that it owns foreign bonds, a Fund is subject to country risk, which is the possibility that political events (such as war), financial problems (such as government default), or natural disasters (such as an earthquake) will weaken a country's economy and cause investments in that country to lose money. Because the bond's value is designated in dollars rather than the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes that risk, usually in order to attract U.S. investors.
 . Preferred stock. Holders of preferred stock receive set dividends from the issuer. Their claim on the issuer's income and assets ranks before that of common stock holders, but after that of bond holders.
 . Convertible securities. Bonds or preferred stocks that are convertible into, or exchangeable for, common stocks are known as convertible securities.
 . Collateralized mortgage obligations (CMOs). CMOs are special bonds that are collateralized by mortgages or mortgage pass-through securities. In a CMO deal, cash flow rights on underlying mortgages--the rights to receive principal and interest payments--are divided up and prioritized to create short-, intermediate-, and long-term bonds. CMOs rely on assumptions about the timing of cash flows on the underlying mortgages, including expected prepayment rates. The primary risk of a CMO is that these assumptions are wrong, which would either shorten or lengthen the bond's maturity. Each Fund will invest only in CMOs that are believed consistent with its maturity and credit quality standards.
 . Restricted or illiquid securities. Restricted securities are privately placed securities that, pursuant to the rules of the Securities and Exchange Commission, can only be sold to qualified institutional buyers. Because these securities can in turn be resold only to qualified institutional investors, they may be considered illiquid securities--that is, they could be difficult for the Funds to convert to cash, if needed. A Fund will not invest more than 15% of its net assets in illiquid securities. The Funds' Board of Trustees may, from time to time, determine that certain restricted securities are liquid; such securities would not be subject to the 15% limitation. In other words, the Funds may invest in restricted, liquid securities without limit.
       The Funds may, from time to time, take temporary defensive measures--such as holding cash reserves without limit--that are inconsistent with the Funds' primary investment strategies, in response to adverse market, economic, political, or other conditions. In taking such measures, a Fund may not achieve its investment objective.


                                PLAIN TALK ABOUT
                                   Derivatives

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.

24

                                PLAIN TALK ABOUT
                             The Costs of Investing

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the buying and selling of securities by the fund. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.


                                PLAIN TALK ABOUT
                                  Turnover Rate

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for all domestic bond funds is approximately .%, according to Morningstar, Inc.


                                PLAIN TALK ABOUT
                                Vanguard's Unique
                               Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.

Costs and Market-Timing
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the investors who do not generate the costs. Although several of the Bond Funds are suitable for investors' short-term needs, the Funds discourage market-timing, and therefore have adopted the following policies, among others, to discourage short-term trading:

 . Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. This could be because of the timing of the request or because of a history of excessive trading by the investor.
 . There is a limit on the number of times you can exchange into and out of a
  Fund (see "Redeeming Shares" in the Investing with Vanguard section).
 . Each Fund reserves the right to stop offering shares at any time.

  The Vanguard funds do not permit market-timing. Do not invest in these Funds if you are a market-timer.

Turnover Rate
Although the Funds seek to invest for the long term, each may sell securities regardless of how long the securities have been held. Shorter-term bonds will mature or be sold, and need to be replaced, more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.


The Funds and Vanguard

The Funds are part of Vanguard Fixed Income Securities Funds, a member of The Vanguard Group. Vanguard is a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $450 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

  Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

Investment Advisers

Two investment advisers manage the Funds, subject to the control of the Funds' Trustees and officers.

Wellington Management Company, LLP (WMC), 75 State Street, Boston, MA 02109, manages the GNMA and Long-Term Corporate Funds for a quarterly fee, which is based on certain annual percentage rates applied to the Funds' average month-end assets for the quarter. WMC was founded in 1928, and currently manages more than $. billion in stock and bond assets.

  Vanguard Fixed Income Group (the Group), P.O. Box 2600, Valley Forge, PA 19482, manages the remaining Funds offered in this prospectus on an at-cost basis. As of March 31, 1999, the Group managed more than $. billion in total assets.

  For the fiscal year ended January 31, 1999, the Funds' investment advisory expenses were as follows:

         ----------------------------------------------------------------------
                                                   Effective Annual Rate
         Fund                            as a Percentage of Average Net Assets
         ----------------------------------------------------------------------
         Short-Term Treasury                              .%
         Short-Term Federal                               .
         Short-Term Corporate                             .
         Intermediate-Term Treasury                       .
         Intermediate-Term Corporate                      .
         GNMA                                             .
         Long-Term Treasury                               .
         Long-Term Corporate                              .
         ----------------------------------------------------------------------

  The Funds have authorized their advisers to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers with respect to all transactions. Also, the Funds may direct the advisers to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

  The Board of Trustees may, without prior approval from shareholders, change the terms of the advisory agreements or hire new investment advisers, either as replacements for WMC or the Group, or as additional advisers. However, any such change will be communicated to shareholders in writing.


                                PLAIN TALK ABOUT
                               The Funds' Advisers

The individuals primarily responsible for the Short-Term Treasury, Short-Term Federal, Short-Term Corporate, Intermediate-Term Treasury, and Intermediate-Term Corporate Funds are:

  Ian MacKinnon, Managing Director of Vanguard; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed income policies and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

  Robert F. Auwaerter, Principal of Vanguard and Fund Manager of the Intermediate-Term Treasury, Intermediate-Term Corporate, and Long-Term Treasury Funds since their inception and the Short-Term Corporate Fund since 1983; has worked in investment management since 1978; has managed portfolio investments since 1979; B.S., University of Pennsylvania; M.B.A., Northwestern University.

 John Hollyer, Principal of Vanguard and Fund Manager of the Short-Term Treasury Fund since 1998 and Short-Term Federal Fund since 1996; has worked in investment management since 1987; has managed portfolio investments since 1989; B.S., University of Pennsylvania.

  The individuals primarily responsible for managing the GNMA and Long-Term Corporate Funds are:

  Paul D. Kaplan, Senior Vice President and partner of WMC, and Fund Manager of the GNMA Fund since 1994; has worked in investment management since 1974; with WMC since 1978; B.S., Dickinson College; M.S., The Sloan School of Management, Massachusetts Institute of Technology.

  Earl E. McEvoy, Senior Vice President and partner of WMC, and Fund Manager of the Long-Term Corporate Fund since 1994; has worked in investment management since 1972; with WMC since 1978; B.A., Dartmouth College; M.B.A., Columbia Business School.

26

Year 2000 Challenge

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

  The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.

  In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Funds' operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.

  However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on a Fund's business, operations, or financial condition. Additionally, a Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.


Dividends, Capital Gains, and Taxes

As a shareholder, you are entitled to your share of a Fund's net income (interest less expenses). The Funds' income dividends accrue daily and are distributed monthly; capital gains, if any, generally occur in December. In addition, the Funds may occasionally be required to make supplemental capital gains distributions at some other time during the year.

  Dividend and capital gains distributions of Fund shares that are held as an investment option in an employer-sponsored retirement or savings plan will be reinvested in additional Fund shares and accumulate on a tax-deferred basis. You will not owe taxes on these distributions until you begin withdrawals. You should consult your plan administrator, your plan's Summary Plan Description or your tax adviser about the tax consequences of an investment in any of the Funds and of any plan withdrawals.



                                PLAIN TALK ABOUT
                                  Distributions

  As a shareholder, you are entitled to your share of the fund's income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.

Share Price

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). For each of the Funds except the Short-Term Corporate Fund, net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                                   Total Assets   -   Liabilities
              Net Asset Value = -----------------------------------
                                    Number of Shares Outstanding

  Net asset value per share for the Short-Term Corporate Fund is computed in a similar way, by dividing the net assets attributed to each class by the number of Fund shares outstanding for each class.

  Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

  A Note on Pricing: Each Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.

  Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations for each Fund, but the most common are STTsry, STFed, STCor, ITTsry, ITCorp, GNMA, LTTrsy, and LTCorp. .

28

                                PLAIN TALK ABOUT
                           How to Read the Financial
                                Highlights Table

This explanation uses the Short-Term Treasury Fund as an example. The Fund began fiscal 1999 with a net asset value (price) of $ . per share. During the period, the Fund earned $ . per share from investment income (interest) and $ . per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

  Shareholders received $ . per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

  The earnings ($ . per share) minus the distributions ($. per share) resulted in a share price of $ . at the end of the year. This was an increase of $ . per share (from $. at the beginning of the year to $ . at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was .% for the year.

  As of January 31, 1999, the Fund had $ . billion in net assets. For the year, its expense ratio was .% ($. per $1,000 of net assets); and its net investment income amounted to .% of its average net assets. It sold and replaced securities valued at . % of its net assets.


Financial Highlights

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.



                       FINANCIAL HIGHLIGHTS TABLE TO COME



  From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.

                       FINANCIAL HIGHLIGHTS TABLE TO COME









                       FINANCIAL HIGHLIGHTS TABLE TO COME

30

                       FINANCIAL HIGHLIGHTS TABLE TO COME









                       FINANCIAL HIGHLIGHTS TABLE TO COME

                       FINANCIAL HIGHLIGHTS TABLE TO COME









                       FINANCIAL HIGHLIGHTS TABLE TO COME

31

                       FINANCIAL HIGHLIGHTS TABLE TO COME











"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

Investing with Vanguard

One or more of the Funds is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.

 . If you have any questions about a Fund or Vanguard, including the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Services Center, toll-free, at 1-800-523-1188.
 . If you have questions about your account, contact your plan administrator or the organization that provides record-keeping services for your plan.

Investment Options and Allocations

Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

Transactions

Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

Exchanges

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of a Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than four substantive "round trips" through the Fund (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

  Before making an exchange to or from another fund available in your plan, consider the following:

 . Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
 . Make sure to read that fund's prospectus. Contact Participant Services, toll-free, at 1-800-523-1188 for a copy.
 . Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.


Accessing Fund Information by Computer

--------------------------------------------------------------------------------
Vanguard on the World Wide Web www.vanguard.com
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

Glossary of Investment Term

Average Maturity
The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

Bond
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

Capital Gains Distribution
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

Cash Reserves
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

Dividend Income
Payment to shareholders of income from interest or dividends generated by a fund's investments.

Dollar-Cost Averaging
Investing equal amounts of money at regular intervals on an ongoing basis. This technique ensures that an investor buys fewer shares when prices are high and more shares when prices are low.

Expense Ratio
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

Face Value
The amount to be paid at maturity of a bond; also known as the par value or principal.

Fixed Income Securities
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

Investment Adviser
An organization that makes the day-to-day decisions regarding a fund's investments.

Investment Grade
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances.

Maturity
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

Net Asset Value (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Price/Earnings (P/E) Ratio
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

Principal
The amount of your own money you put into an investment.

Securities
Stocks, bonds, money market instruments, and other investment vehicles.

Total Return
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Volatility
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                       [LOGO OF THE VANGUARD GROUP APPEARS HERE]
                                                THE VANGUARD GROUP(R)

                                              Institutional Division
                                              Post Office Box 2900
                                              Valley Forge, PA 19482-2900



For More Information

If you'd like more information about Vanguard Bond Funds, the following documents are available free upon request:

Annual/Semiannual Report to Shareholders

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year.

Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

The Vanguard Group
Participant Services Center
P.O. Box 2900
Valley Forge, PA 19482-2900

Telephone:
1-800-523-1188

Text Telephone:
1-800-523-8004

World Wide Web:
www.vanguard.com

Information provided by the
Securities and Exchange
Commission (SEC)

You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Funds are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.


Fund's Investment Company Act
file number:811-2368



(C) 1999 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

I028N-06/01/1999

                                        Vanguard
                                        Bond Funds

                                        Participant Prospectus
                                        June 1, 1999



                            [GRAPHIC APPEARS HERE]



Vanguard Short-Term
Treasury Fund

Vanguard Short-Term
Federal Fund

Vanguard Short-Term
Corporate Fund

Vanguard Intermediate-
Term Treasury Fund

Vanguard Intermediate-
Term Corporate Fund

Vanguard GNMA Fund

Vanguard Long-Term
Treasury Fund

Vanguard Long-Term
Corporate Fund

This prospectus contains financial data for the Funds through the fiscal year ended January 31, 1999.



                                             Members of
                                             THE VANGUARD GROUP(R)

Vanguard Bond Funds

Participant Prospectus
June 1, 1999

A Group of Bond Mutual Funds

    Contents

  1 An Introduction to Vanguard Bond Funds

  2 Fund Profiles

      2  Vanguard Short-Term Treasury Fund
      4  Vanguard Short-Term Federal Fund
      6  Vanguard Short-Term Corporate Fund
      8  Vanguard Intermediate-Term Treasury Fund
     10  Vanguard Intermediate-Term Corporate Fund
     12  Vanguard GNMA Fund
     14  Vanguard Long-Term Treasury Fund
     16  Vanguard Long-Term Corporate Fund

  18 More on the Funds

  24 The Funds and Vanguard

  25 Investment Advisers

  26 Year 2000 Challenge

  26 Dividends, Capital Gains, and Taxes

  27 Share Price

  28 Financial Highlights

  33 Investing with Vanguard

  33 Accessing Fund Information by Computer

Glossary (inside back cover)

--------------------------------------------------------------------------------
Why Reading This Prospectus Is Important

This prospectus explains the objective, risks, and strategies of each of the Vanguard Bond Funds (except Vanguard High-Yield Corporate Fund, which is offered through a separate prospectus). To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk((R))" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Important Not

This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Important Note on the Short-Term Corporate Fund

The Short-Term Corporate Fund features two separate classes of shares: Investor and Institutional. Investor Shares have an investment minimum of $3,000, and are available through this prospectus (for individual investors) and a separate prospectus (for participants in employer-sponsored retirement or savings plans). Institutional Shares have an investment minimum of $10 million and are available through a separate prospectus. Investor Shares and Institutional Shares do not have the same expenses; as a result, the performance of these separate classes will differ.
--------------------------------------------------------------------------------
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An Introduction to Vanguard Bond Funds

Vanguard Bond Funds consist of nine separate bond funds, eight of which are offered through this prospectus (Vanguard High-Yield Corporate Fund is offered through a separate prospectus). Each of these Funds seeks to provide a high level of current income. To achieve this objective, each Fund invests in fixed income securities meeting defined credit quality and average maturity standards. These standards vary, as shown in the following table. As a result, the relative levels of income provided by the Funds will vary to some extent, with the Short-Term Treasury Fund generally providing the lowest level and the Long-Term Corporate Fund providing the highest.

----------------------------------------------------------------------------------------------------------
                                                                                       Dollar-Weighted
   Fund                                 Primary Investments                            Average Maturity
----------------------------------------------------------------------------------------------------------
   Short-Term Treasury                  U.S. Treasury bonds                               1-3 years
   Short-Term Federal                   U.S. government agency bonds                      1-3 years
   Short-Term Corporate                 Investment grade corporate bonds                  1-3 years
   Intermediate-Term Treasury           U.S. Treasury bonds                               5-10 years
   Intermediate-Term Corporate          Investment grade corporate bonds                  5-10 years
   GNMA                                 GNMA mortgage certificates                   Generally 5-10 years
   Long-Term Treasury                   U.S. Treasury bonds                               15-30 years
   Long-Term Corporate                  Investment grade corporate bonds                  15-30 years
----------------------------------------------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize key features of each fund. Following the profiles, there is important additional information common to all of the Funds.

2

Fund Profile--Vanguard Short-Term Treasury Fund

The following profile summarizes key features of Vanguard Short-Term Treasury Fund.

Investment Objective

The Fund seeks to provide a high level of current income and preserve investors' principal, while investing in bonds that meet defined quality and maturity standards.

Investment Strategies

The Fund invests at least 85% of its assets in high-quality, short-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund will maintain an average maturity of between one and three years. For more information on investment strategies, see pages 22-23.

Primary Risks

The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

 .    Income risk, which is the chance that falling interest rates will cause the
     Fund's income to decline. Income risk is generally high for short-term bonds.

 .    Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally low for short-term bonds.

Performance/Risk Information

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


    ----------------------------------------------------------------------
                             Annual Total Returns
    ----------------------------------------------------------------------







    ----------------------------------------------------------------------
    The Fund's return for the most recent calendar quarter ended
    March 31, 1999, was .%.
    ----------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended _____________ ) and the lowest return for a quarter was --.% (quarter ended _____________ ).

    ----------------------------------------------------------------------
        Average Annual Total Returns for Years Ended December 31, 1998
    ----------------------------------------------------------------------
                                1 Year      5 Years      Since Inception*
    ----------------------------------------------------------------------
    Vanguard Short-Term
     Treasury Fund              . %           . %            . %

    Lehman Brothers 1-5 Year
     U.S. Treasury Bond Index     .             .              .
    ----------------------------------------------------------------------
    *October 28, 1991
    ----------------------------------------------------------------------

Fees and expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

   Shareholder Fees (fees paid directly from your investment)
   Sales Charge (Load) Imposed on Purchases:                              None
   Sales Charge (Load) Imposed on Reinvested Dividends:                   None
   Redemption Fees:                                                       None
   Exchange Fees:                                                         None

   Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
   Management Expenses:                                                     .%
   12b-1 Distribution Fees:                                               None
   Other Expenses:                                                          .%
      Total Annual Fund Operating Expenses:                                 .%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


    ----------------------------------------------------------------------
         1 Year        3 Years          5 Years           10 Years
    ----------------------------------------------------------------------
           $.            $.               $.                 $.
    ----------------------------------------------------------------------

     This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.


Additional Information

Dividends and capital gains

Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
October 28, 1991

Net Assets as of January 31, 1999
$ . billion

Suitable for IRAs
Yes

Minimum Initial Investment
$3,000; $1,000 for IRAs and custodial accounts for minors

Newspaper Abbreviation
STTrsy

Vanguard Fund Number
032

Cusip Number
922031703

Ticker Symbol
VFISX

4

Fund Profile--Vanguard Short-Term Federal Fund

The following profile summarizes key features of Vanguard Short-Term Federal
Fund.

Investment Objective

The Fund seeks to provide a high level of current income and preserve investors' principal, while investing in bonds that meet defined quality and maturity standards.

Investment Strategies

The Fund invests primarily in high-quality, short-term bonds issued by U.S. government agencies. Most of the securities held by the Fund are not backed by the full faith and credit of the U.S. government. The Fund will maintain an average maturity of between one and three years. For more information on investment strategies, see pages 22-23.

Primary Risks

The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

 .    Income risk, which is the chance that falling interest rates will cause the
     Fund's income to decline. Income risk is generally high for short-term bonds.

 .    Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally low for short-term bonds.

 .    Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be very low for the Fund.

Performance/Risk Information

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


    ----------------------------------------------------------------------
                             Annual Total Returns
    ----------------------------------------------------------------------






    ----------------------------------------------------------------------
    The Fund's return for the most recent calendar quarter ended
    March 31, 1999, was .%.
    ----------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended _____________ ) and the lowest return for a quarter was -.% (quarter ended _____________ ).


    ----------------------------------------------------------------------
        Average Annual Total Returns for Years Ended December 31, 1998
    ----------------------------------------------------------------------
                                              1 Year    5 Years   10 Years
    ----------------------------------------------------------------------
    Vanguard Short-Term Federal Fund           .%         .%       .%
    Lehman Brothers 1-5 Year U.S. Government
     Bond Index                                 .          .        .
    ----------------------------------------------------------------------

                                                                              5
Fees and expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.


    Shareholder Fees (fees paid directly from your investment)
    Sales Charge (Load) Imposed on Purchases:                            None
    Sales Charge (Load) Imposed on Reinvested Dividends:                 None
    Redemption Fees:                                                     None
    Exchange Fees:                                                       None

    Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
    Management Expenses:                                                   .%
    12b-1 Distribution Fees:                                             None
    Other Expenses:                                                        .%
       Total Annual Fund Operating Expenses:                               .%


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


    ----------------------------------------------------------------------
            1 Year        3 Years        5 Years        10 Years
    ----------------------------------------------------------------------
              $.            $.             $.              $.
    ----------------------------------------------------------------------

     This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.


Additional Information

Dividends and Capital Gains

Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
December 31, 1987

Net Assets as of January 31, 1999
$ . billion

Suitable for IRAs
Yes

Minimum Initial Investment
$3,000; $1,000 for IRAs and custodial accounts for minors

Newspaper Abbreviation
STFed

Vanguard Fund Number
049

Cusip Number
922031604

Ticker Symbol
VSGBX

6
Fund Profile--Vanguard Short-Term Corporate Fund

The following profile summarizes key features of Vanguard Short-Term Corporate Fund.


Investment Objective

The Fund seeks to provide a high level of current income and preserve investors' principal, while investing in bonds that meet defined quality and maturity standards.

Investment Strategies

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, primarily short-term and intermediate-term corporate bonds. The Fund will maintain an average maturity of between one and three years. For more information on investment strategies, see pages 22-23.

Primary Risks

The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

 .    Income risk, which is the chance that falling interest rates will cause the
     Fund's income to decline. Income risk is generally high for short-term bonds.

 .    Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally low for short-term bonds.

 .    Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.

Performance/Risk Information

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the average annual returns for one, five, and ten calendar years compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


    ----------------------------------------------------------------------
                              Annual Total Returns
    ----------------------------------------------------------------------







    ----------------------------------------------------------------------
    The Fund's return for the most recent calendar quarter ended
    March 31, 1999, was .%.
    ----------------------------------------------------------------------


During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended _____________ ) and the lowest return for a quarter was -.% (quarter ended _____________ ).


    ----------------------------------------------------------------------
        Average Annual Total Returns for Years Ended December 31, 1998
    ----------------------------------------------------------------------
                                               1 Year   5 Years   10 Years
    ----------------------------------------------------------------------
    Vanguard Short-Term Corporate Fund         .%       .%         .%
    Lehman Brothers 1-5 Year Investment Grade
     Debt Index                                 .        .          .
    ----------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.


   Shareholder Fees (fees paid directly from your investment)
   Sales Charge (Load) Imposed on Purchases:                            None
   Sales Charge (Load) Imposed on Reinvested Dividends:                 None
   Redemption Fees:                                                     None
   Exchange Fees:                                                       None

   Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
   Management Expenses:                                                   .%
   12b-1 Distribution Fees:                                             None
   Other Expenses:                                                        .%
     Total Annual Fund Operating Expenses:                                .%


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


    ----------------------------------------------------------------------
           1 Year        3 Years         5 Years         10 Years
    ----------------------------------------------------------------------
             $.            $.              $.               $.
    ----------------------------------------------------------------------

     This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.


Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa, since inception

Inception Date
October 29, 1982

Net Assets as of January 31, 1999
$ . billion (for Investor Shares)

Suitable for IRAs
Yes

Minimum Initial Investment
$3,000; $1,000 for IRAs and custodial accounts for minors

Newspaper Abbreviation
STCor

Vanguard Fund Number
039

Cusip Number
922031406

Ticker Symbol
VFSTX

8

Fund Profile--Vanguard Intermediate-Term Treasury Fund

The following profile summarizes key features of Vanguard Intermediate-Term Treasury Fund.

Investment Objective

The Fund seeks to provide a high level of current income and preserve investors' principal, while investing in bonds that meet defined quality and maturity standards.

Investment Strategies

The Fund invests at least 85% of its assets in intermediate-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund will maintain an average maturity of between five and ten years. For more information on investment strategies, see pages 22-23.

Primary Risks

The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

 .    Income risk, which is the chance that falling interest rates will cause the
     Fund's income to decline. Income risk is generally moderate for intermediate-term bonds.

 .    Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally moderate for intermediate-term bonds.

Performance/Risk Information

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


    ----------------------------------------------------------------------
                             Annual Total Returns
    ----------------------------------------------------------------------






    ----------------------------------------------------------------------
    The Fund's return for the most recent calendar quarter ended
    March 31, 1999, was .%.
    ----------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended _____________ ) and the lowest return for a quarter was -.% (quarter ended _____________ ).

    ----------------------------------------------------------------------
        Average Annual Total Returns for Years Ended December 31, 1998
    ----------------------------------------------------------------------
                                     1 Year    5 Years    Since Inception*
    ----------------------------------------------------------------------
    Vanguard Intermediate-Term
     Treasury Fund                   .%          .%           .%
    Lehman Brothers 5-10 Year U.S.
     Treasury Bond Index              .           .            .
    ----------------------------------------------------------------------
    *October 28, 1991
    ----------------------------------------------------------------------

Fees and expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

     Shareholder Fees (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                         None
     Sales Charge (Load) Imposed on Reinvested Dividends:              None
     Redemption Fees:                                                  None
     Exchange Fees:                                                    None


     Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
     Management Expenses:                                                .%
     12b-1 Distribution Fees:                                          None
     Other Expenses:                                                     .%
       Total Annual Fund Operating Expenses:                             .%

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


    ----------------------------------------------------------------------
              1 Year        3 Years        5 Years        10 Years
    ----------------------------------------------------------------------
                $.            $.             $.              $.
    ----------------------------------------------------------------------

     This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.


Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
October 28, 1991

Net Assets as of January 31, 1999
$ . billion

Suitable for IRAs
Yes

Minimum Initial Investment
$3,000; $1,000 for IRAs and custodial accounts for minors

Newspaper Abbreviation
ITTsry

Vanguard Fund Number
035

Cusip Number
922031802

Ticker Symbol
VFITX

10

Fund Profile--Vanguard Intermediate-Term Corporate Fund

The following profile summarizes key features of Vanguard Intermediate-Term Corporate Fund.

Investment Objective

The Fund seeks to provide a high level of current income and preserve investors' principal, while investing in bonds that meet defined quality and maturity standards.

Investment Strategies

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, primarily short-term and intermediate-term corporate bonds. At least 80% of the Fund's assets will normally be invested in a combination of investment-grade corporate bonds and securities of the U.S. government and its agencies. The Fund is permitted to invest in foreign bonds, so long as they are denominated in U.S. dollars. The Fund will maintain an average maturity of between five and ten years. For more information on investment strategies, see pages 22-23.

Primary Risks

The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

 .    Income risk, which is the chance that falling interest rates will cause the
     Fund's income to decline. Income risk is generally moderate for intermediate-term bonds.

 .    Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally moderate for intermediate-term bonds.

 .    Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"or repay a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income--and the potential for taxable capital gains. Call risk is generally low for intermediate-term bonds.

 .    Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.

Performance/Risk Information

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one and five calendar years and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


    ----------------------------------------------------------------------
                             Annual Total Returns
    ----------------------------------------------------------------------







    ----------------------------------------------------------------------
    The Fund's return for the most recent calendar quarter ended
    March 31, 1999, was .%.
    ----------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended _____________ ) and the lowest return for a quarter was -.% (quarter ended _____________ ).

    ----------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
    ----------------------------------------------------------------------
                                 1 Year      5 Years      Since Inception*
    ----------------------------------------------------------------------
    Vanguard Intermediate-Term
     Corporate Fund              .%          .%           .%
    Lehman Brothers 5-10 Year
     Investment Grade
     Debt Bond Index              .           .            .
    ----------------------------------------------------------------------
    *November 1, 1993
    ----------------------------------------------------------------------

Fees and expenses

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.


   Shareholder Fees (fees paid directly from your investment)
   Sales Charge (Load) Imposed on Purchases:                            None
   Sales Charge (Load) Imposed on Reinvested Dividends:                 None
   Redemption Fees:                                                     None
   Exchange Fees:                                                       None

   Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
   Management Expenses:                                                   .%
   12b-1 Distribution Fees:                                             None
   Other Expenses:                                                        .%
     Total Annual Fund Operating Expenses:                                .%

  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


    ----------------------------------------------------------------------
             1 Year        3 Years        5 Years        10 Years
    ----------------------------------------------------------------------
               $.            $.             $.              $.
    ----------------------------------------------------------------------

     This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.


Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
November 1, 1993

Net Assets as of January 31, 1999
$ . billion

Suitable for IRAs
Yes

Minimum Initial Investment
$3,000; $1,000 for IRAs and custodial accounts for minors

Newspaper Abbreviation
ITCorp

Vanguard Fund Number
071

Cusip Number
922031885

Ticker Symbol
VFICX

12

Fund Profile--Vanguard GNMA Fund

The following profile summarizes key features of Vanguard GNMA Fund.

Investment Objective
The Fund seeks to provide a high level of current income and preserve investors' principal, while investing in bonds that meet defined quality and maturity standards.

Investment Strategies
The Fund invests at least 80% of its assets in Government National Mortgage Association ("GNMA" or "Ginnie Mae") pass-through certificates, which are fixed-income securities representing ownership in a pool of mortgage loans backed by the U.S. government. The balance of the Fund's assets may be invested in U.S. Treasury or other U.S. government agency securities, as well as repurchase agreements collateralized by such securities. The Fund's average maturity depends on homeowner prepayments of the underlying mortgages, but normally falls within an intermediate-term range (5-10 years). For more information on investment strategies, see pages 22-23.

Primary Risks
The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

[_] Prepayment risk, which is the chance that mortgage-backed bonds will be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income--and the potential for taxable capital gains.

[_] Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bonds.

[_] Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Also, declining interest rates will not lift GNMA prices as much as the prices of comparable bonds. This is because the market tends to discount GNMA prices for prepayment risk when interest rates fall. Interest rate risk is generally moderate for intermediate-term bonds.

Performance/Risk Information
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
   The Fund's return for the most recent calendar quarter ended March 31, 1999, was .%.
--------------------------------------------------------------------------------

   During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended _____________ ) and the lowest return for a quarter was -.% (quarter ended _____________ ).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                                1 Year   5 Years   10 Years
--------------------------------------------------------------------------------
   Vanguard GNMA Fund                             . %        . %       . %
   Lehman Brothers GNMA Bond Index                  .          .         .
--------------------------------------------------------------------------------

Fees and expenses
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

   Shareholder Fees (fees paid directly from your investment)
   Sales Charge (Load) Imposed on Purchases:                                None
   Sales Charge (Load) Imposed on Reinvested Dividends:                     None
   Redemption Fees:                                                         None
   Exchange Fees:                                                           None

   Annual Fund Operating Expenses (expenses deducted from
   the Fund's assets)
   Management Expenses:                                                       .%
   12b-1 Distribution Fees:                                                 None
   Other Expenses:                                                            .%
      Total Annual Fund Operating Expenses:                                   .%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
                 1 Year       3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
                   $.           $.            $.             $.
--------------------------------------------------------------------------------

     This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Wellington Management Company, LLP, Boston, Mass., since inception

Inception Date
June 27, 1980

Net Assets as of January 31, 1999
$ .  billion

Suitable for IRAs
Yes

Minimum Initial Investment
$3,000; $1,000 for IRAs and custodial accounts for minors

Newspaper Abbreviation
GNMA

Vanguard Fund Number
036

Cusip Number
922031307

Ticker Symbol
VFIIX

14

Fund Profile--Vanguard Long-Term Treasury Fund

The following profile summarizes key features of Vanguard Long-Term Treasury
Fund.

Investment Objective
The Fund seeks to provide a high level of current income and preserve investors' principal, while investing in bonds that meet defined quality and maturity standards.

Investment Strategies
The Fund invests at least 85% of its assets in long-term bonds whose principal and interest payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's assets will always be invested in U.S. Treasury securities. The Fund will maintain an average maturity of between 15 and 30 years. For more information on investment strategies, see pages 22-23.

Primary Risks
The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

[_] Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally high for long-term bonds.

[_] Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally low for long-term bonds.

Performance/Risk Information
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                             Annual Total Returns
--------------------------------------------------------------------------------








--------------------------------------------------------------------------------
   The Fund's return for the most recent calendar quarter ended March 31, 1999, was .%.
--------------------------------------------------------------------------------

   During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended _____________ ) and the lowest return for a quarter was -.% (quarter ended _____________ ).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                                  1 Year    5 Years    10 Years
--------------------------------------------------------------------------------
   Vanguard Long-Term Treasury Fund                 . %       . %         . %
   Lehman Brothers Long U.S. Treasury Bond Index      .         .           .
--------------------------------------------------------------------------------

Fees and expenses
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

   Shareholder Fees (fees paid directly from your investment)
   Sales Charge (Load) Imposed on Purchases:                                None
   Sales Charge (Load) Imposed on Reinvested Dividends:                     None
   Redemption Fees:                                                         None
   Exchange Fees:                                                           None

   Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
   Management Expenses:                                                       .%
   12b-1 Distribution Fees:                                                 None
   Other Expenses:                                                            .%
      Total Annual Fund Operating Expenses:                                   .%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
               1 Year       3 Years       5 Years       10 Years
                 $.           $.            $.             $.
--------------------------------------------------------------------------------

     This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
May 19, 1986

Net Assets as of January 31, 1999
$ . billion

Suitable for IRAs
Yes

Minimum Initial Investment
$3,000; $1,000 for IRAs and custodial accounts for minors

Newspaper Abbreviation
LTTrsy

Vanguard Fund Number
083

Cusip Number
922031505

Ticker Symbol
VUSTX

16

Fund Profile--Vanguard Long-Term Corporate Fund

The following profile summarizes key features of Vanguard Long-Term Corporate Fund.

Investment Objective
The Fund seeks to provide a high level of current income and preserve investors' principal, while investing in bonds that meet defined quality and maturity standards.

Investment Strategies
The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed-income securities, primarily long-term corporate bonds. At least 80% of the Fund's assets will normally be invested in a combination of investment-grade corporate bonds and securities of the U.S. government and its agencies. The Fund is permitted to invest in foreign bonds, so long as they are denominated in U.S. dollars. The Fund will maintain an average weighted maturity of between 15 and 25 years. For more information on investment strategies, see pages 22-23.

Primary Risks
The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

[_] Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally high for long-term bonds.

[_] Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"or repay a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally moderate for long-term bonds.

[_] Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally low for long-term bonds.

[_] Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.

Performance/Risk Information
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for each one, five, and ten calendar years compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
   The Fund's return for the most recent calendar quarter ended March 31, 1999, was .%.
--------------------------------------------------------------------------------

   During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended _____________ ) and the lowest return for a quarter was .% (quarter ended _____________ ).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                                   1 Year   5 Years   10 Years
Vanguard Long-Term Corporate Fund                    . %      . %        . %
Lehman Brothers Long Corporate AA or Better Bond       .        .          .
--------------------------------------------------------------------------------

Fees and expenses
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

   Shareholder Fees (fees paid directly from your investment)
   Sales Charge (Load) Imposed on Purchases:                                None
   Sales Charge (Load) Imposed on Reinvested Dividends:                     None
   Redemption Fees:                                                         None
   Exchange Fees:                                                           None

   Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
   Management Expenses:                                                      . %
   12b-1 Distribution Fees:                                                 None
   Other Expenses:                                                           . %
     Total Annual Fund Operating Expenses:                                   . %

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
                 1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
                   $.         $.          $.           $.
--------------------------------------------------------------------------------

     This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Wellington Management Company, LLP,
Boston, Mass., since inception

Inception Date
July 9, 1973

Net Assets as of January 31, 1999
$ . billion

Suitable for IRAs
Yes

Minimum Initial Investment
$3,000; $1,000 for IRAs and custodial accounts for minors

Newspaper Abbreviation
LTCorp

Vanguard Fund Number
028

Cusip Number
922031109

Ticker Symbol
VWESX

18

More on the Funds

The following sections discuss other important features of the Funds, including additional risk information, investment strategies, costs and market timing, and turnover rate. Note that the investment objective of each Fund is not fundamental, and may be changed without a shareholder vote.

Additional Risk Information
Because the Funds invest primarily in bonds, they are subject to certain risks.

[GRAPHIC APPEARS HERE] The Funds are subject--in varying degrees--to interest rate risk, which is the possibility that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be low for short-term bonds, moderate for intermediate-term bonds, and high for long-term bonds.

Changes in interest rates will affect bond income as well as bond prices.

[GRAPHIC APPEARS HERE] The Funds are subject--in varying degrees--to income risk, which is the possibility that a Fund's dividends (income) will decline due to falling interest rates. Income risk is generally higher for short-term bonds and lower for long-term bonds.

     In the past, bond investors--even Treasury bond investors--have seen the value of their investment rise and fall--sometime significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

     Because each Fund invests mainly in bonds, changes in interest rates will impact, to varying degrees, the value of the Funds' assets. To illustrate how much of an impact, the following table shows the effect of a 2% change (both up and down) in interest rates on three bonds with a face value of $1,000; each has a different maturity.

--------------------------------------------------------------------------------
                     How Interest Rate Changes Affect Bonds*
--------------------------------------------------------------------------------
                                Value of a $1,000 Bond    Value of a $1,000 Bond
                                 After a 2% Increase        After a 2% Decrease
Type of Bond (Maturity)           in Interest Rates          in Interest Rates
--------------------------------------------------------------------------------
Short-Term (2.5 years)                  $956                      $1,046
Intermediate-Term (10 years)             870                       1,156
Long-Term (20 years)                     816                       1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.

                                PLAIN TALK ABOUT
                            Bonds and Interest Rates

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid

The Difference with GNMAs: In general, declining interest rates will not lift GNMA prices as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount GNMA prices for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause GNMAs to be paid off prior to maturity. In part to compensate for this "drag" on price, GNMAs tend to offer higher yields than other bonds of comparable credit quality and maturity.

                                PLAIN TALK ABOUT

                                 Bond Maturities

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short term) to 30 years (long term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.

     While falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors--bond calls and prepayments.

[GRAPHIC APPEARS HERE] Because they invest in corporate bonds that are callable, the Intermediate-Term and Long-Term Corporate Funds are subject to call risk, which is the possibility that during periods of falling interest rates, a bond issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, a Fund would experience a decline in income--and the potential for taxable capital gains.

     Call risk is generally moderate for longer-term bonds, and consequently for the Intermediate-Term and Long-Term Corporate Funds.

[GRAPHIC APPEARS HERE] Because it invests in mortgage-backed securities, the
                       GNMA Fund is subject to prepayment risk, which is the possibility that mortgage-backed bonds will be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income--and the potential for taxable capital gains.

Since the GNMA Fund invests most of its assets in mortgage-backed bonds, the risk to the Fund is high.

[GRAPHIC APPEARS HERE] The Funds are subject--in varying degrees--to credit risk, which is the possibility that a bond issuer will fail to pay interest and principal in a timely manner.

                                PLAIN TALK ABOUT

                                 Callable Bonds

Although bonds are issued with clearly defined maturities, a bond issuer may be able to redeem, or call, a bond earlier than its maturity date. The bondholder must now replace the called bond with a bond that may have a lower yield than the original. One way for bond investors to protect themselves against call risk is to purchase a bond early in its lifetime, long before its call date. The other way is to buy bonds with low coupons, which make them less likely to be called.

                                PLAIN TALK ABOUT
                                 Credit Quality

A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade." The Funds' Statement of Additional Information includes a detailed description of the credit rating scales used by major, independent bond-rating agencies.

20

    The credit quality of each Fund depends on the quality of its investments. In absolute terms, the credit quality of each Fund's holdings is high. In relative terms, the Short-Term Treasury, Intermediate-Term Treasury, and Long-Term Treasury Funds (which invest in securities backed by the full faith and credit of the U.S. government) offer the lowest credit risk--and generally the lowest yields--of the Funds. The average dollar-weighted credit quality of each Fund's holdings as rated by Moody's Investors Service, as of December 31, 1998, follow:

    ----------------------------------------------------------------------------
    Fund                                                        Average Quality
    ----------------------------------------------------------------------------
    Short-Term Treasury                                               .
    Short-Term Federal                                                .
    Short-Term Corporate                                              .
    Intermediate-Term Treasury                                        .
    Intermediate-Term Corporate                                       .
    GNMA                                                              .
    Long-Term Treasury                                                .
    Long-Term Corporate                                               .
    ----------------------------------------------------------------------------

     The following table details the Funds' credit quality policies, and illustrates the comparative credit risk encountered by an investor in each Fund. Note that the Funds apply these policies at the time of investment. The Funds may hold onto bonds that have been downgraded, even if they are no longer eligible for purchase by a Fund.


------------------------------------------------------------------------------------------------------------------------------------

                                Credit Ratings of the Funds' Investment (Percentage of Fund Assets)
------------------------------------------------------------------------------------------------------------------------------------

                                                                High
                                              Issued         or Highest       Upper                       Speculative
                                            or Backed         Quality        Medium         Medium         or Lower
Fund                                       by U.S. Gov't    (non-Gov't)     Quality         Quality         Quality
------------------------------------------------------------------------------------------------------------------------------------

Short-Term Treasury                             100%             0%             0%             0%             0%
------------------------------------------------------------------------------------------------------------------------------------

Short-Term Federal                              100%             0%             0%             0%             0%
------------------------------------------------------------------------------------------------------------------------------------

Short-Term Corporate                                     --At least 70%--                    No more          0%
                                                                                             than 30%
------------------------------------------------------------------------------------------------------------------------------------

Intermediate-Term Treasury                      100%             0%             0%             0%             0%
------------------------------------------------------------------------------------------------------------------------------------

Intermediate-Term Corporate                              -- At least 70%--                   No more          0%
                                                                                             than 30%
------------------------------------------------------------------------------------------------------------------------------------

GNMA                                            100%             0%             0%             0%             0%
------------------------------------------------------------------------------------------------------------------------------------

Long-Term Treasury                              100%             0%             0%             0%             0%
------------------------------------------------------------------------------------------------------------------------------------

Long-Term Corporate                                      -- At least 70%--                   No more          0%
                                                                                             than 30%
------------------------------------------------------------------------------------------------------------------------------------


                               PLAIN TALK ABOUT

                                Types of Bonds

Bonds are issued (sold) by many sources: Corporations issue corporate bonds; the federal government issues U.S. Treasury bonds; agencies of the federal government issue agency bonds; and mortgage holders issue "mortgage-backed" pass-through certificates such as Government National Mortgage Association certificates (GNMAs). Each issuer is responsible for paying back the bond's initial value as well as making periodic interest payments.

     Each of the Corporate Funds may invest no more than 30% of its assets in medium-quality bonds, preferred stocks, and convertible securities.

     To a limited extent, the Corporate Funds are also exposed to event risk, which is the possibility that corporate fixed-income securities held by these Funds may suffer a substantial decline in credit quality and market value due to a corporate restructuring.

     The Funds are generally managed without regard to tax ramifications.

[GRAPHIC APPEARS HERE] The Funds are subject to manager risk, which is the possibility that a Fund's adviser will do a poor job of selecting securities.

To help you distinguish between the Funds and their various risks, a summary table is provided below.

--------------------------------------------------------------------------------
                               Risks of the Funds
--------------------------------------------------------------------------------

                                                                 Prepayment/
                                            Income    Interest      Call          Credit
     Fund                                    Risk    Rate Risk      Risk           Risk
------------------------------------------------------------------------------------------
     Short-Term Treasury                     High      Low       Negligible     Negligible
     Short-Term Federal                      High      Low       Negligible      Very Low
     Short-Term Corporate                    High      Low       Negligible        Low
     Intermediate-Term Treasury            Moderate  Moderate    Negligible     Negligible
     Intermediate-Term Corporate           Moderate  Moderate       Low            Low
     GNMA                                  Moderate  Moderate       High        Negligible
     Long-Term Treasury                      Low       High      Negligible     Negligible
     Long-Term Corporate                     Low       High       Moderate         Low
------------------------------------------------------------------------------------------

22

Investment Strategies

The grid below shows, at a glance, the types of financial instruments that may be purchased by each Fund. Explanation of each type of financial instrument follow the grid.

     --------------------------------------------------------------------------
                     Short-, Intermediate-,          Short-, Intermediate-,
                     and Long-Term        Short-Term     and Long-Term    GNMA
                     Treasury Funds      Federal Fund  Corporate Funds    Fund
     --------------------------------------------------------------------------
     Corporate Debt                                             .
     --------------------------------------------------------------------------
     U.S. Government &
      Agency Bonds               .            .                 .          .
     --------------------------------------------------------------------------
     State & Municipal Bonds                                    .
     --------------------------------------------------------------------------
     Cash Reserves               .*           .*                .          .*
     --------------------------------------------------------------------------
     Futures, Options, and
      Other Derivatives          .            .                 .          .
     --------------------------------------------------------------------------
     Asset-Backed Securities                  .                 .
     --------------------------------------------------------------------------
     International
      Dollar-Denominated Bonds                                  .
     --------------------------------------------------------------------------
     Preferred Stocks                                           .**
     --------------------------------------------------------------------------
     Convertible Securities                                     .**
     --------------------------------------------------------------------------
     Collateralized Mortgage
      Obligations (CMOs)         .            .                 .          .
     --------------------------------------------------------------------------
     Restricted or Illiquid
      Securities                 .            .                 .          .
     --------------------------------------------------------------------------
      *Repurchase agreements only.
     **Long-Term Corporate Fund only.
     --------------------------------------------------------------------------


* Corporate Debt. As the name implies, corporate debt obligations--usually called bonds--represent loans by an investor to a corporation.

* U.S. government and agency bonds. These bonds represent loans by an investor to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.

* State and municipal bonds. These bonds represent loans by an investor to a state or municipal government, or one of their agencies or instrumentalities.

* Cash reserves. This blanket term describes a variety of short-term fixed-income investments, including money market instruments, commercial paper, bank certificates of deposit, banker's acceptances, and repurchase agreements. Repurchase agreements represent short-term (normally overnight) loans by a Fund to commercial banks or large securities dealers. The Treasury Funds and the Short-Term Federal Fund may invest only in repurchase agreements that are collateralized by U.S. government or agency securities.

* Futures, options, and other derivatives. Each Fund may invest up to 20% of its total assets in bond futures contracts, options, and other types of derivatives. (As a practical matter, the limit is 15% for the Treasury Funds, because they must invest at least 85% of their assets in U.S. government securities.)
     Losses (or gains) involving futures contracts can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for other types of derivatives. For this reason, the Funds will not use futures, options, or other derivatives for speculative purposes or as leveraged investments that magnify the investment.

     The reasons for which a Fund will invest in futures and options are:

* To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.

* To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

* Asset-backed securities. These bonds represent partial ownership in pools of consumer or commercial loans--most often credit card, automobile, or trade receivables. Asset-backed securities are issued by entities formed solely for that purpose, but their value ultimately depends on repayments by underlying borrowers. A primary risk of asset-backed securities is that their maturity is difficult to predict and driven by borrowers' prepayments.

* International dollar-dominated bonds. The Corporate Funds may invest in bonds of foreign issuers, so long as they are denominated in U.S. dollars. To the extent that it owns foreign bonds, a Fund is subject to country risk, which is the possibility that political events (such as war), financial problems (such as government default), or natural disasters (such as an earthquake) will weaken a country's economy and cause investments in that country to lose money. Because the bond's value is designated in dollars rather than the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes that risk, usually in order to attract U.S. investors.

* Preferred stock. Holders of preferred stock receive set dividends from the issuer. Their claim on the issuer's income and assets ranks before that of common stock holders, but after that of bond holders.

* Convertible securities. Bonds or preferred stocks that are convertible into, or exchangeable for, common stocks are known as convertible securities.

* Collateralized mortgage obligations (CMOs). CMOs are special bonds that are collateralized by mortgages or mortgage pass-through securities. In a CMO deal, cash flow rights on underlying mortgages--the rights to receive principal and interest payments--are divided up and prioritized to create short-, intermediate-, and long-term bonds. CMOs rely on assumptions about the timing of cash flows on the underlying mortgages, including expected prepayment rates. The primary risk of a CMO is that these assumptions are wrong, which would either shorten or lengthen the bond's maturity. Each Fund will invest only in CMOs that are believed consistent with its maturity and credit quality standards.

* Restricted or illiquid securities. Restricted securities are privately placed securities that, pursuant to the rules of the Securities and Exchange Commission, can only be sold to qualified institutional buyers. Because these securities can in turn be resold only to qualified institutional investors, they may be considered illiquid securities--that is, they could be difficult for the Funds to convert to cash, if needed. A Fund will not invest more than 15% of its net assets in illiquid securities. The Funds' Board of Trustees may, from time to time, determine that certain restricted securities are liquid; such securities would not be subject to the 15% limitation. In other words, the Funds may invest in restricted, liquid securities without limit.

     The Funds may, from time to time, take temporary defensive measures--such as holding cash reserves without limit--that are inconsistent with the Funds' primary investment strategies, in response to adverse market, economic, political, or other conditions. In taking such measures, a Fund may not achieve its investment objective.

                                PLAIN TALK ABOUT
                                   Derivatives

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.

24

                                PLAIN TALK ABOUT
                             The Costs of Investing

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the buying and selling of securities by the fund. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.

                                PLAIN TALK ABOUT
                                  Turnover Rate

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for all domestic bond funds is approximately .%, according to Morningstar, Inc.

                                PLAIN TALK ABOUT
                                Vanguard's Unique
                               Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.

                            Costs and Market-Timing

Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the investors who do not generate the costs. Although several of the Bond Funds are suitable for investors' short-term needs, the Funds discourage market-timing, and therefore have adopted the following policies, among others, to discourage short-term trading:

* Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. This could be because of the timing of the request or because of a history of excessive trading by the investor.

* There is a limit on the number of times you can exchange into and out of a Fund (see "Redeeming Shares" in the Investing with Vanguard section).

*    Each Fund reserves the right to stop offering shares at any time.


     The Vanguard funds do not permit market-timing. Do not invest in these Funds if you are a market-timer.


Turnover Rate

Although the Funds seek to invest for the long term, each may sell securities regardless of how long the securities have been held. Shorter-term bonds will mature or be sold, and need to be replaced, more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.


The Funds and Vanguard

The Funds are part of Vanguard Fixed Income Securities Funds, a member of The Vanguard Group. Vanguard is a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $450 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard also provides marketing services to the funds. Although share-holders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

Investment Advisers

Two investment advisers manage the Funds, subject to the control of the Funds' Trustees and officers.

     Wellington Management Company, LLP (WMC), 75 State Street, Boston, MA 02109, manages the GNMA and Long-Term Corporate Funds for a quarterly fee, which is based on certain annual percentage rates applied to the Funds' average month-end assets for the quarter. WMC was founded in 1928, and currently manages more than $. billion in stock and bond assets.

     Vanguard Fixed Income Group (the Group), P.O. Box 2600, Valley Forge, PA 19482, manages the remaining Funds offered in this prospectus on an at-cost basis. As of March 31, 1999, the Group managed more than $. billion in total assets.

     For the fiscal year ended January 31, 1999, the Funds' investment advisory expenses were as follows:

--------------------------------------------------------------------------------
                                         Effective Annual Rate
Fund                              as a Percentage of Average Net Assets
--------------------------------------------------------------------------------
Short-Term Treasury                             .%
Short-Term Federal                               .
Short-Term Corporate                             .
Intermediate-Term Treasury                       .
Intermediate-Term Corporate                      .
GNMA                                             .
Long-Term Treasury                               .
Long-Term Corporate                              .
--------------------------------------------------------------------------------

     The Funds have authorized their advisers to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers with respect to all transactions. Also, the Funds may direct the advisers to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

     The Board of Trustees may, without prior approval from shareholders, change the terms of the advisory agreements or hire new investment advisers, either as replacements for WMC or the Group, or as additional advisers. However, any such change will be communicated to shareholders in writing.


                                PLAIN TALK ABOUT
                               The Funds' Advisers

The individuals primarily responsible for the Short-Term Treasury, Short-Term Federal, Short-Term Corporate, Intermediate-Term Treasury, and Intermediate-Term Corporate Funds are:

     Ian MacKinnon, Managing Director of Vanguard; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed income policies and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

     Robert F. Auwaerter, Principal of Vanguard and Fund Manager of the Intermediate-Term Treasury, Intermediate-Term Corporate, and Long-Term Treasury Funds since their inception and the Short-Term Corporate Fund since 1983; has worked in investment management since 1978; has managed portfolio investments since 1979; B.S., University of Pennsylvania; M.B.A., Northwestern University.

     John Hollyer, Principal of Vanguard and Fund Manager of the Short-Term Treasury Fund since 1998 and Short-Term Federal Fund since 1996; has worked in investment management since 1987; has managed portfolio investments since 1989; B.S., University of Pennsylvania.

     The individuals primarily responsible for managing the GNMA and Long-Term Corporate Funds are:

     Paul D. Kaplan, Senior Vice President and partner of WMC, and Fund Manager of the GNMA Fund since 1994; has worked in investment management since 1974; with WMC since 1978; B.S., Dickinson College; M.S., The Sloan School of Management, Massachusetts Institute of Technology.

     Earl E. McEvoy, Senior Vice President and partner of WMC, and Fund Manager of the Long-Term Corporate Fund since 1994; has worked in investment management since 1972; with WMC since 1978; B.A., Dartmouth College; M.B.A., Columbia Business School.

26

Year 2000 Challenge

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

     The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.

     In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Funds' operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.

     However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on a Fund's business, operations, or financial condition. Additionally, a Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.


                                PLAIN TALK ABOUT
                                  Distributions

As a shareholder, you are entitled to your share of the fund's income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.


Dividends, Capital Gains, and Taxes

As a shareholder, you are entitled to your share of a Fund's net income (interest less expenses). The Funds' income dividends accrue daily and are distributed monthly; capital gains distributions, if any, generally occur in December. In addition, the Funds may occasionally be required to make supplemental capital gains distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically invested in more shares of a Fund. In either case, these distributions are taxable to you. It is important to note that distributions of dividends and capital gains that are declared in December--if paid to you by the end of January--are taxed as if they had been paid to you in December.

     Vanguard will send you a statement each year showing the tax status of all your distributions. If you have chosen to receive dividend and/or capital gains distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, we will change the distribution option so that all dividends and other distributions are automatically invested in additional shares. We will not pay interest on uncashed distribution checks.

* The dividends and short-term capital gains that you receive are considered ordinary income for tax purposes.

* Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains, no matter how long you've owned shares in the Fund.

* Although the Funds do not seek to realize any particular amount of capital gains during a year, such gains are realized from time to time as by-products of their ordinary investment activities. Consequently, distributions may vary considerably from year to year.

* If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

* Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

                                PLAIN TALK ABOUT
                             "Buying a Capital Gain"

Unless you are investing through a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of a fund shortly before it makes a capital gains distribution, because doing so can cost you money in taxes. This is known as "buying a capital gain." For example: On January 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on January 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a capital gain," check a fund's distribution schedule before you invest.

     The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.) You should consult your tax adviser about the tax consequences of an investment in any of the Funds.

     Important Note: By law, each Fund must withhold 31% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so.


Share Price

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). For each of the Funds except the Short-Term Corporate Fund, net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                                      Total Assets - Liabilities
              Net Asset Value    = ----------------------------------
                                    Number of Shares Outstanding

     Net asset value per share for the Short-Term Corporate Fund is computed in a similar way, by dividing the net assets attributed to each class by the number of Fund shares outstanding for each class.

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

     A Note on Pricing: Each Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.

     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations for each Fund, but the most common are STTsry, STFed, STCor, ITTsry, ITCorp, GNMA, LTTrsy, and LTCorp.

28
                                PLAIN TALK ABOUT
                           How to Read the Financial
                                Highlights Table

This explanation uses the Short-Term Treasury Fund as an example. The Fund began fiscal 1999 with a net asset value (price) of $ . per share. During the period, the Fund earned $ . per share from investment income (interest) and $. per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

     Shareholders received $ . per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

     The earnings ($ . per share) minus the distributions ($. per share) resulted in a share price of $ . at the end of the year. This was an increase of $ . per share (from $. at the beginning of the year to $ . at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was .% for the year.

     As of January 31, 1999, the Fund had $ . billion in net assets. For the year, its expense ratio was .% ($. per $1,000 of net assets); and its net investment income amounted to .% of its average net assets. It sold and replaced securities valued at . % of its net assets.


Financial Highlights

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.


                       FINANCIAL HIGHLIGHTS TABLE TO COME


     From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.

                       FINANCIAL HIGHLIGHTS TABLE TO COME





                       FINANCIAL HIGHLIGHTS TABLE TO COME

30






                       FINANCIAL HIGHLIGHTS TABLE TO COME







                       FINANCIAL HIGHLIGHTS TABLE TO COME

                       FINANCIAL HIGHLIGHTS TABLE TO COME






                       FINANCIAL HIGHLIGHTS TABLE TO COME

32









                       FINANCIAL HIGHLIGHTS TABLE TO COME






"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

Investing with Vanguard

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?

     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.

     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [GRAPHIC APPEARS HERE]. Please call us to request copies.



Services and Account Features

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
Telephone Redemptions (Sales and Exchanges)
Automatically set up for these Funds unless you notify us otherwise.
--------------------------------------------------------------------------------
Checkwriting
Method for drawing money from your account by writing a check for $250 or more.
--------------------------------------------------------------------------------
Vanguard Direct Deposit Service(TM) [GRAPHIC APPEARS HERE]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
Vanguard Automatic Exchange Service(TM) [GRAPHIC APPEARS HERE]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
Vanguard Fund Express(R) [GRAPHIC APPEARS HERE]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
Vanguard Dividend Express(TM) [GRAPHIC APPEARS HERE]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
Vanguard Tele-Account(R) 1-800-662-6273 (ON-BOARD) [GRAPHIC APPEARS HERE] Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange fund shares.
--------------------------------------------------------------------------------
Access Vanguard(TM) www.vanguard.com [GRAPHIC APPEARS HERE]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send to you, by mail, an account access password that allows you to process the following financial and administrative transactions online:

[_] Open a new account.*

[_] Buy, sell, or exchange shares of most funds.

[_] Change your name/address.

[_] Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service).

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
Investor Information Department: 1-800-662-7447 (SHIP) Text Telephone:
1-800-952-3335 Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------
Client Services Department: 1-800-662-2739 (CREW) Text Telephone: 1-800-662-2738 Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------
Services for Clients of Vanguard's Institutional Division: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

34



Types of Accounts

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
For One or More People
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
For Holding Personal Trust Assets [GRAPHIC APPEARS HERE]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
For Individual Retirement Accounts [GRAPHIC APPEARS HERE]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
For an Organization [GRAPHIC APPEARS HERE]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
For Third-Party Trustee Retirement Investments
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
Vanguard Prototype Plans
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A Note on Investing with Vanguard Through Other Firms
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------


Buying Shares

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value. You may convert Investor Shares of the Short-Term Corporate Fund into Institutional Shares provided that you meet the minimum initial requirements for Institutional Shares.
--------------------------------------------------------------------------------
Minimum Investment to . . .
open a new account
$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs).

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A Note on Low Balances
Each Fund reserves the right to close any nonretirement account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance falls below $2,500. The fee is waived if your total Vanguard account assets are $50,000 or more.
--------------------------------------------------------------------------------
By Mail to . . .[GRAPHIC APPEARS HERE]
open a new account
Complete and sign the application form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form.

Make your check payable to: The Vanguard Group--(insert appropriate Fund number; see below)

Vanguard Short-Term Treasury Fund--32
Vanguard Short-Term Federal Fund--49
Vanguard Short-Term Corporate Fund--39
Vanguard Intermediate-Term Treasury Fund--35
Vanguard Intermediate-Term Corporate Fund--71
Vanguard GNMA Fund--36
Vanguard Long-Term Treasury Fund--83
Vanguard Long-Term Corporate Fund--28
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2600                       455 Devon Park Drive
Valley Forge, PA 19482-2600         Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
By Telephone to . . .[GRAPHIC APPEARS HERE] open a new account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is in place.

Vanguard Tele-Account                Client Services
1-800-662-6273                       1-800-662-2739

*You must obtain a Personal Identification Number through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you've requested a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
By Wire to Open a New Account or Add to an Existing Account [GRAPHIC APPEARS
                                                                 HERE]

Call Client Services to arrange your wire transaction. Wire transactions are not available for retirement accounts, except for asset transfers and direct rollovers.

Wire to:
FRB ABA 021001088
Marine Midland Bank, New York

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

36

In favor of:
Vanguard Short-Term Treasury Fund--32
Vanguard Short-Term Federal Fund--49
Vanguard Short-Term Corporate Fund--39
Vanguard Intermediate-Term Treasury Fund--35
Vanguard Intermediate-Term Corporate Fund--71
Vanguard GNMA Fund--36
Vanguard Long-Term Treasury Fund--83
Vanguard Long-Term Corporate Fund--28
[Account number, or temporary number for a new account]
[Registered account owner/s]
[Registered address]
--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A Note on Large Purchases
It is important that you call Vanguard before you invest a large dollar amount. We must consider the interests of all Fund shareholders and so reserve the right to refuse any purchase that will disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------


Redeeming Shares

This section describes how you can redeem--that is, sell or exchange--a Fund's shares.

When Selling Shares:

[_]  Vanguard sends the redemption proceeds to you or a designated third party.*
[_]  You can sell all or part of your Fund shares at any time.

*May require a signature guarantee; see footnote on page 39.

When Exchanging Shares:

[_] The redemption proceeds are used to purchase shares of a different Vanguard fund.
[_]  You must meet the receiving fund's minimum investment requirements.
[_] Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. For exchanges, the purchase side of the transaction will be based on the receiving fund's next-determined share price, again subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------
Note: Once a redemption is processed and a confirmation number given, the transaction cannot be canceled.
--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION

You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail.
You can also sell shares by check.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Online Requests [GRAPHIC APPEARS HERE]
Access Vanguard at www.vanguard.com
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send you, by mail, an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).
     Note: The Vanguard funds whose shares you cannot exchange online or by telephone are Vanguard U.S. Stock Index Funds, Vanguard Balanced Index Fund, Vanguard International Stock Index Funds, Vanguard REIT Index Fund, Vanguard Total International Stock Index Fund, and Vanguard Growth and Income Fund. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.
--------------------------------------------------------------------------------
Telephone Requests [GRAPHIC APPEARS HERE]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours--to sell or exchange shares. You can exchange shares from a Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

Retirement Accounts:
You can exchange--but not sell--shares by calling Tele-Account or Client
Services.

Vanguard Tele-Account                Client Services
1-800-662-6273                      1-800-662-2739
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:

[X] The ten-digit account number.

[X] The name and address exactly as registered on the account.

[X] The primary Social Security or employer identification number as registered on the account.

[X] The Personal Identification Number, if applicable.

     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A Note on Unusual Circumstances
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
Mail Requests [GRAPHIC APPEARS HERE]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

38

Vanguard Retirement Accounts:
For information on how to request distributions from:

 . Traditional IRAs and Roth IRAs--call Client Services.
 . SEP--IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and
  Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 1120                           455 Devon Park Drive
Valley Forge, PA 19482-1120             Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division...

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 2900                           455 Devon Park Drive
Valley Forge, PA 19482-2900             Wayne, PA 19087-1815
--------------------------------------------------------------------------------
Check Requests [GRAPHIC APPEARS HERE]
You can sell shares by writing a check for $250 or more.
--------------------------------------------------------------------------------
A Note on Large Redemptions

It is important that you call Vanguard before you redeem a large dollar amount. We must consider the interests of all fund shareholders and so reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt the Fund's operation or performance.

     If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than in cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS

You may receive your redemption proceeds in one of three ways: check, wire (money market funds and other daily dividend funds only), or exchange to another Vanguard fund.
--------------------------------------------------------------------------------
Check Redemptions

Normally, Vanguard will mail your check within two business days of a redemption.
--------------------------------------------------------------------------------
Wire Redemptions [GRAPHIC APPEARS HERE]

The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account application. Wire redemptions can be initiated by mail or by telephone during Vanguard's business hours, but not online.

For Money Market Funds:
For telephone requests made by 10:30 a.m. EST, the wire will arrive at your bank by the close of business that same day. Requests made by 4 p.m. EST will arrive at your bank by the close of business on the following business day.

For Other Daily Dividend Funds:
For telephone requests made by 4 p.m. EST, the wire will arrive at your bank by the close of business on the following business day.
--------------------------------------------------------------------------------
Exchange Redemptions

As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION

For your best interests and ours, Vanguard applies these additional requirements to redemptions:

Request in "Good Order"

All redemption requests must be received by Vanguard in "good order." This means that your request must include:

 .  The Fund name and account number.
 .  The amount of the transaction (in dollars or shares).
 .  Signatures of all owners exactly as registered on the account (for mail requests).
 .  Signature guarantees (if required).*
 .  Any supporting legal documentation that may be required.
 .  Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most banks, credit unions, and licensed brokers.

Transactions are processed at the next-determined share price after Vanguard has received all required information.
--------------------------------------------------------------------------------
Limits on Account Activity

Because excessive account transactions can disrupt the management of a Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:

 . You may make no more than two substantive "round trips" through the Fund during any 12-month period.
 . Your round trips through the Fund must be at least 30 days apart.
 . The Fund may refuse a share purchase at any time, for any reason.
 . Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------
Return Your Share Certificates

Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------
All Trades Final

Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been received and a confirmation number assigned.
--------------------------------------------------------------------------------


Transferring Registration

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 1110                           455 Devon Park Drive
Valley Forge, PA 19482-1110             Wayne, PA 19087-1815

40

For clients of Vanguard's Institutional Division . . .

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 2900                           455 Devon Park Drive
Valley Forge, PA 19482-2900             Wayne, PA 19087-1815
--------------------------------------------------------------------------------


Fund and Account Updates

STATEMENTS AND REPORTS

We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.

     In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.

     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Investor Information Department at 1-800-662-7447.
--------------------------------------------------------------------------------
Confirmation Statement
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
Portfolio Summary [GRAPHIC APPEARS HERE]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
Fund Financial Reports
Mailed in March and September for these Funds.
--------------------------------------------------------------------------------
Tax Statements
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------
Average Cost Review Statement [GRAPHIC APPEARS HERE]
Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using the average cost single category method.
--------------------------------------------------------------------------------
Checkwriting Statement
Sent monthly to shareholders using Vanguard's checkwriting option. Our statement provides images of the front and back of each checkwriting draft paid in the previous month. This consolidated statement is sent instead of the original canceled drafts, which will not be returned.
--------------------------------------------------------------------------------

Glossary of Investment Terms

Average Maturity
The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

Bond
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

Capital Gains Distribution
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

Cash Reserves
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

Dividend Income
Payment to shareholders of income from interest or dividends generated by a fund's investments.

Dollar-Cost Averaging
Investing equal amounts of money at regular intervals on an ongoing basis. This technique ensures that an investor buys fewer shares when prices are high and more shares when prices are low.

Expense Ratio
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

Face Value
The amount to be paid at maturity of a bond; also known as the par value or principal.

Fixed Income Securities
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

Investment Adviser
An organization that makes the day-to-day decisions regarding a fund's investments.

Investment Grade
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances.

Maturity
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

Net Asset Value (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Price/Earnings (P/E) Ratio
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

Principal
The amount of your own money you put into an investment.

Securities
Stocks, bonds, money market instruments, and other investment vehicles.

Total Return
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Volatility
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                       [LOGO OF THE VANGUARD GROUP APPEARS HERE]



For More Information

If you'd like more information about Vanguard Bond Funds, the following documents are available free upon request:

Annual/Semiannual Report to Shareholders

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

The Vanguard Group
Investor Information
Department
P.O. Box 2600
Valley Forge, PA 19482-2600

Telephone:
1-800-662-7447 (SHIP)

Text Telephone:
1-800-952-3335

World Wide Web:
www.vanguard.com

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

Client Services Department
Telephone:
1-800-662-2739 (CREW)

Text Telephone:
1-800-662-2738

Information provided by the Securities and Exchange Commission (SEC)

You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Funds are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

Funds' Investment Company Act file number: 811-2368

(C) 1999 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

P028N--06/01/1999

                                        Vanguard
                                        Bond Funds

                                        Prospectus
                                        June 1, 1999


                            [ART WORK APPEARS HERE]



Vanguard Short-Term
Treasury Fund

Vanguard Short-Term
Federal Fund

Vanguard Short-Term
Corporate Fund

Vanguard Intermediate-
Term Treasury Fund

Vanguard Intermediate-
Term Corporate Fund

Vanguard GNMA Fund

Vanguard Long-Term
Treasury Fund

Vanguard Long-Term
Corporate Fund

This prospectus contains financial data for the Funds through the fiscal year ended January 31, 1999.





                                         [LOGO OF THEVANGUARDGROUP APPEARS HERE]

Vanguard Bond Funds
Prospectus
June 1, 1999
A Group of Bond Mutual Funds

     Contents

 1 An Introduction to Vanguard Bond Funds

 2 Fund Profiles

      2 Vanguard Short-Term Treasury Fund

      4 Vanguard Short-Term Federal Fund

      6 Vanguard Short-Term Corporate Fund

      8 Vanguard Intermediate-Term Treasury Fund

     10 Vanguard Intermediate-Term Corporate Fund

     12 Vanguard GNMA Fund

     14 Vanguard Long-Term Treasury Fund

     16 Vanguard Long-Term Corporate Fund

18   More on the Funds

24   The Funds and Vanguard

25   Investment Advisers

26   Year 2000 Challenge

26   Dividends, Capital Gains, and Taxes

27   Share Price

28   Financial Highlights

33   Investing with Vanguard

33   Services and Account Features

34   Types of Accounts

34   Buying Shares

36   Redeeming Shares

39   Transferring Registration

40   Fund and Account Updates

Glossary (inside back cover)

--------------------------------------------------------------------------------

Why Reading This Prospectus Is Important

This prospectus explains the objective, risks, and strategies of each of the Vanguard Bond Funds (except Vanguard High-Yield Corporate Fund, which is offered through a separate prospectus). To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Important Note on the Short-Term Corporate Fund

The Short-Term Corporate Fund features two separate classes of shares: Investor Shares and Institutional Shares. Short-Term Corporate Fund Investor Shares have an investment minimum of $3,000, and are available through this prospectus (for individual investors) and a separate prospectus (for participants in employer-sponsored retirement or savings plans). Short-Term Corporate Fund Institutional Shares have an investment minimum of $10 million and are available through a separate prospectus. Investor Shares and Institutional Shares do not have the same expenses; as a result, the performance of these separate classes will differ.

--------------------------------------------------------------------------------

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Profile--Vanguard Short-Term Corporate Fund Institutional Shares

The following profile summarizes key features of Vanguard Short-Term Corporate Fund Institutional Shares.

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income and preserve investors' principal, while investing in bonds that meet defined quality and maturity standards.

INVESTMENT STRATEGIES

The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, primarily short-term and intermediate-term corporate bonds. The Fund will maintain an average maturity of between one and three years. For more information on investment strategies, see pages 5-6.

PRIMARY RISKS

The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

 . Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bonds.

 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally low for short-term bonds.

 . Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one calendar year since inception. The table shows how the average annual returns for one calendar year and since inception compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  The Fund's return for the most recent calendar quarter ended March 31, 1999, was .%.
--------------------------------------------------------------------------------

  During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended ___) and the lowest return for a quarter was -.% (quarter ended ___).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                                       1 Year  Since Inception*
--------------------------------------------------------------------------------
Vanguard Short-Term Corporate Fund Institutional Shares  . %           . %
Lehman Brothers 1-5 Year Investment Grade
    Debt Index                                           .             .
--------------------------------------------------------------------------------
 *September 30, 1997.
--------------------------------------------------------------------------------

2


                                PLAIN TALK ABOUT
                             The Costs of Investing

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.

                                PLAIN TALK ABOUT
                                  Fund Expenses

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Short-Term Corporate Fund Institutional Shares' expense ratio in fiscal year 1999 was . %, or $ . per $1,000 of average net assets. The average short-term domestic bond fund had expenses in 1998 of . %, or $ . per $1,000 of average net assets, according to Lipper, Inc., which reports on the mutual fund industry.

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                           None
Sales Charge (Load) Imposed on Reinvested Dividends:                None
Redemption Fees:                                                    None
Exchange Fees:                                                      None

Annual Fund Operating Expenses (expenses deducted from
the Fund's assets)
Management Expenses:                                                 . %
12b-1 Distribution Fees:                                            None
Other Expenses:                                                      . %
  Total Annual Fund Operating Expenses:                              . %

  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's Institutional Shares. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
      1 Year         3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
        $.              $.              $.               $.
--------------------------------------------------------------------------------

 This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa, since inception

Inception Date
September 30, 1997

Net Assets as of January 31, 1999
$ . billion (for Institutional Shares)

Suitable for IRAs
Yes

Minimum Initial Investment
$10 million

Newspaper Abbreviation
STCorIst

Vanguard Fund Number
858

Cusip Number
922031877

Ticker Symbol
VFSIX

More on the Fund

The following sections discuss other important features of the Fund, including additional risk information, investment strategies, costs and market timing, and turnover rate. Note that the Fund's investment objective is not fundamental, and may be changed without a shareholder vote.

Additional Risk Information

Because the Fund invests primarily in bonds, it is subject to certain risks.

[GRAPHIC APPEARS HERE]
The Fund is subject to income risk, which is the possibility that the Fund's dividends (income) will decline due to falling interest rates. Income risk is generally high for short-term bonds.

Changes in interest rates will affect bond prices as well as bond income.

[GRAPHIC APPEARS HERE]
The Fund is subject to interest rate risk, which is the possibility that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be low for short-term bonds.

  In the past, bond investors have seen the value of their investment rise and fall--sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

  Because the Fund invests mainly in bonds, changes in interest rates will impact, to varying degrees, the value of the Fund's assets. To illustrate how much of an impact, the following table shows the effect of a 2% change (both up and down) in interest rates on three bonds with a face value of $1,000; each has a different maturity.

--------------------------------------------------------------------------------
                     How Interest Rate Changes Affect Bonds*
--------------------------------------------------------------------------------
                             Value of a $1,000 Bond   Value of a $1,000 Bond
                              After a 2% Increase      After a 2% Decrease
Type of Bond (Maturity)        in Interest Rates        in Interest Rates
--------------------------------------------------------------------------------
Short-Term (2.5 years)               $956                   $1,046
Intermediate-Term (10 years)          870                    1,156
Long-Term (20 years)                  816                    1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------

  These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or the Fund in particular.

                                PLAIN TALK ABOUT
                            Bonds and Interest Rates

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

                                PLAIN TALK ABOUT
                                 Bond Maturities

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short term) to 30 years (long term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.

4



                                PLAIN TALK ABOUT
                                 Credit Quality

A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade." The Fund's Statement of Additional Information includes a detailed description of the credit rating scales used by major, independent bond-rating agencies.

[GRAPHIC APPEARS HERE]
The Fund is subject to credit risk, which is the possibility that a bond issuer will fail to pay interest and principal in a timely manner.

   Since the Fund invests primarily in high-quality bonds, credit risk should be low for the Fund. The average dollar-weighted credit quality of the Fund's holdings as rated by Moody's Investors Service, as of January 31, 1999, was o.

  The following table details the Fund's credit quality policies. Note that the Fund applies these policies at the time of investment. The Fund may hold onto bonds that have been downgraded, even if they are no longer eligible for purchase by the Fund.

------------------------------------------------------------------------------------------
      Credit Ratings of the Fund's Investments (Percentage of Fund Assets)
------------------------------------------------------------------------------------------
                                               High
                               Issued       or Highest    Upper              Speculative
                             or Backed       Quality     Medium     Medium    or Lower
                           by U.S. Gov't   (non-Gov't)   Quality   Quality     Quality
------------------------------------------------------------------------------------------
Short-Term Corporate Fund              --At  least  70%--           No more      0%
                                                                    than 30%
------------------------------------------------------------------------------------------

  The Fund may invest no more than 30% of its assets in medium-quality bonds, preferred stocks, and convertible securities.

  To a limited extent, the Fund is also exposed to event risk, which is the possibility that corporate fixed-income securities held by the Fund may suffer a substantial decline in credit quality and market value due to a corporate restructuring.

  The Fund is generally managed without regard to tax ramifications.

[GRAPHIC APPEARS HERE]
The Fund is subject to manager risk, which is the possibility that the Fund's adviser will do a poor job of selecting securities.

                                PLAIN TALK ABOUT
                                 Types of Bonds

Bonds are issued (sold) by many sources: Corporations issue corporate bonds; the federal government issues U.S. Treasury bonds; agencies of the federal government issue agency bonds; and mortgage holders issue "mortgage-backed" pass-through certificates such as Government National Mortgage Association certificates (GNMAs). Each issuer is responsible for paying back the bond's initial value as well as making periodic interest payments.

Investment Strategies

The grid below shows, at a glance, the types of financial instruments that may be purchased by the Fund. Explanations of each type of financial instrument follow the grid.
--------------------------------------------------------------------------------
                                                      Short-Term Corporate Fund
--------------------------------------------------------------------------------
     Corporate Debt                                             .
--------------------------------------------------------------------------------
     U.S. Government & Agency Bonds                             .
--------------------------------------------------------------------------------
     State & Municipal Bonds                                    .
--------------------------------------------------------------------------------
     Cash Reserves                                              .
--------------------------------------------------------------------------------
     Futures, Options, and Other Derivatives                    .
--------------------------------------------------------------------------------
     Asset-Backed Securites                                     .
--------------------------------------------------------------------------------
     International Dollar-Denominated Bonds                     .
--------------------------------------------------------------------------------
     Preferred Stocks                                           .
--------------------------------------------------------------------------------
     Convertible Securities                                     .
--------------------------------------------------------------------------------
     Collateralized Mortgage Obligations (CMOs)                 .
--------------------------------------------------------------------------------
     Restricted or Illiquid Securities                          .
--------------------------------------------------------------------------------

 . Corporate debt. As the name implies, corporate debt obligations--usually called bonds--represent loans by an investor to a corporation.

 . U.S. government and agency bonds. These bonds represent loans by an investor to the U.S. Treasury Department or a wide variety of govern-mental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.

 . State and municipal bonds. These bonds represent loans by an investor to a state or municipal government, or one of their agencies or instrumentalities.

 . Cash reserves. This blanket term describes a variety of short-term fixed-in-come investments, including money market instruments, commercial paper, bank certificates of deposit, banker's acceptances, and repurchase agreements. Repurchase agreements represent short-term (normally overnight) loans by the Fund to commercial banks or large securities dealers.

 . Futures, options, and other derivatives. The Fund may invest up to 20% of its total assets in bond futures contracts, options, and other types of derivatives.

  Losses (or gains) involving futures contracts can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for other types of derivatives. For this reason, the Fund will not use futures, options, or other derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

                                PLAIN TALK ABOUT
                                   Derivatives

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.

6



  The reasons for which the Fund will invest in futures and options are:

 . To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.

 . To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

 . Asset-backed securities. These bonds represent partial ownership in pools of consumer or commercial loans-- most often credit card, automobile, or trade receivables. Asset-backed securities are issued by entities formed solely for that purpose, but their value ultimately depends on repayments by underlying borrowers. A primary risk of asset-backed securities is that their maturity is difficult to predict and driven by borrowers' prepayments.

 . International dollar-denominated bonds. The Fund may invest in bonds of foreign issuers, so long as they are denominated in U.S. dollars. To the extent that it owns foreign bonds, the Fund is subject to country risk, which is the possibility that political events (such as war), financial problems (such as government default), or natural disasters (such as an earthquake) will weaken a country's economy and cause investments in that country to lose money. Because the bond's value is designated in dollars rather than the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes that risk usually in order to attract U.S. investors.

 . Preferred Stock. Holders of preferred stock receive set dividends from the issuer. Their claim on the issuer's income and assets rank before that of common stock holders, but after that of bond holders.

 . Convertible securities. Bonds or preferred stocks that are convertible into, or exchangeable for, common stocks are known as convertible securities.

 . Collateralized mortgage obligations (CMOs). CMOs are special bonds that are collateralized by mortgages or mortgage pass-through securities. In a CMO deal, cash flow rights on underlying mortgages--the rights to receive principal and interest payments--are divided up and prioritized to create short-, intermediate-, and long-term bonds. CMOs rely on assumptions about the timing of cash flows on the underlying mortgages, including expected prepayment rates. The primary risk of a CMO is that these assumptions are wrong, which would either shorten or lengthen the bond's maturity. The Fund will invest only in CMOs that are believed consistent with its maturity and credit quality standards.

 . Restricted or illiquid securities. Restricted securities are privately placed securities that, pursuant to the rules of the Securities and Exchange Commission, can only be sold to qualified institutional buyers. Because these securities can in turn be resold only to qualified institutional investors, they may be considered illiquid securities--that is, they could be difficult for the Fund to convert to cash, if needed. The Fund will not invest more than 15% of its net assets in illiquid securities. The Fund's Board of Trustees may, from time to time, determine that certain restricted securities are liquid; such securities would not be subject to the 15% limitation. In other words, the Fund may invest in restricted, liquid securities without limit.

  The Fund may, from time to time, take temporary defensive measures--such as holding cash reserves without limit--that are inconsistent with the Fund's primary investment strategies, in response to adverse market, economic, political, or other conditions. In taking such measures, the Fund may not achieve its investment objective.

Costs and Market-Timing

Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the investors who do not generate the costs. Although the Short-Term Corporate Fund Institutional Shares is suitable for investors' short-term needs, the Fund discourages market-timing, and therefore has adopted the following policies, among others, to discourage short-term trading:

 . The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds-- that it regards as disruptive to the efficient management of the Fund. This could be because of the timing of the request or because of a history of excessive trading by the investor.

                                PLAIN TALK ABOUT
                                  Turnover Rate

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for all short-term corporate bond funds is approximately .%, according to Morningstar, Inc.

 . There is a limit on the number of times you can exchange into and out of the Fund (see "Redeeming Shares" in the Investing with Vanguard section).

 . The Fund reserves the right to stop offering shares at any time.

  The Vanguard funds do not permit market-timing. Do not invest in this Fund if you are a market-timer.

Turnover Rate

The Fund may sell securities regardless of how long the securities have been held. Shorter-term bonds will mature or be sold--and need to be replaced--more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.

The Fund and Vanguard

Vanguard Short-Term Corporate Fund is part of Vanguard Fixed Income Securities Funds, a member of The Vanguard Group. Vanguard is a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $450 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

  Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

Investment Adviser

Vanguard Fixed Income Group (the Group), P.O. Box 2600, Valley Forge, PA, 19482, provides advisory services on an at-cost basis to the Fund. For the fiscal year ended January 31, 1999, the Fund's investment advisory expenses represented an effective annual rate of .% of the Fund's average net assets.

  The Fund has authorized the Group to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the

                                PLAIN TALK ABOUT
                      Vanguard's Unique Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.

8




                                PLAIN TALK ABOUT
                               The Fund's Adviser

Vanguard Fixed Income Group provides investment advisory services to many Vanguard funds; as of January 31, 1999, the Group managed more than $130 billion. The individuals responsible for overseeing the Fund's investments are:

  Ian MacKinnon, Managing Director of Vanguard; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed income policies and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

  Robert F. Auwaerter, Principal of Vanguard and Fund Manager of the Short-Term Corporate Fund since 1983; has worked in investment management since 1978; has managed portfolio investments since 1979; B.S., University of Pennsylvania; M.B.A., Northwestern University.

best available price and most favorable execution from these brokers with respect to all transactions. Also, the Fund may direct the Group to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.

Year 2000 Challenge

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

  The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.

  In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Fund's operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.

  However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on the Fund's business, operations, or financial condition. Additionally, the Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.

Dividends, Capital Gains, and Taxes

As a shareholder, you are entitled to your share of the Fund's net income (interest less expenses).The Fund's income dividends accrue daily and are distributed monthly; capital gains distributions, if any, generally occur in December. In addition, the Fund may occasionally be required to make supplemental capital gains distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically invested in more shares of the Fund. In either case, these distributions are taxable to you. It is important to note that

                                PLAIN TALK ABOUT
                                  Distributions

As a shareholder, you are entitled to your share of the fund's income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.

                                PLAIN TALK ABOUT
                             "Buying a Capital Gain"

Unless you are investing through a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of a fund shortly before it makes a capital gains distribution, because doing so can cost you money in taxes. This is known as "buying a capital gain." For example: On January 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on January 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a capital gain," check a fund's distribution schedule before you invest.

distributions of dividends and capital gains that are declared in December--if paid to you by the end of January-- are taxed as if they had been paid to you in December.

  Vanguard will send you a statement each year showing the tax status of all your distributions. If you have chosen to receive dividend and/or capital gains distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, we will change the distribution option so that all dividends and other distributions are automatically invested in additional shares. We will not pay interest on uncashed distribution checks.

 . The dividends and short-term capital gains that you receive are considered ordinary income for tax purposes.

 . Any distributions of net long-term capital gains by the Fund are taxable to you as long-term capital gains, no matter how long you've owned shares in the Fund.

 . Although the Fund does not seek to realize any particular amount of capital gains during a year, such gains are realized from time to time as by-products of its ordinary investment activities. Consequently, distributions may vary considerably from year to year.

 . If you sell or exchange shares, any gain or loss you have is a taxable event.
  This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

 . Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

  The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.) You should consult your tax adviser about the tax consequences of an investment in the Fund.

  Important Note: By law, the Fund must withhold 31% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so.

10



Share Price

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share is computed by dividing the net assets attributed to each class by the number of Fund shares outstanding for each class:

                                      Total Assets   -   Liabilities
              Net Asset Value    =  ----------------------------------
                                       Number of Shares Outstanding

  Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

  A Note on Pricing: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.

  The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations for the Fund, but the most common is STCorIst.

Financial Highlights

The following financial highlights table is intended to help you understand the Fund's financial performance since inception, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in Vanguard Bond Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.


                       FINANCIAL HIGHLIGHTS TABLE TO COME


                                PLAIN TALK ABOUT
                   How to Read the Financial Highlights Table

The Fund began fiscal 1999 with a net asset value (price) of $. per share. During the period, the Fund earned $ . per share from investment income (interest) and $ . per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

  Shareholders received $. per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

  The earnings ($ . per share) minus the distributions ($. per share) resulted in a share price of $ . at the end of the year. This was an increase of $ . per share (from $. at the beginning of the year to $ . at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was .% for the year.

  As of January 31, 1999, the Fund had $ . billion in net assets. For the year, its expense ratio was .% ($. per $1,000 of net assets); and its net investment income amounted to .% of its average net assets. It sold and replaced securities valued at . % of its net assets.

  From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

12

Investing with Vanguard

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information?
   Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
   The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [GRAPHIC APPEARS HERE]. Please call us to request copies.

Services and Account Features

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
Telephone Redemptions (Sales and Exchanges)
Automatically set up for this Fund unless you notify us otherwise.
--------------------------------------------------------------------------------
Checkwriting [GRAPHIC APPEARS HERE]
Method for drawing money from your account by writing a check for $250 or more.
--------------------------------------------------------------------------------
Vanguard Automatic Exchange Service(TM) [GRAPHIC APPEARS HERE]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
Vanguard Tele-Account(R) 1-800-662-6273 (ON-BOARD) [GRAPHIC APPEARS HERE] Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange fund shares.
--------------------------------------------------------------------------------
Access Vanguard(TM) www.vanguard.com [GRAPHIC APPEARS HERE]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send to you, by mail, an account access password that allows you to process the following financial and administrative transactions online:

 . Open a new account.*

 . Buy, sell, or exchange shares of most funds.

 . Change your name/address.

 . Add/change fund options (including dividend options, bank instructions, checkwriting, and Vanguard Automatic Exchange Service).

* Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
Services for Clients of Vanguard's Institutional Division: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks.
--------------------------------------------------------------------------------

Types of Accounts

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
For One or More People
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
For Holding Personal Trust Assets
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
For an Organization
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A Note on Investing with Vanguard Through Other Firms
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

Buying Shares

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value. You may convert Investor Shares of the Fund into Institutional Shares provided that you meet the minimum initial investment requirements for Institutional Shares.
--------------------------------------------------------------------------------
Minimum Investment to . . .
open a new account
$10 million

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
By Wire to Open a New Account or Add to an Existing Account [GRAPHIC APPEARS
                                                                  HERE]
Call your assigned Service Associate to arrange your wire transaction.

Wire to:
FRB ABA 021001088
Marine Midland Bank, New York

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Short-Term Corporate Fund Institutional Shares-858
[Account number, or temporary number for a new account]
[Registered account owner/s]
[Registered address]
--------------------------------------------------------------------------------
By Mail to . . . [GRAPHIC APPEARS HERE]
open a new account
Complete and sign the application form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form.

Make your check payable to: The Vanguard Group-858
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 2900                           100 Vanguard Boulevard
Valley Forge, PA 19482-2900             Malvern, PA 19355
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------

14

--------------------------------------------------------------------------------
By Telephone to . . . [GRAPHIC APPEARS HERE] open a new account
Call Vanguard Tele-Account* 24 hours a day--or your assigned Service Associate during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or your assigned Service Associate during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

Vanguard Tele-Account
1-800-662-6273
*You must obtain a Personal Identification Number through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you've requested a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
  You can redeem (that is, sell or exchange) shares purchased by check at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A Note on Large Purchases
It is important that you call Vanguard before you invest a large dollar amount. We must consider the interests of all Fund shareholders and so reserve the right to refuse any purchase that will disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------

Redeeming Shares

This section describes how you can redeem--that is, sell or exchange--the Fund's shares.

When Selling Shares:
 . Vanguard sends the redemption proceeds to you or a designated third party.* . You can sell all or part of your Fund shares at any time.
*May require a signature guarantee; see footnote on page 16.

When Exchanging Shares:
 . The redemption proceeds are used to purchase shares of a different Vanguard fund.
 . You must meet the receiving fund's minimum investment requirements.
 . Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. For exchanges, the purchase side of the transaction will be based on the receiving fund's next-determined share price, again subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------
Note: Once a redemption is processed and a confirmation number given, the transaction cannot be canceled.
--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail. You can also sell shares by check.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Online Requests [GRAPHIC APPEARS HERE]
Access Vanguard at www.vanguard.com
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send you, by mail, an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).

 Note: The Vanguard funds whose shares you cannot exchange online or by telephone are Vanguard U.S. Stock Index Funds, Vanguard Balanced Index Fund, Vanguard International Stock Index Funds, Vanguard REIT Index Fund, Vanguard Total International Stock Index Fund, and Vanguard Growth and Income Fund. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.
--------------------------------------------------------------------------------
Telephone Requests [GRAPHIC APPEARS HERE]
Call Vanguard Tele-Account 24 hours a day--or your assigned Service Associate during business hours--to sell or exchange shares. You can exchange shares from this Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:

 [X] The ten-digit account number.
 [X] The name and address exactly as registered on the account.
 [X] The primary Social Security or employer identification number as registered on the account.
 [X] The Personal Identification Number, if applicable.

  Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A Note on Unusual Circumstances
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
Mail Requests [GRAPHIC APPEARS HERE]
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.
--------------------------------------------------------------------------------
Check Requests [GRAPHIC APPEARS HERE]
You can sell shares by writing a check for $250 or more.
--------------------------------------------------------------------------------

16

--------------------------------------------------------------------------------
A Note on Large Redemptions
It is important that you call Vanguard before you redeem a large dollar amount. We must consider the interests of all fund shareholders and so reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt the Fund's operation or performance.
 If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than in cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of three ways: check, wire (money market funds and other daily dividend funds only), or exchange to another Vanguard fund.
--------------------------------------------------------------------------------
Check Redemptions
Normally, Vanguard will mail your check within two business days of a redemption.
--------------------------------------------------------------------------------
Wire Redemptions [GRAPHIC APPEARS HERE]
The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account application. Wire redemptions can be initiated by mail or by telephone during Vanguard's business hours, but not online.

For Money Market Funds:
For telephone requests made by 10:30 a.m. EST, the wire will arrive at your bank by the close of business that same day. Requests made by 4 p.m. EST will arrive at your bank by the close of business on the following business day.

For Other Daily Dividend Funds:
For telephone requests made by 4 p.m. EST, the wire will arrive at your bank by the close of business on the following business day.
--------------------------------------------------------------------------------
NOTE: Wire redemptions of less than $5,000 are subject to a $5 processing fee.
--------------------------------------------------------------------------------
Exchange Redemptions
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions.

Request in "Good Order"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
 [X] The Fund name and account number.
 [X] The amount of the transaction (in dollars or shares).
 [X] Signatures of all owners exactly as registered on the account (for mail requests).
 [X] Signature guarantees (if required).*
 [X] Any supporting legal documentation that may be required.
 [X] Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most banks, credit unions, and licensed brokers.

Transactions are processed at the next-determined share price after Vanguard has received all required information.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Limits on Account Activity
Because excessive account transactions can disrupt management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:

 . You may make no more than two substantive "round trips" through the Fund during any 12-month period.
 . Your round trips through the Fund must be at least 30 days apart.
 . The Fund may refuse a share purchase at any time, for any reason.
 . Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------
All Trades Final
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been received and a confirmation number assigned.
--------------------------------------------------------------------------------

Transferring Registration

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 2900                           455 Devon Park Drive
Valley Forge, PA 19482-2900             Wayne, PA 19087-1815
--------------------------------------------------------------------------------

Fund and Account Updates

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.
 In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.
 To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Institutional Division at 1-888-809-8102.
--------------------------------------------------------------------------------
Confirmation Statement
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
Portfolio Summary [GRAPHIC APPEARS HERE]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
Fund Financial Reports
Mailed in March and September for this Fund.
--------------------------------------------------------------------------------

18

--------------------------------------------------------------------------------
Tax Statements
Generally mailed in January; report previous year's dividend and capital gains distributions, and proceeds from the sale of shares.
--------------------------------------------------------------------------------
Average Cost Review Statement [GRAPHIC APPEARS HERE]
Issued quarterly for most taxable accounts (accompanies your Portfolio
Summary); shows the average cost of shares that you redeemed during the calendar year, using the average cost single category method.
--------------------------------------------------------------------------------
Checkwriting Statement
Sent monthly to shareholders using Vanguard's checkwriting option. Our statement provides images of the front and back of each checkwriting draft paid in the previous month. This consolidated statement is sent instead of the original canceled drafts, which will not be returned.
--------------------------------------------------------------------------------

Mandatory Conversion to Investor Shares

The Fund reserves the right to convert an investor's Institutional Shares into Investor Shares of the Fund if the investor's account balance falls below $10 million. Any such conversion will be preceded by written notice to the investor.
--------------------------------------------------------------------------------

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

Glossary of Investment Terms

Average Maturity
The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

Bond
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

Capital Gains Distribution
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

Cash Reserves
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

Dividend Income
Payment to shareholders of income from interest or dividends generated by a fund's investments.

Dollar-Cost Averaging
Investing equal amounts of money at regular intervals on an ongoing basis. This technique ensures that an investor buys fewer shares when prices are high and more shares when prices are low.

Expense Ratio
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

Face Value
The amount to be paid at maturity of a bond; also known as the par value or principal.

Fixed Income Securities
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

Investment Adviser
An organization that makes the day-to-day decisions regarding a fund's investments.

Investment Grade
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances.

Maturity
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

Net Asset Value (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Price/Earnings (P/E) Ratio
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

Principal
The amount of your own money you put into an investment.

Securities
Stocks, bonds, money market instruments, and other investment vehicles.

Total Return
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Volatility
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                    [LOGO OF THE VANGUARD GROUP(R) APPEARS HERE]

                                                     Institutional Division
                                                     Post Office Box 2900
                                                     Valley Forge, PA 19482-2900

For More Information
If you'd like more information about Vanguard Short-Term Corporate Fund Institutional Shares, the following documents are available free upon request:

Annual/Semiannual Report to Shareholders
Additional information about the Fund's investments is available in Vanguard Bond Funds' annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year.

Statement of Additional Information (SAI)
The SAI for Vanguard Bond Funds provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

If you are an Individual Investor:
The Vanguard Group
Investor Information Department
P.O. Box 2900
Valley Forge, PA 19482-2900

Telephone:
1-800-662-7447 (SHIP)

Text Telephone:
1-800-952-3335

If you are a client of Vanguard's
Institutional Division:
The Vanguard Group
Institutional Investor Information
P.O. Box 2900
Valley Forge, PA 19482-2900

Telephone:
1-888-809-8102

World Wide Web:
www.vanguard.com

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

Client Services Department
Telephone:
1-800-662-2739 (CREW)

Text Telephone:
1-800-662-2738

Information provided by the Securities and Exchange Commission (SEC)

You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Fund are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

Fund's Investment Company Act
file number: 811-2368

(C) 1999 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

I858N-06/01/1999

Vanguard Short-Term Corporate Fund
Institutional Shares
Prospectus
June 1, 1999
A Bond Mutual Fund

    Contents

 1  Fund Profile

 2  Additional Information

 3  More on the Fund

 7  The Fund and Vanguard

 7  Investment Adviser

 8  Year 2000 Challenge

 8  Dividends, Capital Gains, and Taxes

10  Share Price

11  Financial Highlights

12  Investing with Vanguard

12  Services and Account Features

12  Types of Accounts

13  Buying Shares

14  Redeeming Shares

17  Transferring Registration

17  Fund and Account Updates

18  Mandatory Conversion to Investor Shares

Glossary (inside back cover)

--------------------------------------------------------------------------------
Why Reading This Prospectus Is Important

This prospectus explains the objective, risks, and strategies of Vanguard Short-Term Corporate Fund Institutional Shares (a part of Vanguard Bond Funds). To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Important Note

The Short-Term Corporate Fund features two separate classes of shares: Investor Shares and Institutional Shares. Short-Term Corporate Fund Institutional Shares have an investment minimum of $10 million and are available through this prospectus. Short-Term Corporate Fund Investor Shares have an investment minimum of $3,000, and are available through separate prospectuses (one for individual investors and one for participants in employer-sponsored retirement or savings plans). Investor Shares and Institutional Shares do not have the same expenses; as a result, the performance of these separate classes will differ.
--------------------------------------------------------------------------------


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Profile--Vanguard High-Yield Corporate Fund

The following profile summarizes key features of Vanguard High-Yield Corporate Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income.

INVESTMENT STRATEGIES
The Fund invests primarily in low-quality, high-risk corporate bonds, commonly referred to as "junk bonds." These bonds are typically intermediate-term (with maturities between five and ten years). Under normal circumstances, at least 80% of the Fund's assets will be invested in high-yield corporate bonds rated B or better by Moody's Investors Service or Standard & Poor's Corporation. Not more than 20% of the Fund's assets may be invested in any of the following, taken as a whole: bonds that are rated less than B or that are unrated; convertible securities; and preferred stocks. For more information on security selection, see pages 5-6.

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

[_] Credit risk, which is the chance that a bond issuer will fail to pay principal and interest in a timely manner, reducing the Fund's return. Credit risk will be substantial for the Fund.

[_] Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally moderate for intermediate-term bonds.

[_] Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bonds.

[_] Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

  Because of the speculative nature of junk bonds, you should carefully consider the risks associated with this Fund before you purchase shares.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------






--------------------------------------------------------------------------------
  The Fund's return for the most recent calendar quarter ended March 31, 1999, was .%.
--------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended ____) and the lowest return for a quarter was -.% (quarter ended ____).

2


--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                              1 Year     5 Years     10 Years
--------------------------------------------------------------------------------
Vanguard High-Yield Corporate Fund              . %         . %         . %
Lehman Brothers High Yield Bond Index           .           .           .
--------------------------------------------------------------------------------

                                PLAIN TALK ABOUT
                             The Costs of Investing

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.

                                PLAIN TALK ABOUT
                                  Fund Expenses

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard High-Yield Corporate Fund's expense ratio in fiscal year 1999 was . %, or $. per $1,000 of average net assets. The average high-yield bond fund had expenses in 1998 of .%, or $ . per $1,000 of average net assets, according to Lipper, Inc., which reports on the mutual fund industry.

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                          None
Sales Charge (Load) Imposed on Reinvested Dividends:               None
Redemption Fees:                                                    1%*

Annual Fund Operating Expenses (expenses deducted from
the Fund's assets)
Management Expenses:                                                . %
12b-1 Distribution Fees:                                           None
Other Expenses:                                                     . %
  Total Annual Fund Operating Expenses:                             . %

*The 1% fee applies to shares redeemed (either by selling or exchanging to another fund) within one year of purchase. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for more than one year are not subject to the 1% fee.

  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.
--------------------------------------------------------------------------------
      1 Year         3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
         $.             $.              $.               $.
--------------------------------------------------------------------------------

 This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and capital gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Wellington Management Company, LLP, Boston, Mass., since inception

Inception Date
December 27, 1978

Net Assets as of January 31, 1999
$ . billion

Suitable for IRAs
Yes

Minimum Initial Investment
$3,000; $1,000 for IRAs and custodial accounts for minors

Newspaper Abbreviation
HYCor

Vanguard Fund Number
029

Cusip Number
922031208

Ticker Symbol
VWEHX

================================================================================
A Word About Risk

This prospectus describes the risks you would face as an investor in Vanguard High-Yield Corporate Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in Vanguard High-Yield Corporate Fund, you should also take into account your personal tolerance for the daily fluctuations of the bond market.

  Look for this [GRAPHIC APPEARS HERE] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.

================================================================================

Who Should Invest

The Fund may be a suitable investment for you if:

[_] You wish to add a high-yield bond fund to your existing holdings, which could include other bond investments as well as stock, money market, and tax-exempt investments.

[_] You are seeking a high level of current income.

[_] You characterize your investment temperament as "aggressive."

[_] You are willing to accept substantial investment risk.

                                PLAIN TALK ABOUT
                             Costs and Market-Timing

Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.

  The Vanguard funds do not permit market-timing. Do not invest in this Fund if you are a market-timer.

4



The Fund has adopted the following policies, among others, to discourage short-term trading:

[_] The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds-- that it regards as disruptive to the efficient management of the Fund. This could be because of the timing of the investment or because of a history of excessive trading by the investor.

[_] There is a limit on the number of times you can exchange into and out of the Fund (see "Redeeming Shares" in the Investing with Vanguard section).

[_] The Fund imposes a 1% redemption fee on shares that are redeemed by any method within one year of purchase.

[_] The Fund reserves the right to stop offering shares at any time.

Primary Investment Strategies

This section explains the strategies that the investment adviser uses in pursuit of the Fund's objective, a high level of current income. It also explains how the adviser implements these strategies. In addition, this section discusses several important risks--credit risk, interest rate risk, income risk, and manager risk--faced by investors in the Fund. The Fund's Board of Trustees oversees the management of the Fund, and may change the investment strategies in the interest of shareholders. The Fund's objective is not fundamental, and so may be changed without a shareholder vote.

                                PLAIN TALK ABOUT
                                   Junk Bonds

Junk bonds are low-quality, high-risk corporate bonds that generally offer a high level of current income. Considered speculative by the major rating agencies, these bonds are rated less than Baa by Moody's Investors Service or BBB by Standard & Poor's Corporation (these ratings are typical for bonds that provide the highest income return). Junk bonds are often issued as a result of corporate restructurings--such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. Because of their low credit quality, junk bonds must pay higher interest to compensate investors for the substantial credit risk they assume. In order to minimize credit risk, high-yield corporate funds often diversify their holdings among many bond issuers.

Market Exposure
The Fund's primary strategy is to invest in high-yielding, low-quality corporate bonds, commonly known as "junk bonds." Typically, the Fund purchases intermediate-term bonds, which have a remaining maturity of between five and ten years.

[GRAPHIC APPEARS HERE] Because of its investment in junk bonds, the Fund is subject to substantial credit risk, which is the possibility that a bond issuer will fail to pay interest and principal in a timely manner.

  For more information about credit risk, see "Security Selection" on pages 5-6. The Fund is also subject to other risks generally associated with bonds.

[GRAPHIC APPEARS HERE] The Fund is subject to interest rate risk, which is the possibility that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be moderate for intermediate-term bonds.

  Changes in interest rates will affect bond income as well as bond prices.

[GRAPHIC APPEARS HERE] The Fund is subject to income risk, which is the possibility that the Fund's dividends (income) will fall due to falling interest rates. Income risk should be moderate for intermediate-term bonds.

  In the past, bond investors have seen the value of their investment rise and fall--sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

                                PLAIN TALK ABOUT
                            Bonds and Interest Rates

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

                                PLAIN TALK ABOUT
                                 Bond Maturities

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short term) to 30 years (long term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise-- but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.

  Because the Fund invests mainly in bonds, changes in interest rates will impact, to varying degrees, the value of the Fund's assets. To illustrate how much of an impact, the following table shows the effect of a 2% change (both up and down) in interest rates on three bonds with a face value of $1,000; each has a different maturity.

--------------------------------------------------------------------------------
                     How Interest Rate Changes Affect Bonds*
--------------------------------------------------------------------------------
                              Value of a $1,000 Bond  Value of a $1,000 Bond
                               After a 2% Increase     After a 2% Decrease
Type of Bond (Maturity)         in Interest Rates        in Interest Rates
--------------------------------------------------------------------------------
Short-Term (2.5 years)               $956                    $1,046
Intermediate-Term (10 years)          870                     1,156
Long-Term (20 years)                  816                     1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------

  These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or the Fund in particular.

Security Selection

Wellington Management Company, LLP (WMC), adviser to the Fund, seeks to minimize the substantial investment risk posed by junk bonds primarily through solid credit research and broad diversification among issuers.

[GRAPHIC APPEARS HERE] The Fund is subject to manager risk, which is the possibility that the adviser may do a poor job of selecting securities.

  At least 80% of the Fund's assets will be invested in high-yield corporate bonds rated B or better by Moody's Investors Service or Standard & Poor's Corporation. Not more than 20% of the Fund's assets may be invested in any of the following, taken as a whole: bonds that are rated less than B or that are unrated; convertible securities; and preferred stocks. If unrated, a bond must be, in the adviser's opinion, at least equivalent to a Caa rating by Moody's or a CCC rating by Standard & Poor's.
  The Fund will not invest in bonds that, at the time of initial investment, are rated less than Caa by Moody's or CCC by Standard & Poor's. However, the Fund may continue to hold bonds that have been downgraded, even if they are no longer eligible for purchase by the Fund.
  In the past, the Fund has not invested in non-income-producing high-yield bonds, such as zero coupon bonds--which pay interest only at maturity--or payment-in-kind bonds--which pay interest in the form of additional securities. Although it has no present plans to do so, the Fund may invest up to 5% of its assets in such bonds in the future.

6




                                PLAIN TALK ABOUT
                                 Credit Quality

A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade."

  Bonds rated less than Baa by Moody's or BBB by Standard & Poor's, such as those held by the Fund, are classified as non-investment grade. These bonds carry a high degree of risk and are considered speculative by the major rating agencies.

  Credit quality in the high-yield bond market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield bond. For these reasons, it is the Fund's policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize these ratings in conjunction with the adviser's own independent and ongoing review of credit quality.
  WMC selects bonds on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. WMC's analysis focuses on the nature of a company's business, its strategy, and the quality of its management. Based on this analysis, the adviser looks for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive because they offer better assurance of debt repayment and greater potential for capital appreciation.
  As of January 31, 1999, the Fund's holdings had the following credit quality characteristics:

--------------------------------------------------------------------------------
     Investment                                    Percent of Fund's Net Assets
--------------------------------------------------------------------------------
     Corporate bonds
       Aa/AA                                                    .%
       Baa/BBB                                                  .
       Ba/BB                                                    .
       B                                                        .
       Caa/CC                                                   .
       Nonrated                                                 .
     U.S. Treasury securities                                   .
     Cash reserves                                              .
--------------------------------------------------------------------------------

  To minimize credit risk, the Fund normally diversifies its holdings among bonds of at least 100 separate issuers representing many industries; as of January 31, 1999, the Fund held bonds of . corporate issuers. As a result, there should be less chance that the Fund will be hurt by a particular bond issuer's failure to pay either principal or interest.
  The Fund may, from time to time, take temporary defensive measures--such as holding cash reserves without limit--that are inconsistent with the Fund's primary investment strategies, in response to adverse market, economic, political, or other conditions. In taking such measures, the Fund may not achieve its investment objective.

                                PLAIN TALK ABOUT
                                  Turnover Rate

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for all high-yield corporate funds is approximately .%, according to Morningstar, Inc.

Turnover Rate
Although the Fund seeks to invest for the long term, it may sell securities regardless of how long the securities have been held. The Fund's average turnover rate for the past five years has been about .%. (A turnover rate of 100% would occur, for example, if the Fund sold and replaced securities valued at 100% of its net assets within a one-year period.)

The Fund and Vanguard

Vanguard High-Yield Corporate Fund is part of Vanguard Fixed Income Securities Funds, a member of The Vanguard Group. Vanguard is a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $. billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
  Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

Investment Adviser

The Fund employs Wellington Management Company, LLP (WMC), 75 State Street, Boston MA 02109, as its investment adviser. WMC manages the Fund subject to the control of the Trustees and officers of the Fund.
  Under the advisory agreement, the High-Yield Corporate Fund is required to pay WMC a quarterly fee based on certain annual percentage rates applied to the Fund's average month-end assets for the quarter. For the fiscal year ended January 31, 1999, the advisory fees paid by the High-Yield Corporate Fund represented an effective annual rate of .% of the Fund's average net assets.

                                PLAIN TALK ABOUT
                      Vanguard's Unique Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.

                                PLAIN TALK ABOUT
                               The Fund's Adviser

Wellington Management Company, LLP, is an investment advisory firm founded in 1928. As of January 31, 1999, WMC managed more than $. billion in total assets. The individual primarily responsible for overseeing the High-Yield Corporate Fund's investments is:

  Earl E. McEvoy, Senior Vice President and Partner of Wellington Management Company, and Fund Manager of the High-Yield Corporate Fund since 1984; has worked in investment management since 1972; with WMC since 1978; B.A., Dartmouth College; M.B.A., Columbia Business School.

8



  The Fund has authorized WMC to choose brokers or dealers to handle the purchase and sale of securities for the Fund, and to get the best available price and most favorable execution from these brokers with respect to all transactions. Also, the Fund may direct WMC to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.
  The Board of Trustees may, without prior approval from shareholders, change the terms of the advisory agreement or hire a new investment adviser, either as a replacement for WMC or as an additional adviser. However, any such change will be communicated to shareholders in writing.

Year 2000 Challenge

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.
  The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.
  In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Fund's operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.
  However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on the Fund's business, operations, or financial condition. Additionally, the Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.

                                PLAIN TALK ABOUT
                                  Distributions

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. The capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.

Dividends, Capital Gains, and Taxes

As a shareholder, you are entitled to your share of the Fund's net income (interest less expenses).The Fund's income dividends accrue daily and are distributed monthly; capital gains distributions, if any, generally occur in December. In addition, the Fund may occasionally be required to make supplemental capital gains distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically invested in more shares of the Fund. In either case, these distributions are taxable to you. It is important to note that distributions of dividends and any capital gains that are declared in December--if paid to you by the end of January--are taxed as if they had been paid to you in December.

  Vanguard will send you a statement each year showing the tax status of all your distributions. If you have chosen to receive dividend and/or capital gains distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, we will change the distribution option so that all dividends and other distributions are automatically invested in additional shares. We will not pay interest on uncashed distribution checks.

[_] The dividends and short-term capital gains that you receive are considered ordinary income for tax purposes.

                                PLAIN TALK ABOUT
                             "Buying a Capital Gain"

Unless you are investing through a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of a fund shortly before it makes a capital gains distribution, because doing so can cost you money in taxes. This is known as "buying a capital gain." For example: On January 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on January 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a capital gain," check a fund's distribution schedule before you invest.

[_] Any distributions of net long-term capital gains by the Fund are taxable to you as long-term capital gains, no matter how long you've owned shares in the Fund.
[_] Although the Fund does not seek to realize any particular amount of capital gains during a year, such gains are realized from time to time as by-products of its ordinary investment activities. Consequently, distributions may vary considerably from year to year.
[_] If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
[_] Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

  The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.) You should consult your tax adviser about the tax consequences of an investment in the Fund.

  Important Note: By law, the Fund must withhold 31% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so.

Share Price

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                                      Total Assets   -   Liabilities
              Net Asset Value    =  ----------------------------------
                                      Number of Shares Outstanding

  Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
  A Note on Pricing: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.
  The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations for the Fund, but the most common is HYCor.

10




                                PLAIN TALK ABOUT
                   How to Read the Financial Highlights Table

The Fund began fiscal 1999 with a net asset value (price) of $. per share. During the period, the Fund earned $ . per share from investment income (interest) and $ . per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.
  Shareholders received $. per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.
  The earnings ($ . per share) minus the distributions ($. per share) resulted in a share price of $ . at the end of the year. This was an increase of $ . per share (from $. at the beginning of the year to $ . at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was .% for the year.
  As of January 31, 1999, the Fund had $ . billion in net assets. For the year, its expense ratio was .% ($ . per $1,000 of net assets); and its net investment income amounted to .% of its average net assets. It sold and replaced securities valued at . % of its net assets.

Financial Highlights

The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.



                       FINANCIAL HIGHLIGHTS TABLE TO COME



  From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

Investing with Vanguard

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?

  Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.

  The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [GRAPHIC APPEARS HERE]. Please call us to request copies.

Services and Account Features

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
Telephone Redemptions (Sales and Exchanges)
Automatically set up for this Fund unless you notify us otherwise.
--------------------------------------------------------------------------------
Vanguard Direct Deposit Service(TM)[GRAPHIC APPEARS HERE]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
Vanguard Automatic Exchange Service(TM) [GRAPHIC APPEARS HERE]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
Vanguard Fund Express(R) [GRAPHIC APPEARS HERE]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
Vanguard Dividend Express(TM) [GRAPHIC APPEARS HERE]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
Vanguard Tele-Account(R) 1-800-662-6273 (ON-BOARD) [GRAPHIC APPEARS HERE] Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange fund shares.
--------------------------------------------------------------------------------
Access Vanguard(TM) www.vanguard.com [GRAPHIC APPEARS HERE]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send to you, by mail, an account access password that allows you to process the following financial and administrative transactions online:

[_] Open a new account.*
[_] Buy, sell, or exchange shares of most funds.
[_] Change your name/address.
[_] Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). *Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
Investor Information Department: 1-800-662-7447 (SHIP) Text Telephone:
1-800-952-3335
Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------
Client Services Department: 1-800-662-2739 (CREW) Text Telephone: 1-800-662-2738 Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------
Services for Clients of Vanguard's Institutional Division: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.

--------------------------------------------------------------------------------

12



Types of Accounts

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
For One or More People
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
For Holding Personal Trust Assets [GRAPHIC APPEARS HERE]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
For Individual Retirement Accounts [GRAPHIC APPEARS HERE]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
For an Organization [GRAPHIC APPEARS HERE]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
For Third-Party Trustee Retirement Investments
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
Vanguard Prototype Plans
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A Note on Investing with Vanguard Through Other Firms
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------


Buying Shares

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value.
--------------------------------------------------------------------------------
Minimum Investment to . . .
open a new account $3,000 (regular account); $1,000 (traditional IRAs and Roth
IRAs).

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A Note on Low Balances
The Fund reserves the right to close any nonretirement account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance falls below $2,500.
The fee is waived if your total Vanguard account assets are $50,000 or more.
--------------------------------------------------------------------------------
By Mail to . . . [GRAPHIC APPEARS HERE]
open a new account
Complete and sign the application form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form.

Make your check payable to: The Vanguard Group-29
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 2600                           455 Devon Park Drive
Valley Forge, PA 19482-2600             Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 2900                           455 Devon Park Drive
Valley Forge, PA 19482-2900             Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
By Telephone to . . . [GRAPHIC APPEARS HERE] open a new account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is in place.

Vanguard Tele-Account                Client Services
1-800-662-6273                       1-800-662-2739
*You must obtain a Personal Identification Number through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you've requested a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------

By Wire to Open a New Account or Add to an Existing  [GRAPHIC APPEARS HERE]
Account
Call Client Services to arrange your wire transaction. Wire transactions are not available for retirement accounts, except for asset transfers and direct rollovers.

Wire to:
FRB ABA 021001088
Marine Midland Bank, New York

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard High-Yield Corporate Fund-29
[Account number, or temporary number for a new account]
[Registered account owner/s]
[Registered address]
--------------------------------------------------------------------------------
 You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.

14

--------------------------------------------------------------------------------
A Note on Large Purchases
It is important that you call Vanguard before you invest a large dollar amount. We must consider the interests of all Fund shareholders and so reserve the right to refuse any purchase that will disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------


Redeeming Shares

This section describes how you can redeem--that is, sell or exchange--the Fund's shares.

When Selling Shares:
 . Vanguard sends the redemption proceeds to you or a designated third party.* . You can sell all or part of your Fund shares at any time.

* May require a signature guarantee; see footnote on page 16.

When Exchanging Shares:

 . The redemption proceeds are used to purchase shares of a different Vanguard fund.
 . You must meet the receiving fund's minimum investment requirements.
 . Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. For exchanges, the purchase side of the transaction will be based on the receiving fund's next-determined share price, again subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------
A Note on Redemption Fees
The Fund imposes a 1% redemption fee on shares that are redeemed by any method within one year of purchase. Currently, redemption fees do not apply to Fund shares held through Vanguard's separate record-keeping system for employee benefit plan accounts, due to certain economies associated with these accounts. However, the Fund reserves the right to impose redemption fees on its shares at any time if warranted by the Fund's future costs of processing redemptions from these accounts.
--------------------------------------------------------------------------------
Note: Once a redemption is processed and a confirmation number given, the transaction cannot be canceled.
--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail.
--------------------------------------------------------------------------------
Online Requests  [GRAPHIC APPEARS HERE]
Access Vanguard at www.vanguard.com
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send you, by mail, an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).
  Note: The Vanguard funds whose shares you cannot exchange online or by telephone are Vanguard U.S. Stock Index Funds, Vanguard Balanced Index Fund, Vanguard International Stock Index Funds, Vanguard REIT Index Fund, Vanguard Total International Stock Index Fund, and Vanguard Growth and Income Fund. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Telephone Requests [GRAPHIC APPEARS HERE]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours--to sell or exchange shares. You can exchange shares from the Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

Retirement Accounts:
You can exchange--but not sell--shares by calling Tele-Account or Client
Services.

Vanguard Tele-Account                Client Services
1-800-662-6273                       1-800-662-2739

--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
 [X] The ten-digit account number.
 [X] The name and address exactly as registered on the account.
 [X] The primary Social Security or employer identification number as registered on the account.
 [X] The Personal Identification Number, if applicable.

  Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A Note on Unusual Circumstances
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
Mail Requests [GRAPHIC APPEARS HERE]
All Account Types Except Retirement: Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:
For information on how to request distributions from:
 . Traditional IRAs and Roth IRAs--call Client Services.
 . SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and
  Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 1120                           455 Devon Park Drive
Valley Forge, PA 19482-1120             Wayne, PA 19087-1815

16

For clients of Vanguard's Institutional Division ...

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 2900                           455 Devon Park Drive
Valley Forge, PA 19482-2900             Wayne, PA 19087-1815
--------------------------------------------------------------------------------
A Note on Large Redemptions
It is important that you call Vanguard before you redeem a large dollar amount. We must consider the interests of all fund shareholders and so reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt the Fund's operation or performance.
  If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than in cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of three ways: check, wire (money market funds and other daily dividend funds only), or exchange to another Vanguard fund.
--------------------------------------------------------------------------------
Check Redemptions
Normally, Vanguard will mail your check within two business days of a redemption.
--------------------------------------------------------------------------------
Wire Redemptions [GRAPHIC APPEARS HERE]
The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account application. Wire redemptions can be initiated by mail or by telephone during Vanguard's business hours, but not online.

For Money Market Funds:
For telephone requests made by 10:30 a.m. EST, the wire will arrive at your bank by the close of business that same day. Requests made by 4 p.m. EST will arrive at your bank by the close of business on the following business day.

For Other Daily Dividend Funds:
For telephone requests made by 4 p.m. EST, the wire will arrive at your bank by the close of business on the following business day.
--------------------------------------------------------------------------------
Exchange Redemptions
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

Request in "Good Order" All redemption requests must be received by Vanguard in "good order." This means that your request must include:
 [X] The Fund name and account number.
 [X] The amount of the transaction (in dollars or shares).
 [X] Signatures of all owners exactly as registered on the account (for mail requests).
 [X] Signature guarantees (if required).*
 [X] Any supporting legal documentation that may be required.
 [X] Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most banks, credit unions, and licensed brokers.

Transactions are processed at the next-determined share price after Vanguard has received all required information.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Limits on Account Activity
Because excessive account transactions can disrupt management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:

[_] You may make no more than two substantive "round trips" through the Fund during any 12-month period.

[_] Your round trips through the Fund must be at least 30 days apart.
[_] The Fund may refuse a share purchase at any time, for any reason.

[_] Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------
Return Your Share Certificates
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------
All Trades Final
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been received and a confirmation number assigned.
--------------------------------------------------------------------------------


Transferring Registration

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 1110                           455 Devon Park Drive
Valley Forge, PA 19482-1110             Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                    Express or Registered mail to:
The Vanguard Group                      The Vanguard Group
P.O. Box 2900                           455 Devon Park Drive
Valley Forge, PA 19482-2900             Wayne, PA 19087-1815
--------------------------------------------------------------------------------


Fund and Account Updates

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.
 In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.

18




Fund and Account Updates (continued)

 To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Investor Information Department at 1-800-662-7447.
--------------------------------------------------------------------------------
Confirmation Statement Sent each time
you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
Portfolio Summary [GRAPHIC APPEARS HERE]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
Fund Financial Reports
Mailed in March and September for this Fund.
--------------------------------------------------------------------------------
Tax Statements
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------
Average Cost Review Statement [GRAPHIC APPEARS HERE]
Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using the average cost single category method.
--------------------------------------------------------------------------------

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





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

                                                                              21



Glossary of Investment Terms

Average Maturity
The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

Bond
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

Capital Gains Distribution
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

Cash Reserves
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

Dividend Income
Payment to shareholders of income from interest or dividends generated by a fund's investments.

Dollar-Cost Averaging
Investing equal amounts of money at regular intervals on an ongoing basis. This technique ensures that an investor buys fewer shares when prices are high and more shares when prices are low.

Expense Ratio
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

Face Value
The amount to be paid at maturity of a bond; also known as the par value or principal.

Fixed Income Securities
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

Investment Adviser
An organization that makes the day-to-day decisions regarding a fund's investments.

Investment Grade
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances.

Maturity
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

Net Asset Value (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Price/Earnings (P/E) Ratio
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

Principal
The amount of your own money you put into an investment.

Securities
Stocks, bonds, money market instruments, and other investment vehicles.

Total Return
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Volatility
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                       [LOGO OF THE VANGUARD GROUP APPEARS HERE]
                                               Post Office Box 2600
                                               Valley Forge, PA 19482-2600


For More Information

If you'd like more information about Vanguard High-Yield Corporate Fund, the following documents are available free upon request:

Annual/Semiannual Report to Shareholders

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year.

Statement of Additional Information (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

The Vanguard Group
Investor Information
Department
P.O. Box 2600
Valley Forge, PA 19482-2600

Telephone:
1-800-662-7447 (SHIP)

Text Telephone:
1-800-952-3335

World Wide Web:
www.vanguard.com

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

Client Services Department
Telephone:
1-800-662-2739 (CREW)

Text Telephone:
1-800-662-2738

Information provided by the Securities and Exchange Commission (SEC)

You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Fund are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

Fund's Investment Company Act
file number: 811-2368

(C) 1999 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

P029N-06/01/1999

Vanguard High-Yield Corporate Fund
Prospectus
June 1, 1999
A Bond Mutual Fund

   Contents

1   Fund Profile

3   Additional Information

3A  Word About Risk

3   Who Should Invest

4   Primary Investment Strategies

7   The Fund and Vanguard

7   Investment Adviser

8   Year 2000 Challenge

8   Dividends, Capital Gains, and Taxes

9   Share Price

10  Financial Highlights

11  Investing with Vanguard

11  Services and Account Features

12  Types of Accounts

12  Buying Shares

14  Redeeming Shares

17  Transferring Registration

17  Fund and Account Updates

Glossary (inside back cover)

--------------------------------------------------------------------------------
Why Reading This Prospectus Is Important
This prospectus explains the objective, risks, and strategies of Vanguard High-Yield Corporate Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Note
Vanguard High-Yield Corporate Fund is one of the nine Vanguard Bond Funds. The other eight Funds are offered through a separate prospectus; you can obtain a copy of that prospectus by calling Vanguard.
--------------------------------------------------------------------------------



Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Profile -- Vanguard High-Yield Corporate Fund

The following profile summarizes key features of Vanguard High-Yield Corporate Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income.

INVESTMENT STRATEGIES

The Fund invests primarily in low-quality, high-risk corporate bonds, commonly referred to as "junk bonds." These bonds are typically intermediate-term (with maturities between five and ten years). Under normal circumstances, at least 80% of the Fund's assets will be invested in high-yield corporate bonds rated B or better by Moody's Investors Service or Standard & Poor's Corporation. Not more than 20% of the Fund's assets may be invested in any of the following, taken as a whole: bonds that are rated less than B or that are unrated; convertible securities; and preferred stocks. For more information on security selection, see pages 5-6.

PRIMARY RISKS

The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

 . Credit risk, which is the chance that a bond issuer will fail to pay principal and interest in a timely manner, reducing the Fund's return. Credit risk will be substantial for the Fund.

 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally moderate for intermediate-term bonds.

 . Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bonds.

 . Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

  Because of the speculative nature of junk bonds, you should carefully consider the risks associated with this Fund before you purchase shares.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  The Fund's return for the most recent calendar quarter ended March 31, 1999, was .%.
--------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was .% (quarter ended ___) and the lowest return for a quarter was -.% (quarter ended ___).

2

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                             1 Year     5 Years     10 Years
--------------------------------------------------------------------------------

Vanguard High-Yield Corporate Fund              . %        . %         . %
Lehman Brothers High Yield Bond Index           .          .           .
--------------------------------------------------------------------------------

                                PLAIN TALK ABOUT
                             The Costs of Investing

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.

                                PLAIN TALK ABOUT
                                  Fund Expenses

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard High-Yield Corporate Fund's expense ratio in fiscal year 1999 was . %, or $. per $1,000 of average net assets. The average high-yield bond fund had expenses in 1998 of .%, or $ . per $1,000 of average net assets, according to Lipper, Inc., which reports on the mutual fund industry.

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended January 31, 1999.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                            None
Sales Charge (Load) Imposed on Reinvested Dividends:                 None
Redemption Fees:                                                      1%*

Annual Fund Operating Expenses (expenses deducted from
the Fund's assets)
Management Expenses:                                                  . %
12b-1 Distribution Fees:                                             None
Other Expenses:                                                       . %
  Total Annual Fund Operating Expenses:                               . %

*The 1% fee applies to shares redeemed (either by selling or exchanging to another fund) within one year of purchase. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for more than one year are not subject to the 1% fee.

  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
      1 Year         3 Years         5 Years         10 Years
--------------------------------------------------------------------------------
        $.             $.              $.               $.
--------------------------------------------------------------------------------

 This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and capital gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Wellington Management Company, LLP, Boston, Mass., since inception

Inception Date
December 27, 1978

Net Assets as of January 31, 1999
$ . billion

Newspaper Abbreviation
HYCor

Vanguard Fund Number
029

Cusip Number
922031208

Ticker Symbol
VWEHX

================================================================================
A Word About Risk

This prospectus describes the risks you would face as an investor in Vanguard High-Yield Corporate Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in Vanguard High-Yield Corporate Fund, you should also take into account your personal tolerance for the daily fluctuations of the bond market.

  Look for this [GRAPHIC APPEARS HERE] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.
================================================================================

Who Should Invest

The Fund may be a suitable investment for you if:

 . You wish to add a high-yield bond fund to your existing holdings, which could include other bond investments as well as stock, money market, and tax-exempt investments.

 . You are seeking a high level of current income.

 . You characterize your investment temperament as "aggressive."

 . You are willing to accept substantial investment risk.

                                PLAIN TALK ABOUT
                             Costs and Market-Timing

Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.

  The Vanguard funds do not permit market-timing. Do not invest in this Fund if you are a market-timer.

4


The Fund has adopted the following policies, among others, to discourage short-term trading:

 . The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds-- that it regards as disruptive to the efficient management of the Fund. This could be because of the timing of the investment or because of a history of excessive trading by the investor.

 . There is a limit on the number of times you can exchange into and out of the Fund (see "Exchanges" in the Investing with Vanguard section).

 . The Fund imposes a 1% redemption fee on shares that are redeemed by any method within one year of purchase.

 . The Fund reserves the right to stop offering shares at any time.

Primary Investment Strategies

This section explains the strategies that the investment adviser uses in pursuit of the Fund's objective, a high level of current income. It also explains how the adviser implements these strategies. In addition, this section discusses several important risks--credit risk, interest rate risk, income risk, and manager risk--faced by investors in the Fund. The Fund's Board of Trustees oversees the management of the Fund, and may change the investment strategies in the interest of shareholders. The Fund's objective is not fundamental, and so may be changed without a shareholder vote.

                                PLAIN TALK ABOUT
                                   Junk Bonds

Junk bonds are low-quality, high-risk corporate bonds that generally offer a high level of current income. Considered speculative by the major rating agencies, these bonds are rated less than Baa by Moody's Investors Service or BBB by Standard & Poor's Corporation (these ratings are typical for bonds that provide the highest income return). Junk bonds are often issued as a result of corporate restructurings--such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. Because of their low credit quality, junk bonds must pay higher interest to compensate investors for the substantial credit risk they assume. In order to minimize credit risk, high-yield corporate funds often diversify their holdings among many bond issuers.

Market Exposure

The Fund's primary strategy is to invest in high-yielding, low-quality corporate bonds, commonly known as "junk bonds." Typically, the Fund purchases intermediate-term bonds, which have a remaining maturity of between five and ten years.

[GRAPHIC APPEARS HERE]
Because of its investment in junk bonds, the Fund is subject to substantial credit risk, which is the possibility that a bond issuer will fail to pay interest and principal in a timely manner.

For more information about credit risk, see "Security Selection" on pages 5-6. The Fund is also subject to other risks generally associated with bonds.

[GRAPHIC APPEARS HERE]
The Fund is subject to interest rate risk, which is the possibility that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be moderate for intermediate-term bonds.

Changes in interest rates will affect bond income as well as bond prices.

[GRAPHIC APPEARS HERE]
The Fund is subject to income risk, which is the possibility that the Fund's dividends (income) will fall due to falling interest rates. Income risk should be moderate for intermediate-term bonds.

  In the past, bond investors have seen the value of their investment rise and fall--sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

                                PLAIN TALK ABOUT
                            Bonds and Interest Rates

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

  Because the Fund invests mainly in bonds, changes in interest rates will impact, to varying degrees, the value of the Fund's assets. To illustrate how much of an impact, the following table shows the effect of a 2% change (both up and down) in interest rates on three bonds with a face value of $1,000; each has a different maturity.

--------------------------------------------------------------------------------
                     How Interest Rate Changes Affect Bonds*
--------------------------------------------------------------------------------
                               Value of a $1,000 Bond   Value of a $1,000 Bond
                                After a 2% Increase      After a 2% Decrease
Type of Bond (Maturity)          in Interest Rates        in Interest Rates
--------------------------------------------------------------------------------
Short-Term (2.5 years)                  $956                   $1,046
Intermediate-Term (10 years)             870                    1,156
Long-Term (20 years)                     816                    1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------

  These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or the Fund in particular.

                                PLAIN TALK ABOUT
                                 Bond Maturities

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short term) to 30 years (long term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise-- but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.

Security Selection

Wellington Management Company, LLP (WMC), adviser to the Fund, seeks to minimize the substantial investment risk posed by junk bonds primarily through solid credit research and broad diversification among issuers.

[GRAPHIC APPEARS HERE]
The Fund is subject to manager risk, which is the possibility that the adviser may do a poor job of selecting securities.

  At least 80% of the Fund's assets will be invested in high-yield corporate bonds rated B or better by Moody's Investors Service or Standard & Poor's Corporation. Not more than 20% of the Fund's assets may be invested in any of the following, taken as a whole: bonds that are rated less than B or that are unrated; convertible securities; and preferred stocks. If unrated, a bond must be, in the adviser's opinion, at least equivalent to a Caa rating by Moody's or a CCC rating by Standard & Poor's.

  The Fund will not invest in bonds that, at the time of initial investment, are rated less than Caa by Moody's or CCC by Standard & Poor's. However, the Fund may continue to hold bonds that have been downgraded, even if they are no longer eligible for purchase by the Fund.

  In the past, the Fund has not invested in non-income-producing high-yield bonds, such as zero coupon bonds-- which pay interest only at maturity--or payment-in-kind bonds--which pay interest in the form of additional securities. Although it has no present plans to do so, the Fund may invest up to 5% of its assets in such bonds in the future.

6

                                PLAIN TALK ABOUT
                                 Credit Quality

A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade."

  Bonds rated less than Baa by Moody's or BBB by Standard & Poor's, such as those held by the Fund, are classified as non-investment grade. These bonds carry a high degree of risk and are considered speculative by the major rating agencies.

  Credit quality in the high-yield bond market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield bond. For these reasons, it is the Fund's policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize these ratings in conjunction with the adviser's own independent and ongoing review of credit quality.

  WMC selects bonds on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. WMC's analysis focuses on the nature of a company's business, its strategy, and the quality of its management. Based on this analysis, the adviser looks for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive because they offer better assurance of debt repayment and greater potential for capital appreciation.

  As of January 31, 1999, the Fund's holdings had the following credit quality characteristics:

--------------------------------------------------------------------------------
      Investment                                   Percent of Fund's Net Assets
--------------------------------------------------------------------------------
      Corporate bonds
        Aa/AA                                                  .%
        Baa/BBB                                                .
        Ba/BB                                                  .
        B                                                      .
        Caa/CC                                                 .
        Nonrated                                               .
      U.S. Treasury securities                                 .
      Cash reserves                                            .
--------------------------------------------------------------------------------

  To minimize credit risk, the Fund normally diversifies its holdings among bonds of at least 100 separate issuers representing many industries; as of January 31, 1999, the Fund held bonds of . corporate issuers. As a result, there should be less chance that the Fund will be hurt by a particular bond issuer's failure to pay either principal or interest.

  The Fund may, from time to time, take temporary defensive measures--such as holding cash reserves without limit--that are inconsistent with the Fund's primary investment strategies, in response to adverse market, economic, political, or other conditions. In taking such measures, the Fund may not achieve its investment objective.

                                PLAIN TALK ABOUT
                                  Turnover Rate

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for all high-yield corporate funds is approximately .%, according to Morningstar, Inc.

Turnover Rate

Although the Fund seeks to invest for the long term, it may sell securities regardless of how long the securities have been held. The Fund's average turnover rate for the past five years has been about .%. (A turnover rate of 100% would occur, for example, if the Fund sold and replaced securities valued at 100% of its net assets within a one-year period.)

The Fund and Vanguard

Vanguard High-Yield Corporate Fund is part of Vanguard Fixed Income Securities Funds, a member of The Vanguard Group. Vanguard is a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $. billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

  Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

Investment Adviser

The Fund employs Wellington Management Company, LLP (WMC), 75 State Street, Boston MA 02109, as its investment adviser. WMC manages the Fund subject to the control of the Trustees and officers of the Fund.

  Under the advisory agreement, the High-Yield Corporate Fund is required to pay WMC a quarterly fee based on certain annual percentage rates applied to the Fund's average month-end assets for the quarter. For the fiscal year ended January 31, 1999, the advisory fees paid by the High-Yield Corporate Fund represented an effective annual rate of .% of the Fund's average net assets.

                                PLAIN TALK ABOUT
                      Vanguard's Unique Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.

                                PLAIN TALK ABOUT
                               The Fund's Adviser

Wellington Management Company, LLP, is an investment advisory firm founded in 1928. As of January 31, 1999, WMC managed more than $. billion in total assets. The individual primarily responsible for overseeing the High-Yield Corporate Fund's investments is:

  Earl E. McEvoy, Senior Vice President and Partner of Wellington Management Company, and Fund Manager of the High-Yield Corporate Fund since 1984; has worked in investment management since 1972; with WMC since 1978; B.A., Dartmouth College; M.B.A., Columbia Business School.

8

  The Fund has authorized WMC to choose brokers or dealers to handle the purchase and sale of securities for the Fund, and to get the best available price and most favorable execution from these brokers with respect to all transactions. Also, the Fund may direct WMC to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.
  The Board of Trustees may, without prior approval from shareholders, change the terms of the advisory agreement or hire a new investment adviser, either as a replacement for WMC or as an additional adviser. However, any such change will be communicated to shareholders in writing.

Year 2000 Challenge

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.
  The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.
  In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Fund's operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.
  However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on the Fund's business, operations, or financial condition. Additionally, the Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.

Dividends, Capital Gains, and Taxes

As a shareholder, you are entitled to your share of the Fund's net income (interest less expenses). The Fund's income dividends accrue daily and are distributed monthly; distributions of capital gains generally occur in December. In addition, the Fund may occasionally be required to make supplemental capital gains distributions at some other time during the year.
  Dividend and capital gains distributions of Fund shares that are held as an investment option in an employer-sponsored retirement or savings plan will be reinvested in additional Fund shares and accumulate on a tax-deferred basis. You will not owe taxes on these distributions until you begin withdrawals. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of an investment in the Fund and of any plan withdrawals.

                                PLAIN TALK ABOUT
                                  Distributions

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. The capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.

Share Price

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                                      Total Assets   -   Liabilities
              Net Asset Value    =  -----------------------------------
                                      Number of Shares Outstanding

  Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
  A Note on Pricing: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.
  The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations for the Fund, but the most common is HYCor.

10

                                PLAIN TALK ABOUT
                   How to Read the Financial Highlights Table

The Fund began fiscal 1999 with a net asset value (price) of $. per share. During the period, the Fund earned $ . per share from investment income (interest) and $ . per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.
  Shareholders received $. per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.
  The earnings ($ . per share) minus the distributions ($. per share) resulted in a share price of $ . at the end of the year. This was an increase of $ . per share (from $. at the beginning of the year to $ . at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was .% for the year.
  As of January 31, 1999, the Fund had $ . billion in net assets. For the year, its expense ratio was .% ($ . per $1,000 of net assets); and its net investment income amounted to .% of its average net assets. It sold and replaced securities valued at

Financial Highlights

The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

                       FINANCIAL HIGHLIGHTS TABLE TO COME

  From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

Investing with Vanguard

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.

 . If you have any questions about the Fund or Vanguard, including the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Services Center, toll-free, at 1-800-523-1188.

 . If you have questions about your account, contact your plan administrator or the organization that provides record-keeping services for your plan.

Investment Options and Allocations
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

Transactions
Contributions, exchanges, or redemptions of the Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

Exchanges
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than four substantive "round trips" through the Fund (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
  Before making an exchange to or from another fund available in your plan, consider the following:

 . Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

 . Make sure to read that fund's prospectus. Contact Participant Services, toll-free, at 1-800-523-1188 for a copy.

 . Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

Accessing Fund Information by Computer

--------------------------------------------------------------------------------
Vanguard on the World Wide Web www.vanguard.com
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

                     (This page intentionally left blank.)

Glossary of Investment Terms

Average Maturity
The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

Bond
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

Capital Gains Distribution
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

Cash Reserves
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

Dividend Income
Payment to shareholders of income from interest or dividends generated by a fund's investments.

Dollar-Cost Averaging
Investing equal amounts of money at regular intervals on an ongoing basis. This technique ensures that an investor buys fewer shares when prices are high and more shares when prices are low.

Expense Ratio
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

Face Value
The amount to be paid at maturity of a bond; also known as the par value or principal.

Fixed Income Securities
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

Investment Adviser
An organization that makes the day-to-day decisions regarding a fund's investments.

Investment Grade
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances.

Maturity
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

Net Asset Value (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Price/Earnings (P/E) Ratio
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

Principal
The amount of your own money you put into an investment.

Securities
Stocks, bonds, money market instruments, and other investment vehicles.

Total Return
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Volatility
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                    [LOGO OF THE VANGUARD GROUP(R) APPEARS HERE]

                                                     Institutional Division
                                                     Post Office Box 2900
                                                     Valley Forge, PA 19482-2900

For More Information

If you'd like more information about Vanguard High-Yield Corporate Fund, the following documents are available free upon request:

Annual/Semiannual Report to Shareholders

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

The Vanguard Group
Participant Services Center
P.O. Box 2900
Valley Forge, PA 19482-2900

Telephone:
1-800-523-1188

Text Telephone:
1-800-523-8004

World Wide Web:
www.vanguard.com


Information provided by the Securities and Exchange Commission (SEC)

You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Fund are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

Fund's Investment Company Act file number: 811-2368

(C) 1999 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

I029N-06/01/1999

Vanguard High-Yield Corporate Fund
Participant Prospectus
June 1, 1999

A Bond Mutual Fund

   Contents

1  Fund Profile

3  Additional Information

3  A Word About Risk

3  Who Should Invest

4  Primary Investment Strategies

7  The Fund and Vanguard

7  Investment Adviser

8  Year 2000 Challenge

8  Dividends, Capital Gains, and Taxes

9  Share Price

10 Financial Highlights

11 Investing with Vanguard

11 Accessing Fund Information by Computer

Glossary (inside back cover)

--------------------------------------------------------------------------------
Why Reading This Prospectus Is Important

This prospectus explains the objective, risks, and strategies of Vanguard High-Yield Corporate Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Note

Vanguard High-Yield Corporate Fund is one of the nine Vanguard Bond Funds. The other eight Funds are offered through a separate prospectus; you can obtain a copy of that prospectus by calling Vanguard.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Important Note

This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
--------------------------------------------------------------------------------


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    PART B

                  VANGUARD FIXED INCOME SECURITIES FUND

                              (the "Trust")

                      STATEMENT OF ADDITIONAL INFORMATION

                               June 1, 1999

  This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectuses, as they may be amended from time to time. The Trust's current Prospectuses are dated June 1, 1999. To obtain a Prospec-tus or an additional Annual Report to Shareholders, which contains the Funds' Financial Statements, as hereby incorporated by reference, please call:

                     Vanguard Investor Information Center
                                1-800-662-7447
                                      or

                        Vanguard Institutional Services
                                1-800-523-1036

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Description of the Trust...................................................  B-1
Investment Policies........................................................  B-3
Purchase of Shares.........................................................  B-9
Share Price................................................................  B-9
Redemption of Shares.......................................................  B-9
Signature Guarantees....................................................... B-10
Fundamental Investment Limitations......................................... B-10
Management of the Trust.................................................... B-12
Investment Advisory Services............................................... B-16
Portfolio Transactions..................................................... B-18
Yield and Total Return..................................................... B-19
Financial Statements....................................................... B-21
Performance Measures....................................................... B-21
Other Definitions.......................................................... B-24
Appendix--Description of Securities and Ratings............................ B-24

                         DESCRIPTION OF THE TRUST

Organization

  The Trust was organized as Westminster Fixed Income Securities Fund a Mary-land corporation in 1972, reorganized as a Pennsylvania business trust in 1984, then reorganized as a Maryland corporation in 1985, before being reorga-nized as a Delaware business trust in May, 1998. Prior to its reorganization as a Delaware business trust, the Trust was known as Vanguard Fixed Income Se-curities Fund, Inc. The Trust is registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as an open-end diversified management investment company. It currently offers the following funds:

GNMA Fund                      Short-Term Treasury Fund            Short-Term Federal Fund
Short-Term Corporate Fund*     Intermediate-Term Treasury Fund     Intermediate-Term Corporate Fund
Long-Term Treasury Fund        Long-Term Corporate Fund            High-Yield Corporate Fund
                (individually, the "Fund"; collectively, the "Funds")

* The Short-Term Corporate Fund offers two classes of shares, Investor Shares and Institutional Shares.

  The Trust has the ability to offer additional fund or classes of shares. There is no limit on the number of full and fractional shares that the Trust may issue for a single fund or class of shares.

Service Providers

  Custodian. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, The Chase Manhattan Bank, N.A., 4 Chase MetroTech Center, Brooklyn, New York 11245, and First Union, PA4943, 530 Walnut Street, Phila-delphia, Pennsylvania 19106, serve as the Trust's custodians. The custodians are responsible for maintaining the Trust's assets and keeping all necessary accounts and records.

  Independent Public Accountant. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania, 19103, serves as the Trust's independent public accountant. The accountant audits financial statements for the Trusts and provides other related services.

  Transfer and Dividend-Paying Agent. The Fund's transfer agent and dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

Characteristics of the Trust's Shares

  Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of the Trust's shares, other than the possible future termination of the Trust or any of its funds. The Trust or any of its funds may be terminated by reorganization into another mu-tual fund or by liquidation and distribution of the assets of the affected fund. Unless terminated by reorganization or liquidation, the Trust and its funds will continue indefinitely.

  Shareholder Liability. The Trust is organized under Delaware law, which pro-vides that shareholders of a business trust are entitled to the same limita-tions of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Trust will not be personally liable for payment of the Trust's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Trust obligation only if the Trust itself had no remain-ing assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

  Dividend Rights. The shareholders of a fund are entitled to receive any div-idends or other distributions declared for such fund. No shares have priority or preference over any other shares of the same fund with respect to distribu-tions. Distributions will be made from the assets of a series, and will be paid ratably to all shareholders of the fund (or class) according to the num-ber of shares of such fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share clas-ses of the same series based upon differences in the way that expenses are al-located between share classes pursuant to a multiple class plan.

  Voting Rights. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a mate-rial degree the rights and preferences of the shares of any class or fund; or
(iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various cir-cumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of the Trust's net assets, and to change any fundamental policy of the Trust. Shareholders of the Trust receive one vote for each dollar of net asset value owned on the record date, and a frac-tional vote for each fractional dollar of net asset value owned on the record date. However, the shares of the fund affected by a particular matter are en-titled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote of shareholders.

  Liquidation Rights. In the event of liquidation, shareholders will be enti-tled to receive a pro rata share of the net assets of applicable funds of the Trust.

  Preemptive Rights. There are no preemptive rights associated with the Trust.

  Conversion Rights. Shareholders of the Trust may convert their shares into another class of shares of the same fund upon the satisfaction of any then ap-plicable eligibility requirements.

  Redemption Provision. The Trust's redemption provisions are described in its current prospectus and elsewhere in this Statement of Additional information.

  Sinking Fund Provisions. The Trust has no sinking fund provisions.

  Calls or Assessment. The Trust's shares are fully paid and non-assessable.

Tax Status of the Trust

  Each fund of the Trust qualifies as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a fund will not be liable for federal tax on income and capital gains distrib-uted to shareholders. In order to preserve its tax status, each fund of the Trust must comply with certain requirements. If a fund fails to meet these re-quirements in any taxable year, it will be subject to tax on its taxable in-come at corporate rates, and all distributions from earnings and profits, in-cluding any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax sta-tus as a regulated investment company.

                           INVESTMENT POLICIES

  The following policies supplement the investment objective and policies set forth in the Trust's Prospectuses:

  Repurchase Agreements. Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers either for defensive purposes due to mar-ket conditions or to generate income from its excess cash balances. A repur-chase agreement is an agreement under which a Fund acquires a fixed-income se-curity (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instru-ment. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until re-purchased. In addition, the Fund's Board of Trustees will monitor a Fund's re-purchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Portfolio.

  The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the un-derlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the under-lying security is collateral for a loan by a Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While each Fund's management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

  Lending of Securities. Each Fund may lend its investment securities to qual-ified institutional investors (typically brokers, dealers, banks or other fi-nancial institutions) who need to borrow securities in order to complete cer-tain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment secu-rities, a Fund attempts to increase its net investment income through the re-ceipt of interest on the loan. Any gain or loss in the market price of the se-curities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consistent with the Investment Company Act of 1940, and the Rules and Regulations or interpretations of the Securities and Exchange Com-mission (the "Commission") thereunder. These provisions limit the amount of securities a Fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral when-ever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bear-ing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by each Fund will com-ply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after no-tice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditwor-thiness of the broker, dealer or institution, will be considered in making de-cisions with respect to the lending of securities, subject to review by the Trust's Board of Trustees.

  At the present time, the Staff of the Commission does not object if an in-vestment company pays reasonable negotiated fees in connection with loaned se-curities, so long as such fees are set forth in a written contract and ap-proved by the investment company's Trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

  Vanguard Interfund Lending Program. The SEC has issued an exemptive order permitting the Funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in com-pliance with all conditions of the SEC's exemptive order.

  Temporary Investments. The Funds may take temporary defensive measures that are inconsistent with the Funds' normal fundamental or non-fundamental invest-ment policies and strategies in response to adverse market, economic, politi-cal, or other conditions. Such measures could include investments in (a) highly liquid short-term fixed income securities issued by or on behalf of mu-nicipal or corporate issuers, obligations of the U.S. Government and its agen-cies, commercial paper, and bank certificates of deposit; (b) shares of other investment companies which have investment objectives consistent with those of the Fund; (c) repurchase agree-ments involving any such securities; and (d) other money market instruments. There is no limit on the extent to which the Funds may take temporary defen-sive measures. In taking such measures, the Fund may fail to achieve its in-vestment objective.

  Illiquid and Restricted Securities. Each Fund may invest up to 15% of its net assets (10% with respect to the MM Fund(s)) in illiquid securities. Illiq-uid securities are securities that may not be sold or disposed of in the ordi-nary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

  Each Fund may invest in restricted, privately placed securities that, under SEC rules, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities--meaning that they could be difficult for the Fund to convert to cash if needed.

  If a substantial market develops for a restricted security held by the Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's Board of Trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. While the Fund's in-vestment adviser determines the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the advis-er's decisions. Several factors the Board considers in monitoring these deci-sions include the valuation of a security, the availability of qualified in-stitutional buyers, and the availability of information about the security's issuer.

  Foreign Investments. As indicated in the prospectuses, the Trust may include foreign securities to a certain extent. Investors should recognize that in-vesting in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.

  Currency Risk. Since the stocks of foreign companies are frequently denomi-nated in foreign currencies, and since the Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions be-tween various currencies. The investment policies of the Fund permit it to en-ter into forward foreign currency exchange contracts in order to hedge hold-ings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

  Federal Tax Treatment of Non-U.S. Transactions. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or ac-quisition of any forward contract, futures contract, option and similar finan-cial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules ap-plicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures con-tracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Depart-ment issued regulations under which certain transactions subject to the spe-cial currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or other-wise treated consistently for purposes of the Code. Any gain or loss attribut-able to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity in-vestments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Vanguard Fixed Income Securi-ties Funds may make or enter into will be subject to the special currency rules described above.

  Country Risk. As foreign companies are not generally subject to uniform ac-counting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly avail-able information about certain foreign companies than about domestic compa-nies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

  Although the Trust will endeavor to achieve most favorable execution costs in its portfolio transactions in foreign securities, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodial arrangements of the Fund's foreign securities will be somewhat greater than the expenses for the custodial arrangement for handling U.S. securities of equal value.

  Certain foreign governments levy withholding taxes against dividend and in-terest income. Although in some countries a portion of these taxes is recover-able, the non-recovered portion of foreign withholding taxes will reduce the income the Fund receives from its foreign investments.

  Futures Contracts and Options. Each Fund may enter into futures contracts, options, and options on futures contracts for several reasons: to simulate full investment in the underlying securities while retaining a cash balance for Fund management purposes, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Futures con-tracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures ex-changes. Futures exchanges and trading are regulated under the Commodity Ex-change Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Gov-ernment agency. Assets committed to futures contracts will be segregated to the extent required by law.

  Although futures contracts by their terms call for actual delivery or ac-ceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Clos-ing out an open futures position is done by taking an opposite position ("buy-ing" a contract which has previously been "sold," or "selling" a contract pre-viously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

  Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure comple-tion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are estab-lished by the futures exchange and may be changed. Brokers may establish de-posit requirements which are higher than the exchange minimums. Futures con-tracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

  After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the con-tract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

  Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavor-able changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts only for bona fide hedging purposes.

  Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's portfolio. A Fund will only sell futures contracts to protect securi-ties it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.

  Although techniques other than the sale and purchase of futures contracts could be used to control each Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

  Restrictions on the Use of Futures Contracts. A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

  Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin require-ments at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures con-tracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to hedge it effectively.

  Each Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

  The risk of loss in trading futures contracts in some strategies can be sub-stantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and sub-stantial loss (as well as gain) to the investor. For example, if at the time of pur-chase, 10% of the value of the futures contract is deposited as margin, a sub-sequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. Additionally, a Fund incurs the risk that its adviser will incorrectly predict future interest rate trends. However, because the futures strategies of the Funds are engaged in only for hedging purposes, the Advisers do not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. The Funds would presumably have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline.

  Utilization of futures transactions by a Fund does involve the risk of im-perfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Funds of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

  Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfa-vorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

  Federal Tax Treatment of Futures Contracts. Each Fund is required for Fed-eral income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts held as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon dis-position. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

  In order for each Fund to continue to qualify for Federal income tax treat-ment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, inter-est, income derived from loans of securities, gains from the sale of securi-ties or of foreign currencies or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain realized from the closing out of futures contracts will be considered qualifying income for purposes of the 90% requirement.

  A Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such dis-tributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.

                              PURCHASE OF SHARES

  Each Trust reserves the right in its sole discretion: (i) to suspend the of-fering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Trust, and (iii) to reduce or waive the minimum investment for or any other restrictions on ini-tial and subsequent investments for certain fiduciary accounts such as em-ployee benefit plans or under circumstances where certain economies can be achieved in sales of the Trust's shares.

                               SHARE PRICE

  The Trust's share price, or "net asset value" per share, is calculated by dividing the total assets of the Trust, less all liabilities, by the total number of shares outstanding. The net asset value is determined as of the close of the New York Stock Exchange (the "Exchange", generally 4:00 p.m. Eastern time) on each day that the exchange is open for trading.

  Trust securities for which market quotations are readily available (includes those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on exchange-listed securities is taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

  Short term instruments (those acquired with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premi-um, which approximates market value.

  Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of se-curities as well as any developments related to specific securities.

  Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

  The share price for the Trust can be found daily in the mutual fund listings of most major newspapers under the heading of "Vanguard Funds".

                             REDEMPTION OF SHARES

  Each Trust may suspend redemption privileges or postpone the date of pay-ment: (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Ex-change Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

  The Trust has made an election with the Commission to pay in cash all re-demptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. Redemptions in excess of the above lim-its may be paid in whole or in part, in readily marketable investment securi-ties or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market condi-tions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectuses under "Share Price" and a re-deeming shareholder would normally incur brokerage expenses if he converted these securities to cash.

  No charge is made by a Fund for redemptions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securi-ties held by the Fund.

                             SIGNATURE GUARANTEES

  To protect your account, the Fund and Vanguard from fraud, signature guaran-tees are required for certain redemptions. Signature guarantees enable the Fund to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (1) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s), and/or to an address other than the address of record; and (2) share transfer requests. These require-ments are not applicable to redemptions in Vanguard's prototype retirement plans, except in connection with: (1) distributions made when the proceeds are to be paid to someone other than the plan participant; (2) certain authoriza-tions to effect exchanges by telephone; and (3) when proceeds are to be wired. These requirements may be waived by the Fund in certain instances.

  A signature guarantor must be a bank, broker or any other signature guaran-tor that Vanguard deems acceptable. Notaries public are not acceptable signa-ture guarantors.

  The signature guarantees must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

                    FUNDAMENTAL INVESTMENT LIMITATIONS

  Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the hold-ers of a majority of the affected series' shares. For these purposes, a "ma-jority" of shares means shares representing the lesser of: (i) 67% or more of the votes cast to approve a change, so long as shares representing more than 50% of the series' net asset value are present or represented by proxy; or
(ii) more than 50% of the series' net asset value.

  Borrowing. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not make any additional investments whenever its out-standing borrowings exceed 5% of net assets.

  Commodities. The Fund may not invest in commodities, except that it may in-vest in bond (stock) futures contracts, bond (stock) options and options on bond (stock) futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.

  Diversification. With respect to 75% of its total assets, the Fund may not:
(i) purchase more than 10% of the outstanding voting securities of any one is-suer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

  Illiquid or Restricted Securities. The Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

  Industry Concentration. The Fund may not invest more that 25% of its total assets in any one industry.

  Investing for Control. The Fund may not invest in a company for purposes of controlling its management.

  Investment Companies. The Fund may not invest in any other investment compa-ny, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares the Fund acquires pursuant to Section 12 must have investment objec-tives and investment policies consistent with those of the Fund.

  Loans. The Fund may not lend money to any person except (i) by purchasing bonds or other debt securities or by entering into repurchase agreements; (ii) by lending its portfolio securities; and (iii) to another Vanguard fund through Vanguard's interfund lending program.

  Margin. The Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to com-modities.

  Oil, gas, minerals. The Fund may not invest in interests in oil, gas or other mineral exploration or development programs.

  Pledging assets. The Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

  Real Estate. The Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds se-cured by real estate.

  Senior securities. The Fund may not issue senior securities, except in com-pliance with the 1940 Act.

  Underwriting. The Fund may not engage in the business of underwriting secu-rities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

  Unseasoned companies. The Fund may not invest more than 5% of its assets in companies that have less than three years operating history (including the op-erating history of any predecessors).

  Warrants. The Fund may not purchase or sell warrants, put options or call options.

  None of these limitations prevents the Fund from participating in The Van-guard Group ("Vanguard"). As a member of the Group, the Fund may own securi-ties issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirement. See "Management of the Trust" for more information.

                         MANAGEMENT OF THE TRUST

Officers and Trustees

  The officers of the Trust manage its day-to-day operations and are responsi-ble to the Trust's Board of Trustees. The Trustees set broad policies for the Trust and choose its officers. The following is a list of the Trustees and of-ficers of the Trust and a statement of their present positions and principal occupations during the past five years. As a group, the Trust's Trustees and officers own less than 1% of the outstanding shares of each Fund of the Trust. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the 36 investment companies administered by Vanguard (35 in the case of Mr. Malkiel and 28 in the case of Mr. MacLaury). The mailing ad-dress of the Trustees and officers of the Trust is Post Office Box 876, Valley Forge, PA 19482.

JOHN C. BOGLE, (DOB: 5/8/1929) Senior Chairman and Trustee*

Senior Chairman and Director of The Vanguard Group, Inc. and Trustee of each of the investment companies in The Vanguard Group; Director of The Mead Corp. (Paper Products), General Accident Insurance, and Chris-Craft Industries, Inc. (Broadcasting & Plastics Manufacturer).

JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer, and
Trustee

Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee

Vice President, Chief Information Officer, and member of the Executive Commit-tee of Johnson and Johnson (Pharmaceuticals/Consumer Products), Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., Women First HealthCare, Inc. (Research and Education Institution), Recording for the Blind and Dyslexic, The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee

President Emeritus of The Brookings Institution (Independent Non-Partisan Re-search Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee

Chemical Bank Chairman's Professor of Economics, Princeton University; Direc-tor of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Southern New England Telecommunications Co.

ALFRED M. RANKIN, Jr. (DOB: 10/8/1941) Trustee

Chairman, President, Chief Executive Officer, and Director of NACCO Industries (Machinery/ Coal/Appliances), Director of the BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals), and The Standard Products Co. (Rubber Prod-ucts Company).

JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee

President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group), Director of Pacific Gas and Electric Co., Procter & Gam-ble Co., NACCO Industries (Machinery/ Coal/Appliances), and Newfield Explora-tion Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.

JAMER O. WELCH, Jr., (DOB: 5/13/1931) Trustee

Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chair-man and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee

Chairman and Chief Executive Officer of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engine Company), and The Mead Corp. (Paper Prod-ucts); and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary*

Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*

Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT SNOWDEN, (DOB: 9/4/1961) Controller*

Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.
--------

*Officers of the Trust are "interested persons" as defined in the Investment Company Act of 1940.

  The Vanguard Group. Vanguard Fixed Income Securities Fund is a member of The Vanguard Group of Investment Companies which consists of more than 35 invest-ment companies (the "Trusts"). Through their jointly-owned subsidiary, The Vanguard Group, Inc. ("Vanguard"), the Fund and the other funds in the Group obtain at cost virtually all of their corporate management, administrative and distribution services. Vanguard also provides investment advisory services on an at-cost basis to certain of the Vanguard funds.

  Vanguard employs a supporting staff of management and administrative person-nel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings and equipment. Each fund pays its share of Vanguard's net expenses which are allocated among the funds under methods approved by the Board of Trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing and custodian fees.

  Vanguard adheres to a Code of Ethics established pursuant to Rule 17j-1 un-der the Investment Company Act of 1940. The Code is designed to prevent unlaw-ful practices in connection with the purchase or sale of securities by persons associated with Vanguard. Under Vanguard's Code of Ethics certain Officers and employees of Vanguard who are considered access persons are permitted to en-gage in personal securities transactions. However, such transactions are sub-ject to procedures and guidelines similar to, and in many cases more restric-tive than, those recommended by a blue ribbon panel of mutual fund industry executives.

  Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard capital. At January 31, 1999, each Fund had contributed capital representing . % of each Fund's net assets. The total amount contributed by the Trust was $ . , which represented
 . % of Vanguard's capitalization. The Funds' Service Agreement provides for the following arrangement: (1) each Vanguard Fund may be called upon to invest a maximum of 0.40% of its assets in Vanguard, and (2) there is no restriction on the maximum cash investment that the Vanguard Funds may make in Vanguard.

  Management. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian rela-tionships; (6) shareholder reporting; and (7) review and evaluation of advi-sory and other services provided to the Funds by third parties.

  Distribution. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc. provides all distribution and marketing activities for the Trusts in the Group. The principal distribution expenses are for ad-vertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The Trustees and Officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each fund, and whether to organize new investment companies.

  One half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon their relative net assets. The remain-ing one half of these expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds in the Group, provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional na-ture shall exceed 125% of the average distribution expense rate for the Group, and that no fund shall incur annual distribution expenses in excess of 20/100 of 1% of its average month-end net assets.

  During the last three fiscal years, the Funds incurred the following approx-imate amounts of The Vanguard Group's management (including transfer agency), distribution and marketing expenses.

                                   Fiscal year ended Fiscal year ended Fiscal year ended
               Fund                 January 31 1997  January 31, 1998  January 31, 1999
Vanguard GNMA Fund
Vanguard High-Yield
 Corporate Fund
Vanguard Intermediate-
 Term Treasury Fund
Vanguard Intermediate-
 Term Corporate Fund
Vanguard Long-Term
 Treasury Fund
Vanguard Long-Term
 Corporate Fund
Vanguard Short-Term
 Treasury Fund
Vanguard Short-Term
 Corporate Fund
Vanguard Short-Term
 Corporate Fund--
 Institutional Class
Vanguard Short-Term
 Federal Fund

  Investment Advisory Services. Vanguard provides investment advisory services to several Vanguard Trusts. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the funds and Trusts utilizing these services.



Trustee Compensation

  The same individuals serve as Trustees of all Vanguard Trusts (with two ex-ceptions, which are noted in the table appearing on the following page), and each trust pays a proportionate share of the Trustees' compensation. The Trusts employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the Trusts.

  Independent Trustees. The trusts compensate their independent Trustees--that is, the ones who are not also officers of the trust--in three ways:

  . The independent Trustees receive an annual fee for their service to the trusts, which is subject to reduction based on absences from scheduled Board meetings.

  . The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.

  . Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each Trustee's death.

  "Interested" Trustees. The trusts' interested Trustees--Messrs. Bogle and Brennan--receive no compensation for their service in that capacity. However, they are paid in their role as officers of The Vanguard Group, Inc.

  Compensation Table. The following table provides compensation details for each of the Trustees. For the Trust, we list the amounts paid as compensation and accrued as retirement benefits by the fund for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard Trusts upon retirement, and the total amount of com-pensation paid to each Trustee by all Vanguard Trusts. All information shown is for the fiscal year ended January 31, 1999.

                     VANGUARD FIXED INCOME SECURITIES FUND
                              COMPENSATION TABLE

                                                                           Total
                                         Pension or                    Compensation
                                         Retirement                        From
                          Aggregate   Benefits Accrued    Estimated    All Vanguard
                         Compensation    As Part of    Annual Benefits Funds Paid to
Name of Directors         From Trust   Trust Expenses  Upon Retirement  Trustees(1)
-----------------        ------------ ---------------- --------------- -------------
John C. Bogle...........     None           None              None         None
John J. Brennan.........     None           None              None         None
Barbara Barnes
 Hauptfuhrer(2).........     $ .            $ .            $15,000         $ .
JoAnn Heffernam Heiser..     $ .            $ .            $15,000         $ .
Robert E. Cawthorn(2)...     $ .            $ .            $ 6,000         $ .
Bruce K. MacLaury.......     $ .            $ .            $12,000         $ .
Burton G. Malkiel.......     $ .            $ .            $15,000         $ .
Alfred M. Rankin, Jr. ..     $ .            $ .            $15,000         $ .
John C. Sawhill.........     $ .            $ .            $15,000         $ .
James O. Welch, Jr. ....     $ .            $ .            $15,000         $ .
J. Lawrence Wilson......     $ .            $ .            $15,000         $ .

--------

(1) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 36 Vanguard Trusts (35 in the case of Mr. Malkiel; 28 in the case of Mr. MacLaury).

(2) Mr. Cawthorn and Mrs. Hauptfuhrer have retired from the Trust's Board, effective May 31, 1998 and December 31, 1998, respectively.).

                         INVESTMENT ADVISORY SERVICES

            GNMA, LONG-TERM CORPORATE AND HIGH-YIELD CORPORATE

                                  FUNDS

  The Trust employs Wellington Management Company, LLP (the "Adviser") under an investment advisory agreement to manage the investment and reinvestment of the assets of the Trust's GNMA, Long-Term Corporate and High-Yield Corporate Funds and to continuously review, supervise and administer the investment pro-gram for each of these three Funds. The Adviser discharges its responsibili-ties subject to the control of the Officers and Trustees of the Trust.

  The GNMA, Long-Term Corporate and High-Yield Corporate Funds pay the Adviser an aggregate fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the aggre-gate average month-end net assets of the three Funds for the quarter:

                                GNMA Fund

   Net Assets                                                              Rate
   ----------                                                              -----
   First $3 billion....................................................... .020%
   Next $3 billion........................................................ .010%
   Over $6 billion........................................................ .008%

                           Long-Term Corporate Fund

   Net Assets                                                              Rate
   ----------                                                              -----
   First $1 billion....................................................... .040%
   Next $1 billion........................................................ .030%
   Next $1 billion........................................................ .020%
   Over $3 billion........................................................ .015%

                           High-Yield Corporate Fund

   Net Assets                                                              Rate
   ----------                                                              -----
   First $1 billion....................................................... .060%
   Next $1 billion........................................................ .040%
   Next $1 billion........................................................ .030%
   Over $3 billion........................................................ .025%

  The fee, as determined above, is allocated to each Fund based on the rela-tive net assets of each.

  During the fiscal years ended January 31, 1997, 1998 and 1999, the three Funds incurred the following advisory fees:

                                                   Fiscal Year Ended January 31,
                                                   ---------------------------------
Fund                                                  1997        1998     1999
----                                               ----------- ----------- ---------
GNMA.............................................. $   992,000 $ 1,067,000 $  .
Long-Term Corporate............................... $   951,000 $   963,000 $  .
High-Yield Corporate.............................. $ 1,370,000 $ 1,593,000 $  .

  Prior to May 1, 1996, these fees were paid under the terms of a previous in-vestment advisory agreement which called for a higher rate of fees. The pres-ent agreement may be continued for successive one-year periods, as long as such continuance is specifically approved at least annually: (a) by a vote of a majority of those members of the Board of Trustees of the Fund who are not parties to the agreement or interested persons of any such party, cast in per-son at a meeting called for the purpose of voting such approval, and (b) by the Board of Trustees of the Fund The agree-ment may be terminated by any Fund at any time, without penalty, by vote of the Board of Trustees of the Fund on 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund. The agreement will automatically terminate in the event of its assignment.

  The Fund's Board of Trustees may, without the approval of shareholders, pro-vide for:

    A. The employment of a new investment adviser pursuant to the terms of a new advisory agreement, either as a replacement for an existing adviser or as an additional adviser.

    B. A change in the terms of an advisory agreement.

    C. The continued employment of an existing adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the adviser.

  Any such change will be communicated to shareholders in writing.

  Because the Adviser provides only investment advisory services to the Fund and has no control over the Fund's expenses, the Adviser has not undertaken to guarantee expenses of the Fund. The Officers of the Fund have worked out al-ternative arrangements with state authorities which require an expense guaran-tee.

  Description of the Adviser. Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is a Massachusetts limited liability partnership, of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland, and John R. Ryan.

                   SHORT-TERM CORPORATE, SHORT-TERM FEDERAL,
            SHORT-TERM U.S. TREASURY, INTERMEDIATE-TERM CORPORATE,

    INTERMEDIATE-TERM U.S. TREASURY AND LONG-TERM U.S. TREASURY FUNDS

  The Short-Term Corporate, Short-Term Federal, Short-Term U.S. Treasury, In-termediate-Term Corporate, Intermediate-Term U.S. Treasury and Long-Term U.S. Treasury Funds receive all investment advisory services on an "internalized," at-cost basis from an experienced investment management staff employed di-rectly by Vanguard. This staff also provides investment advisory services to Vanguard Money Market Reserves, Vanguard Bond Index Fund, Vanguard Municipal Bond Fund, Vanguard Balanced Index Fund, Vanguard Admiral Funds, the Balanced Fund of Vanguard Tax-Managed Fund, Vanguard California Tax-Free Fund, Vanguard Florida Insured Tax-Free Fund, Vanguard New Jersey Tax-Free Fund, Vanguard Ohio Tax-Free Fund, Vanguard New York Tax-Free Fund, Vanguard Pennsylvania Tax-Free Fund and the Money Market and High-Grade Bond Funds of Vanguard Vari-able Insurance Fund. The compensation and other expenses of the staff are al-located among the Funds of the Trust and the other Funds listed above.

  During the fiscal years ended January 31, 1997, 1998 and 1999, the Funds in-curred the following advisory fees:

                        Fiscal year ended Fiscal year ended Fiscal year ended
         Fund           January 31, 1997  January 31, 1998  January 31, 1999
         ----           ----------------- ----------------- -----------------
Vanguard Intermediate-
 Term Treasury Fund         $     .           $     .             $ .
Vanguard Intermediate-
 Term Corporate Fund        $ 63,000          $102,000            $ .
Vanguard Long-Term
 Treasury Fund              $122,000          $136,000            $ .
Vanguard Short-Term
 Treasury Fund              $     .           $     .             $ .
Vanguard Short-Term
 Corporate Fund             $543,000          $698,000            $ .
Vanguard Short-Term
 Corporate Fund--
 Institutional Class        $    N/A          $     .             $ .
Vanguard Short-Term
 Federal Fund               $185,000          $205,000            $ .

  The investment management staff is supervised by the senior Officers of the Fund. The senior Officers, who are also Officers of Vanguard, Vanguard Money Market Reserves, Vanguard Bond Index Fund, Vanguard Municipal Bond Fund, Van-guard State Tax-Exempt Funds, and Vanguard Variable Insurance Fund, are di-rectly responsible to the Board of Trustees of the Fund. The Board of Trust-ees, elected annually by shareholders, sets broad policies for the Fund and chooses its Officers.

                            PORTFOLIO TRANSACTIONS

         GNMA, LONG-TERM CORPORATE AND HIGH-YIELD CORPORATE FUNDS

  The investment advisory agreement authorizes Wellington Management Company, LLP (the "Adviser") (with the approval of the Fund's Board of Trustees) to se-lect the brokers or dealers that will execute the purchases and sales of port-folio securities for the Fund and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution as to all transactions for the Fund. The Adviser has undertaken to execute each invest-ment transaction at a price and commission which provides the most favorable total cost or proceeds reasonably obtainable under the circumstances.

  In placing portfolio transactions, the Adviser will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain best available price and most favorable execution. The full range and quality of brokerage services available will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration may be given to those brokers which supply investment research and statistical information and provide other services in addition to execution services to the Fund and/or the Adviser. The Adviser considers such information useful in the performance of its obligations under the agreement but is unable to determine the amount by which such services may reduce its expenses.

  The investment advisory agreement also incorporates the concepts of Section 28(e) of the Securities Exchange Act of 1934 by providing that, subject to the approval of the Fund's Board of Directors, the Adviser may cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for ef-fecting the same transaction; provided that such commission is deemed reason-able in terms of either that particular transaction or the overall responsi-bilities of the Adviser to the Fund and the other Funds in the Group.

  Currently, it is the Fund's policy that the Adviser may at times pay higher commissions in recognition of brokerage services felt necessary for the achievement of better execution of certain securities transactions that other-wise might not be available. The Adviser will only pay such higher commissions if it believes this to be in the best interest of the Fund. Some brokers or dealers who may receive such higher commissions in recognition of brokerage services related to execution of securities transactions are also providers of research information to the Adviser and/or the Fund. However, the Adviser has informed the Fund that it generally will not pay higher commission rates spe-cifically for the purpose of obtaining research services.

  Some securities considered for investment by the Fund may also be appropri-ate for other Funds and/or clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of the Fund and one or more of these other Funds or clients served by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the several Funds and clients in a manner deemed equitable by the Advis-er.

                   SHORT-TERM CORPORATE, SHORT-TERM FEDERAL,
            SHORT-TERM U.S. TREASURY, INTERMEDIATE-TERM CORPORATE,
         INTERMEDIATE-TERM U.S. TREASURY, AND LONG-TERM U.S. TREASURY

                                  FUNDS

  Brokers or dealers who execute transactions for the Short-Term Corporate, Short-Term Federal, Short-Term U.S. Treasury, Intermediate-Term Corporate, In-termediate-Term U.S. Treasury, and Long-Term U.S. Treasury Portfolios are se-lected by Vanguard's investment management staff, which is responsible for us-ing its best efforts to obtain the best available price and most favorable execution for each transaction. Principal transactions are made directly with issuers, underwriters and market makers and usually do not involve brokerage commissions, although underwriting commissions and dealer mark-ups may be in-volved. Brokerage transactions are placed with brokers deemed most capable of providing favorable terms; where more than one broker can offer such terms, consideration may be given to brokers who provide the staff with research and statistical information.

  Vanguard's investment management staff may occasionally make recommendations to other Vanguard Funds or clients which result in their purchasing or selling securities simultaneously with the Funds. As a result, the demand for securi-ties being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the staff's policy not to favor one client over another in making recommendations or placing an order. If two or more clients are purchasing a given security on the same day from the same broker-dealer, such transactions may be averaged as to price.

                                ALL FUNDS

  The total brokerage commission paid by the Fund for the fiscal year ended January 31, 1999 was $ . . The Fund did not incur any brokerage commissions for the fiscal years ended January 31, 1997 and January 31, 1998.

                            YIELD AND TOTAL RETURN

  The yield* of each Fund of the Trust for the 30-day period ended January 31, 1999 is set forth below:

   Short-Term U.S. Treasury Fund........................................  . %
   Short-Term Federal Fund..............................................  . %
   Short-Term Corporate Fund--Investor Shares...........................  . %
   Short-Term Corporate Fund--Institutional Shares......................  . %
   Intermediate-Term U.S. Treasury Fund.................................  . %
   GNMA Fund............................................................  . %
   Long-Term U.S. Treasury Fund.........................................  . %
   Long-Term Corporate Fund.............................................  . %
   High-Yield Corporate Fund............................................  . %(1)
   Intermediate-Term Corporate Fund.....................................  . %

--------

 * The yield for each Fund of the Trust is calculated daily. Further, in calculating the yield, the premiums and discounts on asset-backed securities are not amortized.

(1) Yield for the High-Yield Corporate Fund reflects a premium based on the possibility that interest payments on some bonds may be reduced or eliminated. Also, since bonds with higher interest coupons may be replaced by bonds with lower coupons, income dividends are subject to reduction.

  The average annual total return of each Fund of the Trust for the one-, five- and ten-year periods ending January 31, 1999 is set forth below:

                                                    1 Year    5 Years  10 Years
                                                     Ended     Ended     Ended
                                                   1/31/1999 1/31/1999 1/31/1999
                                                   --------- --------- ---------
Short-Term U.S. Treasury Fund.....................    . %       . %       . %*
Short-Term Federal Fund...........................    . %       . %       . %*
Short-Term Corporate Fund--Investor Shares........    . %       . %       . %
Short-Term Corporate Fund--Institutional Shares...    . %*       .         .
GNMA Fund.........................................    . %       . %       . %
Intermediate-Term U.S. Treasury Fund..............    . %       . %       . %*
Intermediate-Term Corporate Fund..................    . %       . %*       .
Long-Term U.S. Treasury Fund......................    . %       . %       . %
Long-Term Corporate Fund..........................    . %       . %       . %
High-Yield Corporate Fund.........................    . %       . %       . %

--------
*Since inception:

                Short-Term Federal Fund--December 31, 1987
                Short-Term U.S. Treasury and Intermediate-Term

                U.S. Treasury Fund--October 28, 1991
                Intermediate-Term Corporate--November 1, 1993

                Short-Term Corporate Fund--Institutional Shares--September 30, 1997

Average Annual Total Return

  Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Fund, all ended on the last day of a recent month. Average annual total return quo-tations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares.

  Average annual total return is calculated by finding the average annual com-pounded rates of return of a hypothetical investment over such periods accord-ing to the following formula (average annual total return is then expressed as a percentage):

                            T = (ERV/P)/1//n-1

    Where:

        T =average annual total return

        P =a hypothetical initial investment of $1,000

        n = number of years

        ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Cumulative Total Return

  Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were rein-vested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                              C = (ERV/P) -1

    Where:

        C =cumulative total return

        P = a hypothetical initial investment of $1,000

        ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

SEC Yields

  Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by di-viding the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                       YIELD = 2[((a-b)/cd+1)/6/-1]

    Where:

        a =dividends and interest earned during the period.

        b = expenses accrued for the period (net of reimbursements).

        c=the average daily number of shares outstanding during

      the period that were entitled to receive dividends.

        d = the maximum offering price per share on the last day of the period.

                             FINANCIAL STATEMENTS

  The Fund's financial statements as of and for the fiscal year ended January 31, 1999, appearing in the Fund's 1999 Annual Report to Shareholders, and the reports thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Addi-tional Information. For a more complete discussion of the performance, please see the Trust's Annual Report to Shareholders, which may be obtained without charge.

                             PERFORMANCE MEASURES

  Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member trusts of The Vanguard Group of Investment Companies.

  Each of the investment company members of The Vanguard Group, including each Fund of Vanguard Fixed Income Securities Fund, may, from time to time, use one or more of the following unmanaged indices for comparative performance purpos-es.

  Standard and Poor's 500 Composite Stock Price Index--includes stocks se-lected by Standard and Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

  Standard & Poor's MidCap 400 Index--is composed of 400 medium sized domestic stocks.

  Standard & Poor's 500/BARRA Value Index--consists of the stocks in the Stan-dard and Poor's 500 Composite Stock Price Index ("S&P 500") with the lowest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500.

  Standard & Poor's SmallCap 600/BARRA Value Index--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

  Standard & Poor's SmallCap 600/BARRA Growth Index--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

  Russell 1000 Value Index--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

  Wilshire 5000 Equity Index--consists of more than 7,000 common equity secu-rities, covering all stocks in the U.S. for which daily pricing is available.

  Wilshire 4500 Equity Index--consists of all stocks in the Wilshire 5000 ex-cept for the 500 stocks in the Standard and Poor's 500 Index.

  Morgan Stanley Capital International EAFE Index--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East.

  Goldman Sachs 100 Convertible Bond Index--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convert-ible issues of $100 million or greater in market capitalization. The index is priced monthly.

  Lehman Brothers GNMA Index--includes pools of mortgages originated by pri-vate lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

  Lehman Long-Term Treasury Bond Index--is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of ten years or greater.

  Merrill Lynch Corporate & Government Bond Index--consists of over 4,500 U.S. Treasury, agency and investment grade corporate bonds.

  Lehman Corporate (Baa) Bond Index--all publicly offered fixed-rate, noncon-vertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than one year and with more than $25 million outstanding. This index includes over 1,000 issues.

  Lehman Brothers Long-Term Corporate Bond Index--is a subset of the Lehman Corporate Bond Index covering all corporate, publicly issued, fixed-rate, non-convertible U.S. debt issues rated at least Baa, with at least $50 million principal outstanding and maturity greater than ten years.

  Merrill Lynch DRD--Eligible Index--includes preferred stock issues which are eligible for the corporate dividends-received deduction.

  Lehman Brothers High Yield Index--includes all fixed income securities hav-ing a maximum quality rating of Ba1 (including defaulted issues; a minimum outstanding of $100mm, and at least one year to maturity; payment-in-kind bonds and Eurobonds are excluded.

  Bond Buyer Municipal Bond Index--is a yield index on current coupon high-grade general obligation municipal bonds.

  NASDAQ Industrial Index--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not in-clude income.

  Composite Index--70% Standard & Poor's 500 Index and 30% NASDAQ Industrial Index.

  Composite Index--65% Standard & Poor's 500 Index and 35% Lehman Long-Term Corporate AA or Better Bond Index.

  Composite Index--65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

  Lehman Long-Term Corporate AA or Better Bond Index--consists of all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt rated AA or AAA.

  Lehman Brothers Aggregate Bond Index--is a market-weighted index that con-tains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa- or better. The Index has a market value of over $4 trillion.

  Lehman Brothers Mutual Fund Short (1-5) Government/Corporate Index--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities be-tween one and five years. The index has a market value of over $1.6 trillion.

  Lehman Brothers Mutual Fund Intermediate (5-10) Government/Corporate Index-- is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between five and ten years. The index has a market value of over $700 billion.

  Lehman Brothers Long (10+) Government/Corporate Index--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than ten years. The index has a market value of over $900 billion.

  Lehman Brothers Intermediate-Term Corporate Bond Index--consists of all in-vestment grade corporate debt with maturities of five to ten years.

  Lipper General Equity Fund Average--an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper, Inc.

  Lipper Fixed Income Fund Average--an industry benchmark of average fixed in-come funds with similar investment objectives and policies, as measured by Lipper, Inc.

                               OTHER DEFINITIONS

  Marketing literature for the Funds of Vanguard Fixed Income Securities Fund, may from time to time refer to or discuss a Fund's DURATION. Duration is the weighted average life of a Fund's debt instruments measured on a present-value basis; it is generally superior to average weighted maturity as a measure of a Fund's potential volatility due to changes in interest rates.

  Unlike a Fund's average weighted maturity, which takes into account only the stated maturity date of the Fund's debt instruments, duration represents a weighted average of both interest and principal payments, discounted by the current yield-to-maturity of the securities held. For example, a four-year, zero-coupon bond, which pays interest only upon maturity (along with princi-pal), has both a maturity and duration of four years. However, a four-year bond priced at par with an 8% coupon has a maturity of four years but a dura-tion of 3.6 years (at an 8% yield), reflecting the bond's earlier payment of interest.

  In general, a bond with a longer duration will fluctuate more in price than a bond with a shorter duration. Also, for small changes in interest rates, du-ration serves to approximate the resulting change in a bond's price. For exam-ple, a 1% change in interest rates will cause roughly a 4% move in the price of a zero-coupon bond with a four-year duration, while an 8% coupon bond (with a 3.6 year duration) will change by approximately 3.6%.

                APPENDIX--DESCRIPTION OF SECURITIES AND RATINGS

I. Description of Bond Ratings

  Excerpts from Moody's Investors Service, Inc., ("Moody's") description of its four highest bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds; A--possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa--considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteris-tically unreliable over any great length of time. Ba--judged to have specula-tive elements; their future cannot be considered as well assured; B--generally lack characteristics of the desirable investment; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--speculative in a high degree; often in default; C--lowest rated class of bonds; regarded as having extremely poor prospects.

  Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

  Excerpts from Standard & Poor's Corporation ("S&P") description of its five highest bond ratings: AAA--highest grade obligations. Capacity to pay interest and repay principal is extremely strong; AA--also qualify as high grade obli-gations. A very strong capacity to pay interest and repay principal and dif-fers from AAA issues only in small degree; A--regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although they are somewhat susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank invest-ment. BB, B, CCC, CC--predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and CC the highest.

  S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

II. Description of GNMA Mortgage-Backed Certificates

  GNMA (Government National Mortgage Association) Certificates are mortgage-backed securities. The Certificates evidence part ownership of a pool of mortgage loans. The Certificates which the GNMA Portfolio will purchase are of the "modified pass-through" type. "Modified pass-through" Certificates entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

  The GNMA Guarantee The National Housing Act authorizes GNMA to guarantee the timely payment of principal of and interest on securities backed by a group (or pool) of mortgages insured by FHA or FHMA, or guaranteed by VA. The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if nec-essary to make any payments required under its guarantee.

  The Life of GNMA Certificates The average life of GNMA Certificates is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greatest part of principal invested well before the maturity of the mortgages in the pool. (Note: Due to the GNMA guarantee, foreclosures impose no risk to principal in-vestment.) As prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular is-sue of GNMA Certificates. However, statistics published by the FHA are nor-mally used as an indicator of the expected average life of GNMA Certificates. These statistics indicate that the average life of single-family dwelling mortgages with 25-30 year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. For this reason, it is standard practice to treat GNMA Certificates as 30-year mortgage-backed se-curities which prepay fully in the twelfth year.

  Yield Characteristics of GNMA Certificates The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages. GNMA receives an annual fee of 0.06 of 1% of the outstanding principal for providing its guarantee, and the issuer is paid an annual fee of 0.44 of 1% for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders.

  The coupon rate by itself, however, does not indicate the yield which will be earned on the Certificates for the following reasons:

    1. Certificates may be issued at a premium or discount, rather than at par.

    2. After issuance, Certificates may trade in the secondary market at a premium or discount.

    3. Interest is earned monthly, rather than semiannually as for tradi-tional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

    4. The actual yield of each GNMA Certificate is influenced by the prepay-ment experience of the mortgage pool underlying the Certificate. That is, if mortgagors pay off their mortgages early, the principal returned to Cer-tificate holders may be reinvested at more or less favorable rates.

  In quoting yields for GNMA Certificates, the standard practice is to assume that the Certificates will have a 12-year life. Compared on this basis, GNMA Certificates have historically yielded roughly 0.25 of 1% more than high-grade corporate bonds and 0.50 of 1% more than U.S. Government and U.S. Government Agency bonds. As the life of individual pools may vary widely, however, the actual yield earned on any issue of GNMA Certificates may differ significantly from the yield estimated on the assumption of a 12-year life.

  Market for GNMA Certificates Since the inception of the GNMA Mortgage-Backed Securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the sec-ondary market by securities dealers and many types of investors make the GNMA Certificates a highly liquid instrument. Prices of GNMA Certificates are read-ily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment expe-rience of the pool of mortgages backing each Certificate.

  "When Issued" Securities GNMA securities may be purchased and sold on a when issued and delayed delivery basis. Delayed delivery or when issued transac-tions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. When the Fund engages in "when issued" and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the op-portunity of obtaining a price or yield considered to be advantageous. When issued and delayed delivery transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by the Fund until it receives payment or delivery from the other party to the trans-action. A separate account of liquid assets equal to the value of such pur-chase commitments will be maintained until payment is made. To the extent the Fund engages in "when issued" and delayed delivery transactions, it will do so for the purpose of acquiring securities consistent with its investment objec-tive and policies and not for the purpose of investment leverage.

III. Commercial Paper

  A Fund may invest in commercial paper (including variable amount master de-mand notes) rated A-1 or better by Standard & Poor's or Prime-1 by Moody's, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by Standard & Poor's. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to fi-nance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the in-vestment of fluctuating amounts at varying market rates of interest pursuant to arrangement between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master demand notes are direct lending arrangements between a lender and a borrower, it is not generally contemplated that such instruments will be trad-ed, and there is no secondary market for these notes, although they are re-deemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with the Fund's investment in variable amount master demand notes, Vanguard's investment management staff will monitor, on an ongoing basis, the earning power, cash flow and other li-quidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand.

  Commercial paper rated A-1 by Standard & Poor's has the following character-istics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is A-1, A-2 or A-3. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evalu-ation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the is-suer's products in relation to completion and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the manage-ment of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

IV. U.S. Government Securities

  The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States Treasury, by various agen-cies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. The term also refers to "repurchase agreements" collateralized by such securities.

  U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look princi-pally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

  Some of the U.S. Government agencies that issue or guarantee securities in-clude the Export-Import Bank of the United States, Farmers Home Administra-tion, Federal Housing Administration, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority.

  An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and the Federal National Mortgage Association.

V. Bank Obligations

  Time deposits are non-negotiable deposits maintained in a banking institu-tion for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations of commercial banks. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Frequently, dealers selling variable rate certificates of deposit to a Fund will agree to repurchase such instruments, at the Fund's option, at par on or near the cou-pon dates. The dealers' obligations to repurchase these instruments are sub-ject to conditions imposed by various dealers; such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. A Fund is also able to sell variable rate certifi-cates of deposit in the secondary market. Variable rate certificates of de-posit normally carry a higher interest rate than comparable fixed-rate certif-icates of deposit. A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most ac-ceptances have maturities of six months or less and are traded in the second-ary markets prior to maturity.

VI. Short and Intermediate Term Corporate Debt Securities

  Outstanding non-convertible corporate debt securities (e.g. bonds and deben-tures) which are rated Baa3 or better either by Moody's or BBB- or better by Standard & Poor's are considered investment grade.

VII. Foreign Investments

  The Short-Term Corporate, Intermediate-Term Corporate, High Yield Corporate and Long-Term Corporate Funds may invest in the securities (payable in U.S. dollars) of foreign issues and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). Because these Funds invest in such securities, investment in these Funds involves investment risks that are different in some respects from an investment in a fund which invests only in debt obligations of U.S. issuers. Such risks may include fu-ture political and economic developments, the possible imposition of withhold-ing taxes on interest income payable on the securities held, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other restrictions by foreign governments which may adversely affect the payment of principal and interest on securities held by the Funds, difficulty in obtaining and enforcing court judgments abroad, the possibility of restrictions on investments in other jurisdictions, reduced levels of government regulation of securities markets in foreign countries, and difficulties in effecting the repatriation of capital invested abroad.

VIII. Zero Coupon Treasury Bonds

  All Funds may invest in zero coupon Treasury bonds, a term used to describe U.S. Treasury notes and bonds which have been stripped of their unmatured in-terest coupons, or the coupons themselves, and also receipts or certificates representing interest in such stripped debt obligations and coupons. The timely payment of coupon interest and principal on these instruments remains guaranteed by the "full faith and credit" of the United States Government.

  A zero coupon bond does not pay interest. Instead, it is issued at a sub-stantial discount to its "face value"--what it will be worth at maturity. The difference between a security's issue or purchase price and its face value represents the imputed interest an investor will earn if the security is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. The Trust, which ex-pects to qualify as a regulated investment company, intends to pass along such interest as a component of a Fund's distributions of net investment income.

  Zero coupon bonds may offer investors the opportunity to earn higher yields than those available on U.S. Treasury bonds of similar maturity. However, zero coupon bond prices may also exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest is returned to the investor.

IX. Collateralized Mortgage Obligations

  The Short-Term Federal, Short-Term Corporate, Intermediate-Term Corporate and the Short-, Intermediate- and Long-Term U.S. Treasury Funds may invest in collateralized mortgage obligations (CMOs), bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a "tranche". Under the CMO structure, the cash flows generated by the mort-gages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a CMO structure are retired sequentially as opposed to the pro rata return of principal found in traditional pass-through obligations. Sub-ject to the various provisions of individual CMO issues, the cash flow gener-ated by the underlying collateral (to the extent it exceeds the amount re-quired to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in ac-cordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issuance, would ini-tially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospec-tus, receive all of the principal payments until they are retired. The sequen-tial retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate and long final maturities and expected average lives. The primary risks involved in any mortgage security, such as a CMO issuance, is its exposure to prepayment risk. To the extent a particular tranche is ex-posed to this risk, the bondholder is generally compensated in the form of higher yield. In order to provide security, in addition to the underlying col-lateral, many CMO issues also include minimum reinvestment rate and minimum sinking-fund guarantees. Typically, the Funds will invest in those CMOs that most appropriately reflect their average maturities and market risk profiles. Consequently, the Short-Term Funds invest only in CMOs with highly predictable short-term average maturities. Similarly, the Intermediate- and Long-Term Treasury Funds will invest in those CMOs that carry market risks consistent with intermediate- and long-term bonds.

X. Real Estate

  The GNMA Fund may invest in real estate investment conduits ("REMICs"). REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase ben-eficial interests in REMICs, which are known as "regular" interests, or "re-sidual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certifi-cates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the pay-ment of principal as payments are required to be made on the underlying mort-gage participation certificates. FNMA REMIC Certificates are issued and guar-anteed as to timely distribution of principal and interest by FNMA.

                                    PART C

                  VANGUARD FIXED INCOME SECURITIES FUND

                               OTHER INFORMATION

Item 23. Exhibits

Exhibit

     Description

  (a)  Articles of Incorporation**

  (b)  By-Laws of Registrant**

  (c) Reference is made to Articles III and V of the Registrant's Declara-tion of Trust

  (d)  Investment Advisory Contracts

  (e)  Not Applicable

  (f) Reference is made to the section entitled "Management of the Trust" in the Registrant's Statement of Additional Information

  (g)  Custodian Agreement*

  (h)  Amended and Restated Funds' Service Agreement*

  (i)  Legal Opinion

  (j)  Consent of Independent Accountants+

  (k)  Not Applicable

  (l)  Not Applicable

  (m)  Not Applicable

  (n)  Financial Data Schedules*

  (o)  Not Applicable
--------

 * Filed herewith

** Previously filed

 + To be filed by amendment

Item 24. Persons Controlled by or under Common Control with Registrant

  Registrant is not controlled by or under common control with any person.


Item 25. Indemnification

  The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Regis-trant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws gener-ally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capac-ity. Among other things, this provision excludes any liability arising by rea-son of willful misfeasance, bad faith, gross negligence, or the reckless dis-regard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

Item 26. Business and Other Connections of Investment Adviser

  Wellington Management Company, LLP ("Wellington Management") is an invest-ment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The list required by this Item 28 of officers and part-ners of Wellington Management, together with any information as to any busi-ness profession, vocation, or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).

Item 27. Principal Underwriters

  (a) Not Applicable

  (b) Not Applicable

  (c) Not Applicable

Item 28. Location of Accounts and Records

  The books, accounts, and other documents required to be maintained by Sec-tion 31(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., Valley Forge, Pennsylvania 19482; and the Regis-trant's Custodians, First Union National Bank, N.A., Philadelphia, Pa., State Street Bank and Trust Company, Boston, MA. and Chase Manhattan Bank, Brooklyn, N.Y.

Item 29. Management Services

  Other than as set forth under the description of The Vanguard Group in Part B of this Registration Statement, the Registrant is not a party to any manage-ment-related service contract.

Item 30. Undertakings

  Not Applicable.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the require-ments for effectiveness of this Amendment to the Registration Statement pursu-ant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its be-half by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 31st day of March, 1999.

                                      Vanguard Fixed Income Securities Fund


                                         By         Heidi Stam
                                            -----------------------------------
                                                    John J. Brennan*
                                           Chairman & Chief Executive Officer

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effec-tive Amendment to the Registration Statement has been signed below by the fol-lowing persons in the capacities and on the date indicated:

           Signatures                       Title                 Date
           ----------                       -----                 ----
          Heidi Stam                  Senior Chairman of      March 31, 1999
------------------------------------   the Board and
           John C. Bogle*              Trustee

          Heidi Stam                  Chairman, Trustee,      March 31, 1999
------------------------------------   and Chief
          John J. Brennan*             Executive Officer

          Heidi Stam                  Trustee                 March 31, 1999
------------------------------------
     JoAnn Heffernan Heisen*

          Heidi Stam                  Trustee                 March 31, 1999
------------------------------------
         Burton G. Malkiel*

          Heidi Stam                  Trustee                 March 31, 1999
------------------------------------
         Bruce K. MacLaury*

          Heidi Stam                  Trustee                 March 31, 1999
------------------------------------
       Alfred M. Rankin, Jr.*

          Heidi Stam                  Trustee                 March 31, 1999
------------------------------------
          John C. Sawhill*

              Signature                         Title                Date
              ---------                         -----                ----
           Heidi Stam                   Trustee                 March 31, 1999
-------------------------------------
        James O. Welch, Jr.*

           Heidi Stam                   Trustee                 March 31, 1999
-------------------------------------
         J. Lawrence Wilson*

           Heidi Stam                    Principal Financial    March 31, 1999
-------------------------------------    Officer and
       Thomas J. Higgins*                Accounting Officer

--------

* By Power of Attorney. See File Number 33-4424, filed on January 25, 1999. Incorporated by Reference.

                               Index to Exhibits

Financial Data Schedule................................................ EX-99.BN